AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2008

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 13

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 87
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on April 30, 2008 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Units of interest in Separate Account under individual flexible payment
                                       variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company with variable investment options under MONY's MONY Variable Account A.


PROSPECTUS DATED MAY 1, 2008


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------


MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of September 1, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain existing Qualified Plans. (See "Summary of the Contract--Purpose of the Contract.") Although this prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the investment options, features and charges of the Contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY Variable Account A. Both the value of your Contract before the date annuity payments begin and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The AIM Variable Insurance Funds, AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").



--------------------------------------------------------------------------------
Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Financial Services          o EQ/Lord Abbett Growth and Income
o AIM V.I. Global Health Care          o EQ/Lord Abbett Mid Cap Value
o AIM V.I. Technology                  o EQ/Money Market
o All Asset Allocation                 o EQ/Montag & Caldwell Growth
o AXA Aggressive Allocation(1)         o EQ/PIMCO Real Return
o AXA Conservative Allocation(1)       o EQ/Short Duration Bond
o AXA Conservative-Plus Allocation(1)  o EQ/Small Company Index
o AXA Moderate Allocation(1)           o EQ/UBS Growth and Income
o AXA Moderate-Plus Allocation(1)      o EQ/Van Kampen Emerging Markets
o EQ/AllianceBernstein Small Cap         Equity
  Growth
o EQ/AllianceBernstein Value           o EQ/Van Kampen Mid Cap Growth
o EQ/BlackRock Basic Value Equity      o EQ/Van Kampen Real Estate
o EQ/Boston Advisors Equity Income     o Franklin Income Securities
o EQ/Calvert Socially Responsible      o Franklin Rising Dividends Securities
o EQ/Capital Guardian Research         o Franklin Zero Coupon 2010
o EQ/FI Mid Cap                        o Janus Aspen Forty
o EQ/GAMCO Mergers and Acquisitions    o Janus Aspen International Growth
o EQ/GAMCO Small Company Value         o MFS(R) Utilities Series
o EQ/Government Securities             o Multimanager High Yield
o EQ/JPMorgan Core Bond                o Multimanager Small Cap Growth
o EQ/Long Term Bond
--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o Oppenheimer Global Securities        o ProFund VP Bear
  Fund/VA                              o ProFund VP Rising Rates Opportunity
o PIMCO Global Bond (Unhedged)         o ProFund VP UltraBull
o PIMCO StocksPLUS Growth and          o The Universal Institutional Funds, Inc.
  Income                                 Global Value Equity
--------------------------------------------------------------------------------


Not all of these portfolios may be available in all states or all markets.


(1) The "AXA Allocation" portfolios.


You may also allocate some or all of your Purchase Payments and fund values into our Guaranteed Interest Account, which is discussed later in this Prospectus.


A Statement of Additional Information dated May 1, 2008 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.




                                                                          x01921

                                                                          MNY-VA

Table of contents


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--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                     1
--------------------------------------------------------------------------------
Definitions                                                                    1
Purpose of the Contract                                                        1
Purchase Payments and fund value                                               1
Minimum Purchase Payments                                                      1
MONY Variable Account A                                                        1
Guaranteed Interest Account                                                    2
Benefit option packages                                                        3
Transfer of fund value                                                         3
Loans                                                                          3
Surrenders                                                                     3
Charges and deductions                                                         3
Right to return contract provision                                             3
Death benefit                                                                  4
Fee tables                                                                     5
Example                                                                        5
Other contracts                                                                7
Condensed financial information                                                7



--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY?                                        8
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                    8
How to reach us                                                                8
MONY Variable Account A                                                        8



--------------------------------------------------------------------------------
3. THE FUNDS                                                                  10
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY Variable Account A                       14
Guaranteed Interest Account                                                   14



--------------------------------------------------------------------------------


4.  DETAILED INFORMATION ABOUT THE CONTRACT                                   15
--------------------------------------------------------------------------------
Payment and allocation of Purchase Payments                                   15
Telephone/fax/web transactions                                                18
Disruptive transfer activity                                                  19
Termination of the Contract                                                   20




--------------------------------------------------------------------------------
5. SURRENDERS                                                                 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LOANS                                                                     22
--------------------------------------------------------------------------------

i  Table of contents

--------------------------------------------------------------------------------
7. DEATH BENEFIT                                                              23
--------------------------------------------------------------------------------
Death benefit provided by the Contract                                        23
Election and effective date of election                                       24
Payment of death benefit proceeds                                             24



--------------------------------------------------------------------------------
8. CHARGES AND DEDUCTIONS                                                     25
--------------------------------------------------------------------------------
Deductions from Purchase Payments                                             25


Charges against Fund Value                                                    25
Deductions from Fund Value                                                    26




--------------------------------------------------------------------------------
9. ANNUITY PROVISIONS                                                         29
--------------------------------------------------------------------------------
Annuity payments                                                              29
Election and change of settlement option                                      29
Settlement Options                                                            29
Frequency of annuity payments                                                 30
Additional provisions                                                         30



--------------------------------------------------------------------------------
10. OTHER PROVISIONS                                                          31
--------------------------------------------------------------------------------
Ownership                                                                     31
Provision required by Section 72(s) of the Code                               31
Provision required by Section 401(a)(9) of the Code                           31
Secondary annuitant                                                           31
Assignment                                                                    32
Change of beneficiary                                                         32
Substitution of securities                                                    32
Changes to Contracts                                                          32
Change in operation of MONY Variable Account A                                32



--------------------------------------------------------------------------------
11. VOTING RIGHTS                                                             33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. DISTRIBUTION OF THE CONTRACTS                                             34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. FEDERAL TAX STATUS                                                        36
--------------------------------------------------------------------------------
Introduction                                                                  36
Taxation of annuities in general                                              36
Retirement plans                                                              37


Tax treatment of the Company                                                  37




--------------------------------------------------------------------------------
14. ADDITIONAL INFORMATION                                                    38
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15. LEGAL PROCEEDINGS                                                         39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. FINANCIAL STATEMENTS                                                      40
--------------------------------------------------------------------------------

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APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                         I-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Summary of the Contract

--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AIM Variable Insurance Funds, AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, and The Universal Institutional Funds, Inc. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.



DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.

An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.


We no longer offer the Contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the Contract; or


(2) If you have established an existing SIMPLE IRA or SEP IRA Plan, we will offer Contracts to new employees and continue to accept contributions for all participating employees.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS-- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS-- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. These payments may be subject to a surrender charge, a contract charge and/or income or other taxes.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.


MINIMUM PURCHASE PAYMENTS


The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Detailed information about the Contract -- Payment and allocation of Purchase Payments.")


Additional Purchase Payments may be made at any time.


MONY VARIABLE ACCOUNT A

MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.


1  Summary of the Contract

The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT


The Guaranteed Interest Account is part of the Company's General Account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------


                                                      Summary of the Contract  2

BENEFIT OPTION PACKAGES

There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


-------------------------------------------------------------------------------------
                             Option 1
-------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%
charge                       Maximum annual rate--1.40%
-------------------------------------------------------------------------------------
Death benefit on death of    The greater of:
Annuitant                    (1) The Fund Value less any outstanding debt on the
                             date due proof of the Annuitant's death is received by
                             the Company

                             or
                             (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any surrender charges and less any outstanding debt.*



-------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum Purchase Payment for
Payment                      qualified plans is the same for both options. (See
                             "Detailed Information about the Policy.")
                             Non-Qualified--$5,000
-------------------------------------------------------------------------------------
Annuitant Issue age          Qualified--0-80
                             Non-Qualified--0-80
-------------------------------------------------------------------------------------
Annual contract charge       Current charge is $30.


-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
                             Option 2
-------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.45%
charge                       Maximum annual rate--1.95%
-------------------------------------------------------------------------------------
Death benefit on death of    The greatest of:
Annuitant                    (1) The Fund Value less any outstanding debt on the
                             date due proof of the Annuitant's death is received by
                             the Company

                             or
                             (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any surrender charges and less any outstanding debt*

                             or
                             (3) Step Up Value (See "Death Benefit").
-------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum Purchase Payment for
Payment                      qualified plans is the same for both options. (See
                             "Detailed Information about the Policy.")
                             Non-Qualified --$10,000
-------------------------------------------------------------------------------------
Annuitant Issue age          Qualified--0-79
                             Non-Qualified--0-79
-------------------------------------------------------------------------------------
Annual contract charge       Current charge is $0.
                             The annual contract charge may be increased to a
                             maximum of $30 on 30 days written notice.
-------------------------------------------------------------------------------------

* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

TRANSFER OF FUND VALUE


You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See Detailed information about the Contract -- "Transfers.")



LOANS


If your Contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.


We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.

SURRENDERS

You may surrender all or part of the Contract at any time and receive its Cash Value while the Annuitant is alive prior to the annuity starting date, as described later in this Prospectus. We may impose a surrender charge. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of the surrender. (See "Surrenders" and "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.


We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")



RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You


3  Summary of the Contract
will receive a refund of the Purchase Payments received by the Company less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
--------------------------------------------------------------------------------


                                                      Summary of the Contract  4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

-------------------------------------------------------------------------------------------------------------
Owner Transaction Expenses:
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                                              7.00%(1)
(as a percentage of Fund Value surrendered)
-------------------------------------------------------------------------------------------------------------
Maximum transfer charge                                                                     $  25(2)
-------------------------------------------------------------------------------------------------------------
Loan interest spread                                                                        2.50%(3)
(effective annual rate)
-------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
-------------------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                              $  30(4)
-------------------------------------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a percentage of average annual Fund Value in MONY Variable Account A):
-------------------------------------------------------------------------------------------------------------
 Option 1
-------------------------------------------------------------------------------------------------------------
    Maximum mortality and expense risk fees                                                   1.40%(5)
-------------------------------------------------------------------------------------------------------------
    Total separate account annual expenses                                                    1.40%(5)
-------------------------------------------------------------------------------------------------------------
 Option 2
-------------------------------------------------------------------------------------------------------------
    Maximum mortality and expense risk fees                                                   1.95%(6)
-------------------------------------------------------------------------------------------------------------
    Total separate account annual expenses                                                    1.95%(6)
-------------------------------------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

(2) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- transfer charge.")

(3) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY Variable Account A.

The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2007. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




-------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                  Minimum     Maximum
-------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio company assets, including management fees,   0.39%       1.70%
distribution and/or services fees (12b-1 fees), and other expenses
-------------------------------------------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2007.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


5 Summary of the Contract

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $  983       $1,612       $2,257       $3,685
      Option 2   $1,034       $1,762       $2,502       $4,164
      --------------------------------------------------------------------------

1. b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund port folios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $860         $1,245       $1,645       $2,421
      Option 2   $912         $1,401       $1,907       $2,973

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $343         $1,045       $1,769       $3,685
      Option 2   $397         $1,204       $2,028       $4,164

2. b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $212         $655         $1,124       $2,421
      Option 2   $267         $820         $1,400       $2,973

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assum ing maximum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $  983       $1,045       $1,769       $3,685
      Option 2   $1,034       $1,204       $2,028       $4,164

3 b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assum ing minimum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $860         $655         $1,124       $2,421
      Option 2   $912         $820         $1,400       $2,973

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingen cies) (assuming maximum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $  983       $1,612       $2,257       $3,685
      Option 2   $1,034       $1,762       $2,502       $4,164



                                                       Summary of the Contract 6

4. b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

      --------------------------------------------------------------------------
                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      Option 1   $860         $1,245       $1,645       $2,421
      Option 2   $912         $1,401       $1,907       $2,973



For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") After the annuity payments start, different fees and charges will apply.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investments options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



7 Summary of the Contract

2. Who is MONY Life Insurance Company?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY


We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
For contract owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Our automated voice response system is normally available seven (7) days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern time.




--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
If your are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.


MONY VARIABLE ACCOUNT A

MONY Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY Variable Account A exceed the liabilities of the contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY Variable Account A. However, the obligations themselves are obligations of the Company.

MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified


                                          Who is MONY Life Insurance Company?  8
under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY Variable Account A. Although MONY Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.


MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQAdvisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our General Account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies if marketing needs, tax considerations or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, and subject to applicable law, change the Contract to reflect the change.



9  Who is MONY Life Insurance Company?

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this Contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your Contract. Please see "Payment and Allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.

For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES   The fund's investment objective is capital growth.        o Invesco Aim Advisors, Inc. (sub-advised
 FUND                                                                                     by advisory entities affiliated with
                                                                                          Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE   The fund's investment objective is capital growth.        o Invesco Aim Advisors, Inc. (sub-advised
 FUND                                                                                     by advisory entities affiliated with
                                                                                          Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND      The fund's investment objective is capital growth.        o Invesco Aim Advisors, Inc. (sub-advised
                                                                                          by advisory entities affiliated with
                                                                                          Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION*    Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCA-      Seeks a high level of current income.                     o AXA Equitable
 TION*
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION*                  greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION*      Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION*                  with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                                                   The Funds  10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD         High total return through a combination of current      o Pacific Investment Management Company
                                income and capital appreciation.                          LLC
                                                                                        o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP          Long term growth of capital.                            o Eagle Asset Management, Inc.
 GROWTH                                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS 1A AND CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION            Seeks long-term capital appreciation and current        o AXA Equitable
                                income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE      Seeks to achieve capital appreciation.                  o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and               o BlackRock Investment Management, LLC
 EQUITY                         secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve     o Boston Advisors, LLC
 INCOME                         an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                   Seeks to achieve long-term growth of capital.           o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            Seeks to achieve capital appreciation.                  o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Seeks to maximize capital appreciation.                 o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES        Seeks to maximize income and capital appreciation       o BlackRock Financial Management, Inc.
                                through investment in the highest credit quality
                                debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND           Seeks to provide a high total return consistent         o JPMorgan Investment Management Inc.
                                with mod- erate risk to capital and maintenance of
                                liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation       o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt
                                obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of     o Lord, Abbett & Co., LLC
 INCOME                         income without excessive fluctuation in market
                                value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve Capital appreciation.                  o Lord, Abbett & Co., LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income,         o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                  o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            Seeks to achieve maximum real return consistent         o Pacific Investment Management Company, LLC
                                with preservation of real capital and prudent
                                investment man- agement.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks current income with reduced volatility of         o BlackRock Financial Management, Inc.
                                principal.
------------------------------------------------------------------------------------------------------------------------------------


11 The Funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                    Objective                                            applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS 1A AND CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before    o AllianceBernstein L.P.
                                   the deduction of Portfolio expenses) the total
                                   return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through capital        o UBS Global Asset Management
                                   appreciation with income as a secondary                (Americas) Inc.
                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING             Seeks to achieve long-term capital appreciation.     o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP              Seeks to achieve Capital growth.                     o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE          Seeks to provide above average current income and    o Morgan Stanley Investment Management Inc.
                                   long- term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST --
CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES         Seeks to maximize income while maintaining           o Franklin Advisers, Inc.
 FUND                              prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS          Seeks long-term capital appreciation, with           o Franklin Advisory Services, LLC
 SECURITIES FUND                   preservation of capital as an important
                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND          Seeks as high an investment return as is             o Franklin Advisers, Inc.
 2010                              consistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITU-
TIONAL & SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO**                  Seeks long-term growth of capital.                   o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH               Seeks long-term growth of capital.                   o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES            The fund's objective is to seek total return.        o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS -- SERVICE
CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                 Seeks long-term capital appreciation by investing    o OppenheimerFunds, Inc.
 SECURITIES FUND/VA                a sub- stantial portion of its assets in
                                   securities of foreign issuers, "growth-type"
                                   companies, cyclical industries and special
                                   situations that are considered to have apprecia-
                                   tion possibilities.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST -- ADMINISTRATIVE
CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO              Seeks to maximize total return, consistent with      o Pacific Investment Management Company,
 (UNHEDGED)                        preserva- tion of capital and prudent investment       LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND              An enhanced S&P 500 index strategy that seeks        o Pacific Investment Management Company,
 INCOME PORTFOLIO                  total return, which exceeds the return of the S&P      LLC
                                   500 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 12

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS -- INSURANCE
SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                 Seeks daily investment results, before fees and         o ProFund Advisors
                                expenses, that correspond to the inverse
                                (opposite) of the daily performance of the S&P 500
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES         Seeks daily investment results, before fees and         o ProFund Advisors
 OPPORTUNITY                    expenses, that correspond to one and one-quarter
                                times (125%) the inverse (opposite) of the daily
                                price movement of the most recently issued 30-year
                                U.S. Treasury Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL            Seeks daily investment results, before fees and         o ProFund Advisors
                                expenses, that correspond to twice (200%) the
                                daily performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             Seeks long-term capital appreciation by investing       o Morgan Stanley Investment Management
 PORTFOLIO                      primarily in equity securities of issuers                 Inc., (sub-advised by Morgan Stanley
                                throughout the world, including U.S. issuers.             Investment Management Limited)
------------------------------------------------------------------------------------------------------------------------------------



*    The "AXA Allocation" portfolios.

** Unlike the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A non-diversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in prospectus for each of the Funds.


13 The Funds

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT A

MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o   collect charges under the Contracts;

o   pay Cash Value on full surrenders of the Contracts;

o   fund partial surrenders;

o   provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o   reinvested immediately at net asset value in shares of that portfolio; or

o   kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, and (2) any outstanding debt.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed or shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY Variable Account A.

--------------------------------------------------------------------------------
ACCUMULATION PERIOD -- Currently one year. The Period starts on the Business
Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year Accumulation Periods. If you allocate Purchase Payments to the Guaranteed Interest Account, your allocation will automatically begin a new Accumulation Period as of the date you allocate the payment. The Accumulation Period will end on your monthly contract anniversary date immediately prior to the end of that period. If you transfer funds from the Guaranteed Interest Account, you will choose the Accumulation Period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current Accumulation Period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate Purchase Payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such account of at least $2,500.

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.


                                                                   The Funds  14

4. Detailed information about the Contract


--------------------------------------------------------------------------------


The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 80. The maximum issue age of the Annuitant for Option 2 is 79.

----------------------------------------------------
                  Option 1        Option 2
----------------------------------------------------
   Issue Ages       0-80            0-79
----------------------------------------------------


ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.


The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1) Complete an application;

(2) Personally deliver the application to:

    (a) A licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

    (b) A licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3) Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.


The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.



15  Detailed information about the Contract

------------------------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                    Minimum Initial Purchase Payment
------------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the   $2,000
Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the Code (no longer available to new purchas-
ers).
------------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).        Option 1 .............................................$5,000
                                                                        Option 2 ............................................$10,000
------------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Sec-   $  600
tion 401 of the Code) (no longer available to new purchasers) and
Simplified Employee Pensions under Section 408 of the Code (no longer available to new purchasers).
------------------------------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans                       $  600
------------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organiza-        $  600
tions, governmental entities and deferred compensation plans under
Section 457 of the Code
------------------------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.      Annualized rate of $600 (i.e., $600 per year, $300
                                                                        semiannually, $150 quarterly or $50 per month)
------------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                              $50 per month
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------


Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.


The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.


The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the Contract begins as shown in the Contract.
--------------------------------------------------------------------------------


TAX-FREE `SECTION 1035' EXCHANGES

The Owner can generally exchange one annuity contract for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).


RIGHT TO RETURN CONTRACT PROVISION

The Owner may return the Contract during the (right to return contract period (usually within 10 days of the delivery date or any longer period if required by applicable state law). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

ALLOCATION OF PAYMENTS AND FUND VALUE


ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period.



                                     Detailed information about the Contract  16

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account will be held in the Guaranteed Interest Account of the General Account for the specified period and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY Variable Account A will earn 3.5% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the value of Net Purchase Payments allocated to subaccount of MONY Variable Account A will automatically be transferred to MONY Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return contract period, under a non-automatic payment plan, if the Owner does not:


(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment and must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective on the day we receive notice of the change, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT FUND VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:

(1)  the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.


CALCULATION OF FUND VALUE


The Contract's Fund Value will reflect:

o the investment performance of the selected subaccount(s) of MONY Variable Account A;

o    amounts credited (including interest) to the Guaranteed Interest Account;

o    any Net Purchase Payments;

o    any transfer charges;

o    any partial surrenders;

o    any outstanding debt; and


o    all contract charges (including surrender charges) imposed.


There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)


After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.


17  Detailed information about the Contract

(2) Add any amount credited to the Guaranteed Interest Account before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

     o  The addition of any interest credited.

     o  Addition or subtraction of any amounts transferred.

     o  Subtraction of any partial surrenders and their surrender charges.


     o Subtraction of any contract charges, surrender charges and transfer charges.


(3) Add the value held in the loan account (if your Contract permits loans) and interest credited on that day on that amount;

(4)  Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below. Transfers may be postponed for any period during which


(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------


TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section "Detailed information about the Contract" for more information about your role in managing your allocations.



TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guideline (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.

If all telephone lines are busy or the Internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations by telephone, fax or the web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

(2) the Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a


                                     Detailed information about the Contract  18

Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.


We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the AXA Premier VIP Trust and EQ Advisors Trust, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the Contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and



19 Detailed information about the Contract procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT


The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

                                     Detailed information about the Contract  20

5.  Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o   on or before the annuity payments start, and

o   during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value.


A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account Accumulation Period (under the allocation specified by the Owner.) The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages. The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account designated by the Owner. The request will not be accepted if:


o there is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it,

o the partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500,

o   the request is incorrect, or

o   the allocation for the partial surrender was not specified by the Owner.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY Variable Account A will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)

Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


21  Surrenders

6.  Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o The term of the loan must be 5 years or less.

o   Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.


In any event, the maximum outstanding loan on a contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If Fund Values must be taken from the Guaranteed Interest Account in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts, the request for a loan will be returned to the Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.


Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


                                                                       Loans  22

7.  Death benefit

--------------------------------------------------------------------------------


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

(1) the Annuitant dies; and

(2) the death occurs before the annuity payments start.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.


------------------------------------------------------------------------------------------------------------------------------------
Option 1                                                          Option 2
------------------------------------------------------------------------------------------------------------------------------------
The greater of:                                                   The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1)  The Fund Value less any outstanding debt on the date due     (1) The Fund Value less any outstanding debt on the
     proof of the Annuitant's death is received by the Company    date due proof of the Annuitant's death is received by
                                or                                the Company
                                                                                         or
(2)  The Purchase Payments paid, reduced proportionately by       (2) The Purchase Payments paid, reduced
     each partial surrender and any surrender charges and less    proportionately by each partial surrender and any
     any out- standing debt.*                                     surrender charges and less any out- standing debt*
                                                                                         or
                                                                  (3) Step Up Value (see description below).
------------------------------------------------------------------------------------------------------------------------------------

* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)


23 Death benefit

STEP UP VALUE

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(a)  the Fund Value on that Contract Anniversary; or

(b)  the Step Up Value most recently calculated

     o reduced proportionately** by any partial surrenders (includ ing surrender charges) since the last recalculation anniversary,

     o plus any Purchase Payments made since the last recalculation anniversary.

On each Contract Anniversary on or after the Annuitant's 81st birthday, the Step Up Value shall be equal to the Step Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary,

o    plus any Purchase Payments made since that Contract Anniversary, and

o    less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges) and

o    less any outstanding debt.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

o    during the lifetime of the Annuitant, and

o    before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected Settlement Option 3, with a 10-year certain option, as described below. See "Annuity provisions--Election and change of settlement option." Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

----------------------
** In the calculations of Step Up Value, for each partial surrender, the proportion ate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

                                                               Death benefit  24

8. Charges and deductions

--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract:


------------------------------------------------------------------------------------------------------------------------------------
                                          Deductions From Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                           Range for State and local premium tax -- 0% to 3.50%(1).
                                                     Federal -- currently 0%
                                                     (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                    Daily Deductions From MONY Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                      Option 1
  Annual Rate deducted daily from average daily net  Maximum daily rate -- 0.003836%
  assets                                             Maximum annual rate -- 1.40%
                                                   ---------------------------------------------------------------------------------
  Option 1 -- Current annual rate is 1.20%.          Option 2
                                                     Maximum daily rate -- 0.005342%
  Option 2 -- Current annual rate is 1.45%.          Maximum annual rate -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                                              Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                               Maximum annual contract charge
  Option 1 -- Current charge is $30.
                                                     Option 1 -- The maximum annual contract charge is $30.
   Option 2 -- Current charge is $0.                 Option 2 -- The annual contract charge may be increased to a maximum of
                                                     $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                        Maximum transaction and other charges
Transfer charge                                      Option 1 -- The Company has reserved the right to impose a charge for each
  Option 1 -- Current charge is $0.                  transfer after the first 12 transfers in a Contract Year which will not exceed $25.
  Option 2 -- Current charge is $0.                  Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value                 See grading schedule and "Charges and deductions -- Deductions from fund
  surrendered based on a schedule                    value" for details of how it is computed.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                 2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1) Company currently assumes responsibility; current charge to Owner 0%.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days' notice to each affected Owner.


CHARGES AGAINST FUND VALUE


DAILY DEDUCTIONS FROM MONY VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected. We may increase the amount we currently charge for mortality and expense risk, but it never will exceed the guaranteed maximum amount shown in the Fee Table.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to


25  Charges and deductions
exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.



DEDUCTIONS FROM FUND VALUE


ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself.

The current amount of the annual contract charge depends upon the benefit option package selected.

--------------------------------------------------------------------------------
                   Annual Contract Charge
--------------------------------------------------------------------------------
         Option 1                          Option 2
--------------------------------------------------------------------------------
Current charge is $30.        Current charge is $0.
--------------------------------------------------------------------------------
The maximum annual            The annual contract charge may
contract charge is $30.       be increased to a maximum of
                              $ 30.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Change.



TRANSFER CHARGE. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) from which the first transfer is made.


SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge".)

We impose a surrender charge when a surrender is made if:


(1) All or a part of the Contract's Fund Value (See "Surrenders") is surrendered during the first eight Contract Years or

(2) The Cash Value is received at maturity when the annuity payments start during the first eight Contract Years.


A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Deductions from fund value -- Free partial surrender amount".)

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options".)

(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b) the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d) the Annuitant is between ages 0-75 at the time the Contract is issued.


                                                      Charges and deductions  26

--------------------------------------------------------------------------------
NURSING HOME -- A facility which

(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;

(b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

(c)  is under the supervision of a physician; and

(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.
--------------------------------------------------------------------------------

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".


If an existing The MONYMaster variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing The MONYMaster variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.


AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


--------------------------------------------------------------------------------
               Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries      Surrender Charge (as a % of
      Since Effective Date          Fund Value Surrendered)
--------------------------------------------------------------------------------
               0                               7%
--------------------------------------------------------------------------------
               1                               7
--------------------------------------------------------------------------------
               2                               6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries      Surrender Charge (as a % of
      Since Effective Date          Fund Value Surrendered)
--------------------------------------------------------------------------------
               3                               6%
--------------------------------------------------------------------------------
               4                               5
--------------------------------------------------------------------------------
               5                               4
--------------------------------------------------------------------------------
               6                               3
--------------------------------------------------------------------------------
               7                               2
--------------------------------------------------------------------------------
           8 (or more)                         0
--------------------------------------------------------------------------------


FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:


(1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount up to the greater of:


     (a) $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year, (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.


(2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:


     (a) If during the first Contract Year, at the time the first surrender is requested.


     (b) If during any Contract Year after the first Contract Year, at the beginning of such year.


Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account (not the loan account).

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.


TAXES

Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".) In addition, there is currently no tax on annuity Purchase Payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on Purchase Payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.


27  Charges and deductions

INVESTMENT ADVISORY AND OTHER FEES


Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.


We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


                                                      Charges and deductions  28

9. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS
Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary , and

(2)  no later than the Contract Anniversary after the Annuitant's 90th birthday.

While the Annuitant is living, the date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 13th Contract month after the Contract Effective Date.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


When annuity payments begin, unless Settlement Option 3 or 3A is elected, the greater of (a) the Contract's Cash Value or (b) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan), less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) and less any outstanding debt (if a contract is issued under a 401(k) Plan) will be applied to provide an annuity.


A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o    One or more of the settlement options described below, or

o    Another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, with a 10-year certain option will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Settlement Option 1 will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before


29  Annuity provisions
the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 % per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly;

o Semiannually; or

o Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                                                          Annuity provisions  30

10. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP
The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

(1) A change in Owner is requested, or

(2) A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1) made in writing; and

(2) received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.
--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------
PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

o   the Owner dies before the start of annuity payments, and

o the Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the Successor Owner if:

o   the Successor Owner is the Beneficiary, and

o   the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.


PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

(1) over the life of such Participant, or

(2) the lives of such Participant and Designated Beneficiary.

If (i) required minimum distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1) the Participant dies before the start of such distributions, and

(2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract.



SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuity payment begin, either

(1) in the application for the Contract, or

31  Other provisions

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1) any payment made by the Company, or

(2) action taken by the Company before receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2) the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.


The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the New York Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company - Mony Variable Account A" for more information about changes we may make to the subaccounts).



CHANGES TO CONTRACTS


The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



CHANGE IN OPERATION OF MONY VARIABLE
ACCOUNT A

To the extent permitted by applicable law, MONY Variable Account A (i) may be operated as a management company under the 1940 Act, (ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or
(iii) may be combined with any of our other MONY Separate Accounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change, and take such other action as may be necessary and appropriate to effect the change.


                                                            Other provisions  32

11. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


33  Voting rights

12. Distribution of the Contracts

--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A. + The offering of the Contracts is intended to be continuous.


AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").


The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of


----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.



                                               Distribution of the Contracts  34
both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



35  Distribution of the Contracts

13. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o   the value of the Contract's Fund Value,

o   annuity payments,

o   death benefit, and

o   economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o   the type of retirement plan for which the Contract is purchased, and

o   the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any contract or any transaction involving the Contract.



TAXATION OF ANNUITIES IN GENERAL


The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:


o   Participant after-tax contributions (in the case of Qualified Plans), or

o   Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affect Qualified Plans.


The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a contract unless the Owner or Annuitant:


(1) provides his or her taxpayer identification number to the Company, and

(2) notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

    (a)  the participant's life or life expectancy,

    (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

    (c)  or a period certain of not less than 10 years;

(2) Required minimum distributions; or

(3) Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


                                                          Federal tax status  36

RETIREMENT PLANS


Aside from Contracts purchased on a non-qualified basis the Contract described in this Prospectus currently can be used with the following types of qualified retirement plans:


(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.



TAX TREATMENT OF THE COMPANY


Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.


37  Federal tax status

14. Additional information

--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.


                                                      Additional information  38

15. Legal proceedings

--------------------------------------------------------------------------------


MONY Life Insurance Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



39  Legal proceedings

16. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account A and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


                                                        Financial statements  40

Appendix I: Condensed financial information


---------------------------------------------------------------------------------------------------------------
                                              MONY LIFE INSURANCE COMPANY
                                                MONY VARIABLE ACCOUNT A
                                               ACCUMULATION UNIT VALUES
---------------------------------------------------------------------------------------------------------------
                                                                        Unit Value
                                           --------------------------------------------------------------------
                                              Dec.        Dec.        Dec.        Dec.        Dec.        Dec.
                                              31,         31,         31,          31         31,         31,
                   Option 1                   2007        2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services                $  10.29    $  13.39    $  11.64    $  11.12    $  10.36    $  8.09
AIM V.I. Global Health Care                   12.65       11.45       11.01       10.30        9.69       7.68
AIM V.I. Technology                           11.15       10.48        9.60        9.51        8.99       6.77
All Asset Allocation                          12.19       11.80       10.84       10.43        9.72       8.14
AXA Aggressive Allocation                     10.02          --          --          --          --         --
AXA Conservative Allocation                   10.35          --          --          --          --         --
AXA Conservative-Plus Allocation              10.22          --          --          --          --         --
AXA Moderate Allocation                       10.21          --          --          --          --         --
AXA Moderate-Plus Allocation                  10.14          --          --          --          --         --
EQ/AllianceBernstein Small Cap Growth         13.31          --          --          --          --         --
EQ/AllianceBernstein Value                    12.16          --          --          --          --         --
EQ/BlackRock Basic Value Equity               12.20       12.20       10.21          --          --         --
EQ/Boston Advisors Equity Income              14.69       14.34       12.51       11.92       10.23       8.18
EQ/Calvert Socially Responsible               11.99       10.82       10.40          --          --         --
EQ/Capital Guardian Research                  15.32          --          --          --          --         --
EQ/FI Mid Cap                                 16.96       15.85          --          --          --         --
EQ/GAMCO Mergers and Acquisitions             12.52       12.26       11.06       10.71       10.29         --
EQ/GAMCO Small Company Value                  19.63       18.18       15.48       15.02       12.57       9.26
EQ/Government Securities                      11.41       10.82       10.57       10.56       10.54      10.49
EQ/JP Morgan Core Bond                        13.94       13.65          --          --          --         --
EQ/Long Term Bond                             13.50       12.69       12.59       12.36       11.59      11.19
EQ/Lord Abbett Growth and Income              14.28       13.94          --          --          --         --
EQ/Lord Abbett Mid-Cap Value                  15.81       15.87          --          --          --         --
EQ/Money Market                               10.81       10.42       10.07          --          --         --
EQ/Montag & Caldwell Growth                   12.56       10.52        9.87        9.47        9.21       7.96
EQ/PIMCO Real Return                          12.42       11.28       11.37       11.42       11.03      10.56
EQ/Short Duration Bond                        10.72       10.30       10.03       10.02        9.97         --
EQ/Small Company Index                        16.00          --          --          --          --         --
EQ/UBS Growth and Income                      13.52       13.53       12.00       11.14        9.95       7.90
EQ/Van Kampen Emerging Markets Equity         37.08       26.36          --          --          --         --
EQ/Van Kampen Mid Cap Growth                  11.56          --          --          --          --         --
EQ/Van Kampen Real Estate                     23.08          --          --          --          --         --
Franklin Income Securities                    15.19       14.82       12.68       12.63       11.23         --
Franklin Rising Dividends Securities          14.85       15.44       13.34       13.06       11.90         --
Franklin Zero Coupon 2010                     11.34       10.59       10.46       10.45       10.13         --
Janus Aspen Series Forty                      19.77       14.64       13.58       12.21       10.48       8.82
Janus Aspen Series International Growth       29.53       23.35       16.12       12.36       10.54       7.93
MFS(R) Utilities                              26.56       21.02       16.21       14.04       10.91       8.13
Multimanager High Yield                       14.64       14.33          --          --          --         --
Multimanager Small Cap Growth                 12.91       12.60       11.57       10.88        9.79       8.05
Oppenheimer Global Securities                 20.42       19.48       16.80       14.91       12.69         --
PIMCO Global Bond (Unhedged)                  15.19       14.01       13.55       14.68       13.44      11.88
PIMCO StocksPLUS Growth and Income            14.32       13.56       11.95       11.69       10.67       8.29
ProFund VP Bear                                7.97        8.02        8.77        9.00          --         --
ProFund VP Rising Rates Opportunity            7.39        7.89        7.25        7.96        9.04         --
ProFund VP UltraBull                          17.36       17.42       14.33       14.13       12.21         --
UIF Global Value Equity                       14.92       14.16       11.82       11.30       10.08       7.91

-----------------------------------------------------------------------------------------------------
                                                               Units Outstanding
                                           ----------------------------------------------------------
                                             Dec.      Dec.      Dec.      Dec.      Dec.       Dec.
                                             31,       31,       31,       31,       31,        31,
                   Option 1                  2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------
AIM V.I. Financial Services                 11,857    14,859    13,107    11,160     8,583     3,674
AIM V.I. Global Health Care                 33,172    38,358    42,421    41,590    37,617    24,014
AIM V.I. Technology                         12,739    11,371     9,830     8,302     4,523     1,925
All Asset Allocation                        57,514    54,355    67,050    84,672   103,205    79,722
AXA Aggressive Allocation                    2,419        --        --        --        --        --
AXA Conservative Allocation                     --        --        --        --        --        --
AXA Conservative-Plus Allocation                --        --        --        --        --        --
AXA Moderate Allocation                     12,491        --        --        --        --        --
AXA Moderate-Plus Allocation                 4,419        --        --        --        --        --
EQ/AllianceBernstein Small Cap Growth       18,067        --        --        --        --        --
EQ/AllianceBernstein Value                  33,792        --        --        --        --        --
EQ/BlackRock Basic Value Equity             55,092    11,005     8,198        --        --        --
EQ/Boston Advisors Equity Income            53,600    51,840    58,442    58,969    48,949    12,910
EQ/Calvert Socially Responsible              7,508     7,678     8,315        --        --        --
EQ/Capital Guardian Research                27,605        --        --        --        --        --
EQ/FI Mid Cap                               96,245   100,516        --        --        --        --
EQ/GAMCO Mergers and Acquisitions           13,033    29,218    60,776    60,343     2,830        --
EQ/GAMCO Small Company Value               190,577   209,292   229,988   251,616   172,383   106,964
EQ/Government Securities                   172,191   197,838   239,926   240,367   239,671   224,149
EQ/JP Morgan Core Bond                     226,823   238,698        --        --        --        --
EQ/Long Term Bond                           82,346    89,073    98,222    98,243    85,823    72,436
EQ/Lord Abbett Growth and Income           127,710   139,998        --        --        --        --
EQ/Lord Abbett Mid-Cap Value                89,897    99,014        --        --        --        --
EQ/Money Market                            206,022   232,956   278,944        --        --        --
EQ/Montag & Caldwell Growth                238,459   253,502   284,795   286,735   252,471   116,944
EQ/PIMCO Real Return                        54,575    55,403    61,989    72,569    52,161    36,073
EQ/Short Duration Bond                      36,216    36,969    32,128    23,471     8,954        --
EQ/Small Company Index                      27,445        --        --        --        --        --
EQ/UBS Growth and Income                   124,788   139,394   137,581   144,133    70,201    49,336
EQ/Van Kampen Emerging Markets Equity       33,839    33,172        --        --        --        --
EQ/Van Kampen Mid Cap Growth               132,167        --        --        --        --        --
EQ/Van Kampen Real Estate                   92,469        --        --        --        --        --
Franklin Income Securities                 276,621   123,320   118,606    76,561    12,235        --
Franklin Rising Dividends Securities        72,749    68,309    46,746    34,557     9,081        --
Franklin Zero Coupon 2010                    7,235     3,631     3,865     6,822     3,259        --
Janus Aspen Series Forty                    83,578    70,700    67,611    27,098    22,879    10,723
Janus Aspen Series International Growth     93,293    98,151    91,100    84,750    67,357    34,286
MFS(R) Utilities                            62,101    51,934    53,815    33,037    15,242     9,203
Multimanager High Yield                    146,950   166,623        --        --        --        --
Multimanager Small Cap Growth               59,237    65,980    60,487    59,904    47,197    24,548
Oppenheimer Global Securities               50,988    48,514    42,797    30,779     5,620        --
PIMCO Global Bond (Unhedged)                44,015    48,150    53,688    56,821    47,127    37,932
PIMCO StocksPLUS Growth and Income         117,904   131,961   146,798   140,680   107,104    57,664
ProFund VP Bear                             11,506    11,493        --        --        --        --
ProFund VP Rising Rates Opportunity         14,578    13,589    15,641    22,911     3,642        --
ProFund VP UltraBull                         9,924    11,574    12,882    18,369     4,926        --
UIF Global Value Equity                     30,545    23,545    24,196    16,325    13,217    11,857
-----------------------------------------------------------------------------------------------------


I-1 Appendix I: Condensed financial information

---------------------------------------------------------------------------------------------------------------
                                                                        Unit Value
                                           --------------------------------------------------------------------
                                              Dec.        Dec.        Dec.        Dec.        Dec.        Dec.
                                              31,         31,         31,          31         31,         31,
                   Option 2                   2007        2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services                $  10.84    $  14.14    $  12.32    $  11.81    $  11.02    $  8.63
AIM V.I. Global Health Care                   13.39       12.15       11.71       10.99       10.37       8.23
AIM V.I. Technology                           14.63       13.79       12.66       12.57       11.92       9.00
All Asset Allocation                          13.00       12.62       11.62       11.21       10.48       8.79
AXA Aggressive Allocation                     10.00          --          --          --          --         --
AXA Conservative Allocation                   10.34          --          --          --          --         --
AXA Conservative-Plus Allocation              10.20          --          --          --          --         --
AXA Moderate Allocation                       10.20          --          --          --          --         --
AXA Moderate-Plus Allocation                  10.13          --          --          --          --         --
EQ/AllianceBernstein Small Cap Growth         14.50          --          --          --          --         --
EQ/AllianceBernstein Value                    13.06          --          --          --          --         --
EQ/BlackRock Basic Value Equity               12.13       12.16       10.21          --          --         --
EQ/Boston Advisors Equity Income              15.18       14.86       12.99       12.41       10.69       8.56
EQ/Calvert Socially Responsible               11.92       10.79       10.40          --          --         --
EQ/Capital Guardian Research                  14.34          --          --          --          --         --
EQ/FI Mid Cap                                 15.93       14.93          --          --          --         --
EQ/GAMCO Mergers and Acquisitions             12.32       12.08       10.93       10.61       10.22         --
EQ/GAMCO Small Company Value                  17.39       16.15       13.79       13.41       11.25       8.30
EQ/Government Securities                      11.19       10.64       10.42       10.43       10.44      10.42
EQ/JP Morgan Core Bond                        13.15       12.91          --          --          --         --
EQ/Long Term Bond                             13.27       12.51       12.43       12.24       11.51      11.14
EQ/Lord Abbett Growth and Income              14.35       14.03          --          --          --         --
EQ/Lord Abbett Mid-Cap Value                  15.41       15.51          --          --          --         --
EQ/Money Market                               10.75       10.39       10.07          --          --         --
EQ/Montag & Caldwell Growth                   12.50       10.50        9.87        9.50        9.26       8.02
EQ/PIMCO Real Return                          12.20       11.10       11.22       11.29       10.94      10.50
EQ/Short Duration Bond                        10.59       10.21        9.96        9.97        9.95         --
EQ/Small Company Index                        16.19          --          --          --          --         --
EQ/UBS Growth and Income                      13.09       13.13       11.68       10.87        9.74       7.74
EQ/Van Kampen Emerging Markets Equity         37.15       26.48          --          --          --         --
EQ/Van Kampen Mid Cap Growth                  18.51          --          --          --          --         --
EQ/Van Kampen Real Estate                     21.40          --          --          --          --         --
Franklin Income Securities                    15.18       14.85       12.74       12.72       11.34         --
Franklin Rising Dividends Securities          14.58       15.20       13.17       12.92       11.81         --
Franklin Zero Coupon 2010                     10.54        9.87        9.77        9.79        9.51         --
Janus Aspen Series Forty                      19.81       14.71       13.68       12.33       10.60       8.95
Janus Aspen Series International Growth       29.55       23.42       16.21       12.46       10.65       8.03
MFS(R) Utilities                              30.02       23.81       18.41       15.98       12.46       9.30
Multimanager High Yield                       13.89       13.63          --          --          --         --
Multimanager Small Cap Growth                 13.42       13.13       12.08       11.40       10.28       8.48
Oppenheimer Global Securities                 19.51       18.66       16.13       14.35       12.25         --
PIMCO Global Bond (Unhedged)                  14.17       13.10       12.70       13.80       12.66      11.23
PIMCO StocksPLUS Growth and Income            14.86       14.10       12.46       12.22       11.19       8.70
ProFund VP Bear                                6.32        6.37        6.99        7.19        8.13         --
ProFund VP Rising Rates Opportunity            8.21        8.78        8.09        8.91       10.15         --
ProFund VP UltraBull                          18.93       19.04       15.70       15.52       13.44         --
UIF Global Value Equity                       16.07       15.29       12.80       12.27       10.97       8.63
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                              Units Outstanding
                                           ----------------------------------------------------------
                                             Dec.      Dec.      Dec.      Dec.      Dec.      Dec.
                                             31,       31,       31,       31,       31,       31,
                   Option 2                  2007      2006      2005      2004      2003     2002
-----------------------------------------------------------------------------------------------------
AIM V.I. Financial Services                 28,771    31,146    30,515    17,089     4,627    3,085
AIM V.I. Global Health Care                 46,621    54,989    58,550    44,205    23,926   13,013
AIM V.I. Technology                         22,250    20,117    20,210     7,601     4,114      355
All Asset Allocation                        76,331    90,025    86,004    92,456    40,810    8,032
AXA Aggressive Allocation                    9,645        --        --        --        --       --
AXA Conservative Allocation                  2,473        --        --        --        --       --
AXA Conservative-Plus Allocation                --        --        --        --        --       --
AXA Moderate Allocation                      2,264        --        --        --        --       --
AXA Moderate-Plus Allocation                38,065        --        --        --        --       --
EQ/AllianceBernstein Small Cap Growth       18,141        --        --        --        --       --
EQ/AllianceBernstein Value                  29,545        --        --        --        --       --
EQ/BlackRock Basic Value Equity             76,949    22,177    21,895        --        --       --
EQ/Boston Advisors Equity Income            93,763   104,208   108,752   105,761    53,525   12,883
EQ/Calvert Socially Responsible             26,629    18,690    20,764        --        --       --
EQ/Capital Guardian Research                98,133        --        --        --        --       --
EQ/FI Mid Cap                              127,816   128,711        --        --        --       --
EQ/GAMCO Mergers and Acquisitions           38,442    42,305    37,400    34,129       929       --
EQ/GAMCO Small Company Value               215,094   224,935   236,542   224,592   141,664   47,346
EQ/Government Securities                   174,607   224,765   241,690   255,228   166,680   77,016
EQ/JP Morgan Core Bond                     257,378   216,304        --        --        --       --
EQ/Long Term Bond                           42,249    46,921    49,243    52,593    40,180   24,616
EQ/Lord Abbett Growth and Income           166,601   172,826        --        --        --       --
EQ/Lord Abbett Mid-Cap Value               128,186   152,244        --        --        --       --
EQ/Money Market                            234,211   378,938   199,875        --        --       --
EQ/Montag & Caldwell Growth                254,988   275,077   307,097   234,654   166,610   32,995
EQ/PIMCO Real Return                        67,328    60,899    66,317    72,966    65,130   30,482
EQ/Short Duration Bond                      49,820    40,131    41,462    42,191    31,125       --
EQ/Small Company Index                      38,232        --        --        --        --       --
EQ/UBS Growth and Income                    59,189    57,356    60,209    63,308    38,092   13,205
EQ/Van Kampen Emerging Markets Equity       60,371    59,699        --        --        --       --
EQ/Van Kampen Mid Cap Growth                92,064        --        --        --        --       --
EQ/Van Kampen Real Estate                  114,083        --        --        --        --       --
Franklin Income Securities                 322,576   140,696   153,042   119,996    27,481       --
Franklin Rising Dividends Securities        43,536    49,520    42,712    35,936     8,861       --
Franklin Zero Coupon 2010                   26,321    10,434     9,523     9,095     3,823       --
Janus Aspen Series Forty                    86,296    75,695    78,349    54,586    31,031    6,715
Janus Aspen Series International Growth    105,703   110,722   108,731   100,383    58,249   15,171
MFS(R) Utilities                            45,247    46,297    48,174    36,244     7,017    1,450
Multimanager High Yield                     91,782    84,050        --        --        --       --
Multimanager Small Cap Growth               71,341    79,308    83,284    80,288    51,398   11,806
Oppenheimer Global Securities              116,729   107,691   110,022    95,445    25,327       --
PIMCO Global Bond (Unhedged)                76,652    75,926    82,352    80,782    46,444   13,811
PIMCO StocksPLUS Growth and Income         155,466   193,180   205,369   208,037   107,358   26,802
ProFund VP Bear                              2,283     2,283     2,283     2,722     3,769       --
ProFund VP Rising Rates Opportunity         30,309    34,540    47,096    59,714    29,416       --
ProFund VP UltraBull                        50,030    57,432    62,280    64,259    27,757       --
UIF Global Value Equity                     33,979    35,271    24,889    25,596    15,414    1,961
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-2

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


MAY 1, 2008


--------------------------------------------------------------------------------
Item                                                              Page
--------------------------------------------------------------------------------
Additional information about the Company ........................ 2
About our independent registered public accounting firm ......... 2
Sale of the contracts ........................................... 2
Federal tax status .............................................. 2
Financial statements ............................................ 4
--------------------------------------------------------------------------------

If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202
1-800-487-6669
www.axaonline.com

Your name
          -------------------------------------------------

Address
          -------------------------------------------------

City                                  State                  Zip
          ---------------------------       ----------------     ---------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.












                                                                          X01922
                                                                          MNY-VA

Individual Flexible Payment
Variable Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2008 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



TABLE OF CONTENTS
Additional information about the Company                                     2
About our independent registered public accounting firm                      2
Sale of the Contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4




                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company
                          1290 Avenue of the Americas
                             New York, N.Y. 10104



                                                                          x01922
                                                                          MNY-VA

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY


We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.



MONY VARIABLE ACCOUNT A


MONY Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.



ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.



SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through MONY Variable Account A in the following amounts during the periods indicated:



-------------------------------------------------------------
                                      Aggregate Amount of
                                     Commissions Retained
                                      by the Distributors
                                     After Payments to their
              Aggregate Amount of         Registered
    Fiscal    Commissions Paid to      Persons and Other
     Year      the Distributors*    Selling Broker-Dealers
-------------------------------------------------------------
     2005        $13,125,190                  N/A
     2006        $ 8,020,622                  N/A
     2007        $ 5,373,268                  N/A
-------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2005, 2006 and 2007, these payments were made to the Distributors.

Please see your Prospectus for detailed information regarding the distribution of the Contracts.



FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.


An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A contract owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.



ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.    A required minimum distribution, or

3.    A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.


Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity own-ers must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of MONY Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of MONY Variable Account A.



QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS


The financial statements of the Company should be distinguished from the financial statements of MONY Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY Variable Account A
  Report of Independent Registered Public Accounting Firm..................    2
  Statements of Assets and Liabilities, December 31, 2007..................  F-3
  Statements of Operations for the Year Ended December 31, 2007............ F-20
  Statements of Changes in Net Assets for the Years Ended
    December 31, 2007 and December 31, 2006................................ F-28
  Notes to Financial Statements............................................ F-43

With respect to MONY Life Insurance Company:
  Report of Independent Registered Public Accounting Firm................... F-1
  Consolidated Balance Sheets, December 31, 2007 and 2006................... F-2
  Consolidated Statements of Earnings, Years Ended December 31, 2007,
    2006 and 2005........................................................... F-3
  Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2007, 2006 and 2005.................... F-4
  Consolidated Statements of Cash Flows, Years Ended December 31, 2007,
    2006 and 2005........................................................... F-5
  Notes to Financial Statements............................................  F-7


                                     FSA-1

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account A listed in Note 1 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
New York, New York

April 9, 2008

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                          AIM V.I. Financial  AIM V.I. Global    AIM V.I.
                                                               Services         Health Care     Technology
                                                         ------------------- ----------------- ------------
Assets
Shares held in respective Funds ........................         40,040              44,689        30,968
                                                               --------          ----------      --------
Investment at Cost .....................................       $583,137          $  842,293      $388,245
                                                               --------          ----------      --------
Investment in respective Funds, at net asset value .....       $490,885          $1,075,211      $467,621
Amount due from MONY ...................................              2                  --            23
Amount due from respective Funds .......................             27               2,133            --
                                                               --------          ----------      --------
  Total Assets .........................................       $490,914          $1,077,344      $467,644
                                                               ========          ==========      ========
Liabilities
Amount due to MONY .....................................             27               2,133            --
Amount due to respective Funds .........................             --                  --            23
                                                               --------          ----------      --------
  Total Liabilities ....................................             27               2,133            23
                                                               --------          ----------      --------
Net Assets .............................................       $490,887          $1,075,211      $467,621
                                                               ========          ==========      ========
Net Assets:
Accumulation Units .....................................        490,887           1,075,211       467,616
Retained by MONY in Separate Account A .................             --                  --             5
                                                               --------          ----------      --------
  Total Net Assets .....................................       $490,887          $1,075,211      $467,621
                                                               ========          ==========      ========

                                                            All Asset    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation      Allocation        Allocation            Allocation
                                                         -------------- ---------------- ------------------ ----------------------
Assets
Shares held in respective Funds ........................    1,965,724         14,094            28,645                6,385
                                                          -----------       --------          --------              -------
Investment at Cost .....................................  $46,033,126       $213,573          $318,706              $76,626
                                                          -----------       --------          --------              -------
Investment in respective Funds, at net asset value .....  $41,801,024       $206,913          $312,314              $74,015
Amount due from MONY ...................................           --              8                --                   --
Amount due from respective Funds .......................    1,065,216             --                65               11,194
                                                          -----------       --------          --------              -------
  Total Assets .........................................  $42,866,240       $206,921          $312,379              $85,209
                                                          ===========       ========          ========              =======
Liabilities
Amount due to MONY .....................................    1,065,216             --                65               11,194
Amount due to respective Funds .........................           --              6                --                   --
                                                          -----------       --------          --------              -------
  Total Liabilities ....................................    1,065,216              6                65               11,194
                                                          -----------       --------          --------              -------
Net Assets .............................................  $41,801,024       $206,915          $312,314              $74,015
                                                          ===========       ========          ========              =======
Net Assets:
Accumulation Units .....................................   41,800,869        206,915           312,314               74,014
Retained by MONY in Separate Account A .................          155             --                --                    1
                                                          -----------       --------          --------              -------
  Total Net Assets .....................................  $41,801,024       $206,915          $312,314              $74,015
                                                          ===========       ========          ========              =======

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                          AXA Moderate  AXA Moderate-Plus     Dreyfus Stock
                                                           Allocation       Allocation      Index Fund, Inc.
                                                         ------------- ------------------- ------------------
Assets
Shares held in respective Funds ........................      11,601           37,091             204,058
                                                            --------         --------          ----------
Investment at Cost .....................................    $203,998         $541,973          $6,347,636
                                                            --------         --------          ----------
Investment in respective Funds, at net asset value .....    $197,289         $517,383          $7,631,760
Amount due from MONY ...................................      11,131           14,191                  --
Amount due from respective Funds .......................          --               --                 854
                                                            --------         --------          ----------
  Total Assets .........................................    $208,420         $531,574          $7,632,614
                                                            ========         ========          ==========
Liabilities
Amount due to MONY .....................................          --               --                 854
Amount due to respective Funds .........................      11,131           14,191                  --
                                                            --------         --------          ----------
  Total Liabilities ....................................      11,131           14,191                 854
                                                            --------         --------          ----------
Net Assets .............................................    $197,289         $517,383          $7,631,760
                                                            ========         ========          ==========
Net Assets:
Accumulation Units .....................................     197,289          517,383           7,631,712
Retained by MONY in Separate Account A .................          --               --                  48
                                                            --------         --------          ----------
  Total Net Assets .....................................    $197,289         $517,383          $7,631,760
                                                            ========         ========          ==========

                                                          EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/BlackRock Basic
                                                            Small Cap Growth             Value             Value Equity
                                                         ---------------------- ---------------------- --------------------
Assets
Shares held in respective Funds ........................          31,629                 136,288               146,323
                                                                --------              ---------             ----------
Investment at Cost .....................................        $479,489              $1,952,539            $2,238,456
                                                                --------              ----------            ----------
Investment in respective Funds, at net asset value .....        $518,285              $1,944,241            $2,297,327
Amount due from MONY ...................................              --                   1,240                 2,392
Amount due from respective Funds .......................              42                      --                    --
                                                                --------              ----------            ----------
  Total Assets .........................................        $518,327              $1,945,481            $2,299,719
                                                                ========              ==========            ==========
Liabilities
Amount due to MONY .....................................              42                      --                    --
Amount due to respective Funds .........................              --                   1,240                 2,392
                                                                --------              ----------            ----------
  Total Liabilities ....................................              42                   1,240                 2,392
                                                                --------              ----------            ----------
Net Assets .............................................        $518,285              $1,944,241            $2,297,327
                                                                ========              ==========            ==========
Net Assets:
Accumulation Units .....................................         518,285               1,944,240             2,297,325
Retained by MONY in Separate Account A .................              --                       1                     2
                                                                --------              ----------            ----------
  Total Net Assets .....................................        $518,285              $1,944,241            $2,297,327
                                                                ========              ==========            ==========


                                                          EQ/Bond Index
                                                         --------------
Assets
Shares held in respective Funds ........................      449,825
                                                           ----------
Investment at Cost .....................................   $4,950,648
                                                           ----------
Investment in respective Funds, at net asset value .....   $4,551,579
Amount due from MONY ...................................            6
Amount due from respective Funds .......................        1,072
                                                           ----------
  Total Assets .........................................   $4,552,657
                                                           ==========
Liabilities
Amount due to MONY .....................................        1,072
Amount due to respective Funds .........................           --
                                                           ----------
  Total Liabilities ....................................        1,072
                                                           ----------
Net Assets .............................................   $4,551,585
                                                           ==========
Net Assets:
Accumulation Units .....................................    4,551,585
Retained by MONY in Separate Account A .................           --
                                                           ----------
  Total Net Assets .....................................   $4,551,585
                                                           ==========
----------
The accompanying notes are an integral part of these financial statements.


MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                          EQ/Boston Advisors  EQ/Calvert Socially   EQ/Capital Guardian
                                                            Equity Income*        Responsible*            Research
                                                         ------------------- --------------------- ---------------------
Assets
Shares held in respective Funds ........................         802,079              138,437               258,008
                                                              ----------           ----------            ----------
Investment at Cost .....................................      $4,969,954           $1,112,468            $3,004,644
                                                              ----------           ----------            ----------
Investment in respective Funds, at net asset value .....      $5,264,650           $1,269,340            $3,577,776
Amount due from MONY ...................................             135                   --                   480
Amount due from respective Funds .......................              --                  103                    --
                                                              ----------           ----------            ----------
  Total Assets .........................................      $5,264,785           $1,269,443            $3,578,256
                                                              ==========           ==========            ==========
Liabilities
Amount due to MONY .....................................              --                  103                    --
Amount due to respective Funds .........................             135                   --                   480
                                                              ----------           ----------            ----------
  Total Liabilities ....................................             135                  103                   480
                                                              ----------           ----------            ----------
Net Assets .............................................      $5,264,650           $1,269,340            $3,577,776
                                                              ==========           ==========            ==========
Net Assets:
Accumulation Units .....................................       5,264,594            1,269,300             3,577,764
Retained by MONY in Separate Account A .................              56                   40                    12
                                                              ----------           ----------            ----------
  Total Net Assets .....................................      $5,264,650           $1,269,340            $3,577,776
                                                              ==========           ==========            ==========
-------
*  Denotes multiple share classes held by the respective
   fund
   Class A ...............................................        2,757               93,659
   Class B ...............................................      799,322               44,778

                                                          EQ/Caywood-Scholl                   EQ/GAMCO Mergers and
                                                           High Yield Bond    EQ/FI Mid Cap       Acquisitions
                                                         ------------------- --------------- ----------------------
Assets
Shares held in respective Funds ........................       1,098,444           388,826             94,379
                                                              ----------        ----------         ----------
Investment at Cost .....................................      $5,069,747        $3,756,699         $1,135,679
                                                              ----------        ----------         ----------
Investment in respective Funds, at net asset value .....      $4,895,015        $3,924,216         $1,154,508
Amount due from MONY ...................................              49             3,279              1,000
Amount due from respective Funds .......................           1,050                --                 --
                                                              ----------        ----------         ----------
  Total Assets .........................................      $4,896,114        $3,927,495         $1,155,508
                                                              ==========        ==========         ==========
Liabilities
Amount due to MONY .....................................           1,050                --                 --
Amount due to respective Funds .........................              --             3,254                993
                                                              ----------        ----------         ----------
  Total Liabilities ....................................           1,050             3,254                993
                                                              ----------        ----------         ----------
Net Assets .............................................      $4,895,064        $3,924,241         $1,154,515
                                                              ==========        ==========         ==========
Net Assets:
Accumulation Units .....................................       4,895,064         3,924,241          1,154,515
Retained by MONY in Separate Account A .................              --                --                 --
                                                              ----------        ----------         ----------
  Total Net Assets .....................................      $4,895,064        $3,924,241         $1,154,515
                                                              ==========        ==========         ==========

                                                          EQ/GAMCO Small
                                                           Company Value
                                                         ----------------
Assets
Shares held in respective Funds ........................      1,114,019
                                                            ----------
Investment at Cost .....................................    $27,672,264
                                                            -----------
Investment in respective Funds, at net asset value .....    $35,188,544
Amount due from MONY ...................................            360
Amount due from respective Funds .......................         69,204
                                                            -----------
  Total Assets .........................................    $35,258,108
                                                            ===========
Liabilities
Amount due to MONY .....................................         69,204
Amount due to respective Funds .........................             --
                                                            -----------
  Total Liabilities ....................................         69,204
                                                            -----------
Net Assets .............................................    $35,188,904
                                                            ===========
Net Assets:
Accumulation Units .....................................     35,188,904
Retained by MONY in Separate Account A .................             --
                                                            -----------
  Total Net Assets .....................................    $35,188,904
                                                            ===========

----------
The accompanying notes are an integral part of these financial statements.


MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                          EQ/Government  EQ/International
                                                           Securities         Growth        EQ/JPMorgan Core Bond
                                                         -------------- ------------------ -----------------------
Assets
Shares held in respective Funds ........................      847,868          969,502               838,637
                                                           ----------       ----------            ----------
Investment at Cost .....................................   $9,706,402       $5,872,874            $9,686,409
                                                           ----------       ----------            ----------
Investment in respective Funds, at net asset value .....   $9,290,806       $7,022,388            $9,055,630
Amount due from MONY ...................................           12               12                 3,709
Amount due from respective Funds .......................        7,685              304                    --
                                                           ----------       ----------            ----------
  Total Assets .........................................   $9,298,503       $7,022,704            $9,059,339
                                                           ==========       ==========            ==========
Liabilities
Amount due to MONY .....................................        7,685              304                    --
Amount due to respective Funds .........................           --               --                 3,707
                                                           ----------       ----------            ----------
  Total Liabilities ....................................        7,685              304                 3,707
                                                           ----------       ----------            ----------
Net Assets .............................................   $9,290,818       $7,022,400            $9,055,632
                                                           ==========       ==========            ==========
Net Assets:
Accumulation Units .....................................    9,290,818        7,022,400             9,055,632
Retained by MONY in Separate Account A .................           --               --                    --
                                                           ----------       ----------            ----------
  Total Net Assets .....................................   $9,290,818       $7,022,400            $9,055,632
                                                           ==========       ==========            ==========

                                                                              EQ/Lord Abbett Growth   EQ/Lord Abbett
                                                          EQ/Long Term Bond         and Income         Mid Cap Value
                                                         ------------------- ----------------------- ----------------
Assets
Shares held in respective Funds ........................         568,555               465,403             407,290
                                                              ----------            ----------          ----------
Investment at Cost .....................................      $7,796,855            $5,048,270          $4,638,385
                                                              ----------            ----------          ----------
Investment in respective Funds, at net asset value .....      $7,781,497            $5,653,427          $4,738,706
Amount due from MONY ...................................              --                   485                 294
Amount due from respective Funds .......................           3,378                 3,645                  34
                                                              ----------            ----------          ----------
  Total Assets .........................................      $7,784,875            $5,657,557          $4,739,034
                                                              ==========            ==========          ==========
Liabilities
Amount due to MONY .....................................           3,378                 3,645                  34
Amount due to respective Funds .........................              --                    --                  --
                                                              ----------            ----------          ----------
  Total Liabilities ....................................           3,378                 3,645                  34
                                                              ----------            ----------          ----------
Net Assets .............................................      $7,781,497            $5,653,912          $4,739,000
                                                              ==========            ==========          ==========
Net Assets:
Accumulation Units .....................................       7,781,481             5,653,912           4,739,000
Retained by MONY in Separate Account A .................              16                    --                  --
                                                              ----------            ----------          ----------
  Total Net Assets .....................................      $7,781,497            $5,653,912          $4,739,000
                                                              ==========            ==========          ==========


                                                          EQ/Marsico Focus
                                                         -----------------
Assets
Shares held in respective Funds ........................        246,783
                                                             ----------
Investment at Cost .....................................     $3,650,149
                                                             ----------
Investment in respective Funds, at net asset value .....     $4,334,774
Amount due from MONY ...................................             --
Amount due from respective Funds .......................            519
                                                             ----------
  Total Assets .........................................     $4,335,293
                                                             ==========
Liabilities
Amount due to MONY .....................................            519
Amount due to respective Funds .........................             --
                                                             ----------
  Total Liabilities ....................................            519
                                                             ----------
Net Assets .............................................     $4,334,774
                                                             ==========
Net Assets:
Accumulation Units .....................................      4,334,774
Retained by MONY in Separate Account A .................             --
                                                             ----------
  Total Net Assets .....................................     $4,334,774
                                                             ==========
----------
The accompanying notes are an integral part of these financial statements.


MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                       EQ/Montag & Caldwell    EQ/PIMCO
                                                     EQ/Money Market          Growth         Real Return
                                                    ----------------- --------------------- -------------
Assets
Shares held in respective Funds ...................     12,477,302           2,711,873          197,877
                                                       -----------         -----------       ----------
Investment at Cost ................................    $12,477,571         $14,620,479       $2,037,626
                                                       -----------         -----------       ----------
Investment in respective Funds, at net asset value     $12,477,873         $17,824,324       $2,086,121
Amount due from MONY ..............................         96,174                  --               --
Amount due from respective Funds ..................         48,327               3,781            1,280
                                                       -----------         -----------       ----------
  Total Assets ....................................    $12,622,374         $17,828,105       $2,087,401
                                                       ===========         ===========       ==========
Liabilities .......................................
Amount due to MONY ................................         48,327               3,781            1,280
Amount due to respective Funds ....................             --                  --               --
                                                       -----------         -----------       ----------
  Total Liabilities ...............................         48,327               3,781            1,280
                                                       -----------         -----------       ----------
Net Assets ........................................    $12,574,047         $17,824,324       $2,086,121
                                                       ===========         ===========       ==========
Net Assets:
Accumulation Units ................................     12,574,047          17,824,057        2,086,120
Retained by MONY in Separate Account A ............             --                 267                1
                                                       -----------         -----------       ----------
  Total Net Assets ................................    $12,574,047         $17,824,324       $2,086,121
                                                       ===========         ===========       ==========

                                                     EQ/Short Duration   EQ/Small Company   EQ/T. Rowe Price   EQ/UBS Growth
                                                            Bond               Index          Growth Stock       and Income
                                                    ------------------- ------------------ ------------------ ---------------
Assets
Shares held in respective Funds ...................         127,299            115,031             719,527        1,466,860
                                                         ----------         ----------         -----------      -----------
Investment at Cost ................................      $1,279,789         $1,425,817         $17,254,402      $ 8,096,291
                                                         ----------         ----------         -----------      -----------
Investment in respective Funds, at net asset value       $1,285,651         $1,335,039         $15,429,642      $10,037,444
Amount due from MONY ..............................             456                487                 158                2
Amount due from respective Funds ..................              --                 --               2,981            1,345
                                                         ----------         ----------         -----------      -----------
  Total Assets ....................................      $1,286,107         $1,335,526         $15,432,781      $10,038,791
                                                         ==========         ==========         ===========      ===========
Liabilities .......................................
Amount due to MONY ................................              --                 --               2,981            1,345
Amount due to respective Funds ....................             456                487                  --               --
                                                         ----------         ----------         -----------      -----------
  Total Liabilities ...............................             456                487               2,981            1,345
                                                         ----------         ----------         -----------      -----------
Net Assets ........................................      $1,285,651         $1,335,039         $15,429,800      $10,037,446
                                                         ==========         ==========         ===========      ===========
Net Assets:
Accumulation Units ................................       1,285,651          1,335,039          15,429,800       10,037,446
Retained by MONY in Separate Account A ............              --                 --                  --               --
                                                         ----------         ----------         -----------      -----------
  Total Net Assets ................................      $1,285,651         $1,335,039         $15,429,800      $10,037,446
                                                         ==========         ==========         ===========      ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                          EQ/Van Kampen Emerging  EQ/Van Kampen Mid Cap   EQ/Van Kampen
                                                              Markets Equity              Growth           Real Estate
                                                         ----------------------- ----------------------- ---------------
Assets
Shares held in respective Funds ........................           187,959                 293,400             831,892
                                                                ----------              ----------          ----------
Investment at Cost .....................................        $2,701,471              $4,222,462          $7,123,384
                                                                ----------              ----------          ----------
Investment in respective Funds, at net asset value .....        $3,549,819              $4,614,680          $6,834,701
Amount due from MONY ...................................                35                      --                  22
Amount due from respective Funds .......................             3,465                     319               5,797
                                                                ----------              ----------          ----------
  Total Assets .........................................        $3,553,319              $4,614,999          $6,840,520
                                                                ==========              ==========          ==========
Liabilities
Amount due to MONY .....................................             3,465                     319               5,797
Amount due to respective Funds .........................                --                      --                  --
                                                                ----------              ----------          ----------
  Total Liabilities ....................................             3,465                     319               5,797
                                                                ----------              ----------          ----------
Net Assets .............................................        $3,549,854              $4,614,680          $6,834,723
                                                                ==========              ==========          ==========
Net Assets:
Accumulation Units .....................................         3,549,854               4,614,677           6,834,723
Retained by MONY in Separate Account A .................                --                       3                  --
                                                                ----------              ----------          ----------
  Total Net Assets .....................................        $3,549,854              $4,614,680          $6,834,723
                                                                ==========              ==========          ==========

                                                           Fidelity VIP   Franklin Income      Franklin Rising     Franklin Zero
                                                          Contrafund(R)      Securities     Dividends Securities    Coupon 2010
                                                         --------------- ----------------- ---------------------- ---------------
Assets
Shares held in respective Funds ........................       400,688          618,315             130,076             51,545
                                                           -----------      -----------          ----------           --------
Investment at Cost .....................................   $11,202,589      $ 9,775,245          $2,413,694           $809,153
                                                           -----------      -----------          ----------           --------
Investment in respective Funds, at net asset value .....   $11,139,131      $10,703,035          $2,506,571           $836,061
Amount due from MONY ...................................            32               --                  10                 --
Amount due from respective Funds .......................         1,062            7,438               3,675                 94
                                                           -----------      -----------          ----------           --------
  Total Assets .........................................   $11,140,225      $10,710,473          $2,510,256           $836,155
                                                           ===========      ===========          ==========           ========
Liabilities
Amount due to MONY .....................................         1,062            7,438               3,675                 94
Amount due to respective Funds .........................            --               --                  --                 --
                                                           -----------      -----------          ----------           --------
  Total Liabilities ....................................         1,062            7,438               3,675                 94
                                                           -----------      -----------          ----------           --------
Net Assets .............................................   $11,139,163      $10,703,035          $2,506,581           $836,061
                                                           ===========      ===========          ==========           ========
Net Assets:
Accumulation Units .....................................    11,139,163       10,702,758           2,506,581            836,058
Retained by MONY in Separate Account A .................            --              277                  --                  3
                                                           -----------      -----------          ----------           --------
  Total Net Assets .....................................   $11,139,163      $10,703,035          $2,506,581           $836,061
                                                           ===========      ===========          ==========           ========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                          Janus Aspen Series   Janus Aspen     Janus Aspen Series
                                                               Balanced       Series Forty*   International Growth
                                                         ------------------- --------------- ----------------------
Assets
Shares held in respective Funds ........................         193,198           175,486             95,014
                                                              ----------        ----------         ----------
Investment at Cost .....................................      $4,647,895        $4,622,310         $3,215,635
                                                              ----------        ----------         ----------
Investment in respective Funds, at net asset value .....      $5,805,598        $7,194,737         $6,129,381
Amount due from MONY ...................................              --                 7                 --
Amount due from respective Funds .......................             255               733              4,385
                                                              ----------        ----------         ----------
  Total Assets .........................................      $5,805,853        $7,195,477         $6,133,766
                                                              ==========        ==========         ==========
Liabilities
Amount due to MONY .....................................             255               733              4,385
Amount due to respective Funds .........................              --                --                 --
                                                              ----------        ----------         ----------
  Total Liabilities ....................................             255               733              4,385
                                                              ----------        ----------         ----------
Net Assets .............................................      $5,805,598        $7,194,744         $6,129,381
                                                              ==========        ==========         ==========
Net Assets:
Accumulation Units .....................................       5,805,596         7,194,744          6,129,381
Retained by MONY in Separate Account A .................               2                --                 --
                                                              ----------        ----------         ----------
  Total Net Assets .....................................      $5,805,598        $7,194,744         $6,129,381
                                                              ==========        ==========         ==========
-------
*  Denotes multiple share classes held by the respective fund
   Institutional .........................................                          91,894
   Service ...............................................                          83,592


                                                          Janus Aspen Series   Janus Aspen Series
                                                            Mid Cap Growth      Worldwide Growth    MFS(R) Utilities
                                                         -------------------- -------------------- ------------------
Assets
Shares held in respective Funds ........................         105,134              120,569              89,066
                                                              ----------           ----------          ----------
Investment at Cost .....................................      $3,758,051           $3,924,020          $2,284,145
                                                              ----------           ----------          ----------
Investment in respective Funds, at net asset value .....      $4,199,046           $4,259,691          $3,071,005
Amount due from MONY ...................................               8                   --               8,189
Amount due from respective Funds .......................             467                  521                  --
                                                              ----------           ----------          ----------
  Total Assets .........................................      $4,199,521           $4,260,212          $3,079,194
                                                              ==========           ==========          ==========
Liabilities
Amount due to MONY .....................................             467                  521                  --
Amount due to respective Funds .........................              --                   --               8,189
                                                              ----------           ----------          ----------
  Total Liabilities ....................................             467                  521               8,189
                                                              ----------           ----------          ----------
Net Assets .............................................      $4,199,054           $4,259,691          $3,071,005
                                                              ==========           ==========          ==========
Net Assets:
Accumulation Units .....................................       4,199,054            4,259,648           3,070,995
Retained by MONY in Separate Account A .................              --                   43                  10
                                                              ----------           ----------          ----------
  Total Net Assets .....................................      $4,199,054           $4,259,691          $3,071,005
                                                              ==========           ==========          ==========


                                                          Multimanager
                                                           High Yield
                                                         --------------
Assets
Shares held in respective Funds ........................      667,323
                                                           ----------
Investment at Cost .....................................   $3,809,721
                                                           ----------
Investment in respective Funds, at net asset value .....   $3,566,248
Amount due from MONY ...................................        3,551
Amount due from respective Funds .......................           --
                                                           ----------
  Total Assets .........................................   $3,569,799
                                                           ==========
Liabilities
Amount due to MONY .....................................           --
Amount due to respective Funds .........................        3,551
                                                           ----------
  Total Liabilities ....................................        3,551
                                                           ----------
Net Assets .............................................   $3,566,248
                                                           ==========
Net Assets:
Accumulation Units .....................................    3,566,240
Retained by MONY in Separate Account A .................            8
                                                           ----------
  Total Net Assets .....................................   $3,566,248
                                                           ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Multimanager        Oppenheimer        PIMCO Global
                                                          Small Cap Growth   Global Securities   Bond (Unhedged)
                                                         ------------------ ------------------- -----------------
Assets
Shares held in respective Funds ........................        612,017             180,280            192,592
                                                             ----------          ----------         ----------
Investment at Cost .....................................     $4,946,085          $5,594,731         $2,432,402
                                                             ----------          ----------         ----------
Investment in respective Funds, at net asset value .....     $5,454,681          $6,538,770         $2,461,466
Amount due from MONY ...................................             --                 130                 --
Amount due from respective Funds .......................            368                  --              1,363
                                                             ----------          ----------         ----------
  Total Assets .........................................     $5,455,049          $6,538,900         $2,462,829
                                                             ==========          ==========         ==========
Liabilities
Amount due to MONY .....................................            368                  --              1,363
Amount due to respective Funds .........................             --                 130                 --
                                                             ----------          ----------         ----------
  Total Liabilities ....................................            368                 130              1,363
                                                             ----------          ----------         ----------
Net Assets .............................................     $5,454,681          $6,538,770         $2,461,466
                                                             ==========          ==========         ==========
Net Assets:
Accumulation Units .....................................      5,454,633           6,538,765          2,459,237
Retained by MONY in Separate Account A .................             48                   5              2,229
                                                             ----------          ----------         ----------
  Total Net Assets .....................................     $5,454,681          $6,538,770         $2,461,466
                                                             ==========          ==========         ==========


                                                           PIMCO StocksPLUS    ProFund    ProFund VP Rising   ProFund VP
                                                          Growth and Income    VP Bear    Rates Opportunity    UltraBull
                                                         ------------------- ----------- ------------------- ------------
Assets
Shares held in respective Funds ........................         387,213         5,283           32,762           97,554
                                                              ----------      --------         --------       ----------
Investment at Cost .....................................      $3,764,421      $148,881         $707,473       $2,127,769
                                                              ----------      --------         --------       ----------
Investment in respective Funds, at net asset value .....      $4,274,835      $131,641         $606,751       $2,052,541
Amount due from MONY ...................................           3,169            --               --               --
Amount due from respective Funds .......................              --            14               69              259
                                                              ----------      --------         --------       ----------
  Total Assets .........................................      $4,278,004      $131,655         $606,820       $2,052,800
                                                              ==========      ========         ========       ==========
Liabilities
Amount due to MONY .....................................              --            14               69              259
Amount due to respective Funds .........................           3,169            --               --               --
                                                              ----------      --------         --------       ----------
  Total Liabilities ....................................           3,169            14               69              259
                                                              ----------      --------         --------       ----------
Net Assets .............................................      $4,274,835      $131,641         $606,751       $2,052,541
                                                              ==========      ========         ========       ==========
Net Assets:
Accumulation Units .....................................       4,274,834       131,641          606,749        2,052,460
Retained by MONY in Separate Account A .................               1            --                2               81
                                                              ----------      --------         --------       ----------
  Total Net Assets .....................................      $4,274,835      $131,641         $606,751       $2,052,541
                                                              ==========      ========         ========       ==========

                                                           UIF Global
                                                          Value Equity
                                                         -------------
Assets
Shares held in respective Funds ........................      61,091
                                                          ----------
Investment at Cost .....................................  $  912,832
                                                          ----------
Investment in respective Funds, at net asset value .....  $1,005,557
Amount due from MONY ...................................       1,406
Amount due from respective Funds .......................          --
                                                          ----------
  Total Assets .........................................  $1,006,963
                                                          ==========
Liabilities
Amount due to MONY .....................................          --
Amount due to respective Funds .........................       1,406
                                                          ----------
  Total Liabilities ....................................       1,406
                                                          ----------
Net Assets .............................................  $1,005,557
                                                          ==========
Net Assets:
Accumulation Units .....................................   1,005,556
Retained by MONY in Separate Account A .................           1
                                                          ----------
  Total Net Assets .....................................  $1,005,557
                                                          ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                                                                              Mortality
                                                                                                  &
                                                                                               Expense   Unit Fair      Units
               Fund Name                                  Option                     Class      Ratio      Value     Outstanding
--------------------------------------   ---------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Financial Services ..........   MONY Variable Annuity Option 1            Series I      1.20%   $  10.29       11,857
AIM V.I. Financial Services ..........   MONY Variable Annuity Option 2            Series I      1.45%      10.84       28,771
AIM V.I. Financial Services ..........   MONY Variable Annuity L Share Option 1    Series I      1.45%      12.79           --
AIM V.I. Financial Services ..........   MONY Variable Annuity L Share Option 2    Series I      1.72%      10.90           --
AIM V.I. Financial Services ..........   MONY Variable Annuity L Share Option 3    Series I      2.37%      10.60          385
AIM V.I. Financial Services ..........   MONY Variable Annuity C Share Option 1    Series I      1.50%      12.44        4,248
AIM V.I. Financial Services ..........   MONY Variable Annuity C Share Option 2    Series I      1.77%      10.88           --
AIM V.I. Financial Services ..........   MONY Variable Annuity C Share Option 3    Series I      2.42%      10.57           --
AIM V.I. Global Health Care ..........   MONY Variable Annuity Option 1            Series I      1.20%   $  12.65       33,172
AIM V.I. Global Health Care ..........   MONY Variable Annuity Option 2            Series I      1.45%      13.39       46,621
AIM V.I. Global Health Care ..........   MONY Variable Annuity L Share Option 1    Series I      1.45%      16.40           --
AIM V.I. Global Health Care ..........   MONY Variable Annuity L Share Option 2    Series I      1.72%      14.40        2,157
AIM V.I. Global Health Care ..........   MONY Variable Annuity L Share Option 3    Series I      2.37%      13.99           --
AIM V.I. Global Health Care ..........   MONY Variable Annuity C Share Option 1    Series I      1.50%      15.45           --
AIM V.I. Global Health Care ..........   MONY Variable Annuity C Share Option 2    Series I      1.77%      14.37           --
AIM V.I. Global Health Care ..........   MONY Variable Annuity C Share Option 3    Series I      2.42%      13.96           --
AIM V.I. Technology ..................   MONY Variable Annuity Option 1            Series I      1.20%   $  11.15       12,739
AIM V.I. Technology ..................   MONY Variable Annuity Option 2            Series I      1.45%      14.63       22,250
AIM V.I. Technology ..................   MONY Variable Annuity L Share Option 1    Series I      1.45%      16.10           --
AIM V.I. Technology ..................   MONY Variable Annuity L Share Option 2    Series I      1.72%      14.23           --
AIM V.I. Technology ..................   MONY Variable Annuity L Share Option 3    Series I      2.37%      13.83           --
AIM V.I. Technology ..................   MONY Variable Annuity C Share Option 1    Series I      1.50%      15.29           --
AIM V.I. Technology ..................   MONY Variable Annuity C Share Option 2    Series I      1.77%      14.20           --
AIM V.I. Technology ..................   MONY Variable Annuity C Share Option 3    Series I      2.42%      13.80           --
All Asset Allocation .................   MONY Master                                   B         1.25%   $  61.95      534,992
All Asset Allocation .................   MONY Custom Master                            B         1.35%      10.55      660,077
All Asset Allocation .................   MONY Variable Annuity Option 1                B         1.20%      12.19       57,514
All Asset Allocation .................   MONY Variable Annuity Option 2                B         1.45%      13.00       76,331
All Asset Allocation .................   MONY Variable Annuity L Share Option 1        B         1.45%      15.07           --
All Asset Allocation .................   MONY Variable Annuity L Share Option 2        B         1.72%      13.55          206
All Asset Allocation .................   MONY Variable Annuity L Share Option 3        B         2.37%      13.16           --
All Asset Allocation .................   MONY Variable Annuity C Share Option 1        B         1.50%      14.57           --
All Asset Allocation .................   MONY Variable Annuity C Share Option 2        B         1.77%      13.52           --
All Asset Allocation .................   MONY Variable Annuity C Share Option 3        B         2.42%      13.13           --
AXA Aggressive Allocation ............   MONY Master                                   B         1.25%   $  10.01        3,045
AXA Aggressive Allocation ............   MONY Custom Master                            B         1.35%      10.01        5,566
AXA Aggressive Allocation ............   MONY Variable Annuity Option 1                B         1.20%      10.02        2,419
AXA Aggressive Allocation ............   MONY Variable Annuity Option 2                B         1.45%      10.00        9,645
AXA Aggressive Allocation ............   MONY Variable Annuity L Share Option 1        B         1.45%      10.00           --
AXA Aggressive Allocation ............   MONY Variable Annuity L Share Option 2        B         1.72%       9.99           --
AXA Aggressive Allocation ............   MONY Variable Annuity L Share Option 3        B         2.37%       9.95           --
AXA Aggressive Allocation ............   MONY Variable Annuity C Share Option 1        B         1.50%      10.00           --
AXA Aggressive Allocation ............   MONY Variable Annuity C Share Option 2        B         1.77%       9.99           --
AXA Aggressive Allocation ............   MONY Variable Annuity C Share Option 3        B         2.42%       9.95           --
AXA Conservative Allocation ..........   MONY Master                                   B         1.25%   $  10.35        4,226
AXA Conservative Allocation ..........   MONY Custom Master                            B         1.35%      10.34       23,501
AXA Conservative Allocation ..........   MONY Variable Annuity Option 1                B         1.20%      10.35           --
AXA Conservative Allocation ..........   MONY Variable Annuity Option 2                B         1.45%      10.34        2,473
AXA Conservative Allocation ..........   MONY Variable Annuity L Share Option 1        B         1.45%      10.32           --
AXA Conservative Allocation ..........   MONY Variable Annuity L Share Option 2        B         1.72%      10.32           --
AXA Conservative Allocation ..........   MONY Variable Annuity L Share Option 3        B         2.37%      10.28           --
AXA Conservative Allocation ..........   MONY Variable Annuity C Share Option 1        B         1.50%      10.33           --
AXA Conservative Allocation ..........   MONY Variable Annuity C Share Option 2        B         1.77%      10.32           --
AXA Conservative Allocation ..........   MONY Variable Annuity C Share Option 3        B         2.42%      10.28           --
AXA Conservative-Plus Allocation .....   MONY Master                                   B         1.25%   $  10.21        6,183
AXA Conservative-Plus Allocation .....   MONY Custom Master                            B         1.35%      10.21        1,065
AXA Conservative-Plus Allocation .....   MONY Variable Annuity Option 1                B         1.20%      10.22           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                                Mortality
                                                                                                    &
                                                                                                 Expense   Unit Fair      Units
                 Fund Name                                   Option                    Class      Ratio      Value     Outstanding
------------------------------------------- ---------------------------------------- --------- ---------- ----------- ------------
AXA Conservative-Plus Allocation .......... MONY Variable Annuity Option 2               B         1.45%      10.20           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity L Share Option 1       B         1.45%      10.20           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity L Share Option 2       B         1.72%      10.19           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity L Share Option 3       B         2.37%      10.15           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity C Share Option 1       B         1.50%      10.20           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity C Share Option 2       B         1.77%      10.18           --
AXA Conservative-Plus Allocation .......... MONY Variable Annuity C Share Option 3       B         2.42%      10.15           --
AXA Moderate Allocation ................... MONY Master                                  B         1.25%    $ 10.21        3,257
AXA Moderate Allocation ................... MONY Custom Master                           B         1.35%      10.20        1,312
AXA Moderate Allocation ................... MONY Variable Annuity Option 1               B         1.20%      10.21       12,491
AXA Moderate Allocation ................... MONY Variable Annuity Option 2               B         1.45%      10.20        2,264
AXA Moderate Allocation ................... MONY Variable Annuity L Share Option 1       B         1.45%      10.20           --
AXA Moderate Allocation ................... MONY Variable Annuity L Share Option 2       B         1.72%      10.18           --
AXA Moderate Allocation ................... MONY Variable Annuity L Share Option 3       B         2.37%      10.15           --
AXA Moderate Allocation ................... MONY Variable Annuity C Share Option 1       B         1.50%      10.20           --
AXA Moderate Allocation ................... MONY Variable Annuity C Share Option 2       B         1.77%      10.18           --
AXA Moderate Allocation ................... MONY Variable Annuity C Share Option 3       B         2.42%      10.14           --
AXA Moderate-Plus Allocation .............. MONY Master                                  B         1.25%    $ 10.14        3,123
AXA Moderate-Plus Allocation .............. MONY Custom Master                           B         1.35%      10.13        5,111
AXA Moderate-Plus Allocation .............. MONY Variable Annuity Option 1               B         1.20%      10.14        4,419
AXA Moderate-Plus Allocation .............. MONY Variable Annuity Option 2               B         1.45%      10.13       38,065
AXA Moderate-Plus Allocation .............. MONY Variable Annuity L Share Option 1       B         1.45%      10.13           --
AXA Moderate-Plus Allocation .............. MONY Variable Annuity L Share Option 2       B         1.72%      10.11          368
AXA Moderate-Plus Allocation .............. MONY Variable Annuity L Share Option 3       B         2.37%      10.07           --
AXA Moderate-Plus Allocation .............. MONY Variable Annuity C Share Option 1       B         1.50%      10.12           --
AXA Moderate-Plus Allocation .............. MONY Variable Annuity C Share Option 2       B         1.77%      10.11           --
AXA Moderate-Plus Allocation .............. MONY Variable Annuity C Share Option 3       B         2.42%      10.07           --
Dreyfus Stock Index Fund, Inc. ............ MONY Custom Master                        Initial      1.35%    $  9.73      784,607
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity Option 1               A         1.20%    $ 13.31       18,067
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity Option 2               A         1.45%      14.50       18,141
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity L Share Option 1       A         1.45%      17.85           --
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity L Share Option 2       A         1.72%      15.43          232
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity L Share Option 3       A         2.37%      14.99          750
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity C Share Option 1       A         1.50%      16.93           --
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity C Share Option 2       A         1.77%      15.39           --
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Annuity C Share Option 3       A         2.42%      14.96           --
EQ/AllianceBernstein Value ................ MONY Master                                  A         1.25%    $ 70.25       16,198
EQ/AllianceBernstein Value ................ MONY Variable Annuity Option 1               A         1.20%      12.16       33,792
EQ/AllianceBernstein Value ................ MONY Variable Annuity Option 2               A         1.45%      13.06       29,545
EQ/AllianceBernstein Value ................ MONY Variable Annuity L Share Option 1       A         1.45%      16.11           --
EQ/AllianceBernstein Value ................ MONY Variable Annuity L Share Option 2       A         1.72%      15.07           --
EQ/AllianceBernstein Value ................ MONY Variable Annuity L Share Option 3       A         2.37%      14.65          655
EQ/AllianceBernstein Value ................ MONY Variable Annuity C Share Option 1       A         1.50%      15.50           --
EQ/AllianceBernstein Value ................ MONY Variable Annuity C Share Option 2       A         1.77%      15.04           --
EQ/AllianceBernstein Value ................ MONY Variable Annuity C Share Option 3       A         2.42%      14.62           --
EQ/BlackRock Basic Value Equity ........... MONY Custom Master                           B         1.35%    $ 12.19       43,829
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity Option 1               B         1.20%      12.20       55,092
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity Option 2               B         1.45%      12.13       76,949
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity L Share Option 1       B         1.45%      12.24        1,580
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity L Share Option 2       B         1.72%      12.16        1,280
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity L Share Option 3       B         2.37%      11.98       10,258
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity C Share Option 1       B         1.50%      12.22           --
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity C Share Option 2       B         1.77%      12.15           --
EQ/BlackRock Basic Value Equity ........... MONY Variable Annuity C Share Option 3       B         2.42%      11.96           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
               Fund Name                                   Option                   Class     Ratio      Value     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/Bond Index .........................   MONY Master                                 A        1.25%   $  25.88       80,769
EQ/Bond Index .........................   MONY Custom Master                          A        1.35%      13.46      182,817
EQ/Boston Advisors Equity Income ......   MONY Master                                 A        1.25%   $  11.79        1,530
EQ/Boston Advisors Equity Income ......   MONY Custom Master                          B        1.35%      14.21      209,536
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 1              B        1.20%      14.69       53,600
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 2              B        1.45%      15.18       93,763
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 1      B        1.45%      18.32          665
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 2      B        1.72%      16.51          604
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 3      B        2.37%      16.04        2,249
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 1      B        1.50%      17.70           --
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 2      B        1.77%      16.47           --
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 3      B        2.42%      16.01            4
EQ/Calvert Socially Responsible .......   MONY Custom Master                          A        1.35%   $   7.74      111,319
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 1              B        1.20%      11.99        7,508
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 2              B        1.45%      11.92       26,629
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 1      B        1.45%      12.10           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 2      B        1.72%      12.02           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 3      B        2.37%      11.84           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 1      B        1.50%      12.09           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 2      B        1.77%      12.01           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 3      B        2.42%      11.83           --
EQ/Capital Guardian Research ..........   MONY Master                                 A        1.25%   $  11.45       20,815
EQ/Capital Guardian Research ..........   MONY Custom Master                          A        1.35%       9.69      152,079
EQ/Capital Guardian Research ..........   MONY Variable Annuity Option 1              A        1.20%      15.32       27,605
EQ/Capital Guardian Research ..........   MONY Variable Annuity Option 2              A        1.45%      14.34       98,133
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 1      A        1.45%      15.42          169
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 2      A        1.72%      14.36          858
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 3      A        2.37%      13.95        1,115
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 1      A        1.50%      15.38           --
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 2      A        1.77%      14.33           --
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 3      A        2.42%      13.92          406
EQ/Caywood-Scholl High Yield Bond .....   MONY Master                                 B        1.25%   $  22.05       87,067
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Master                          B        1.35%      14.71      202,228
EQ/FI Mid Cap .........................   MONY Custom Master                          A        1.35%   $  16.08       10,111
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 1              A        1.20%      16.96       96,245
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 2              A        1.45%      15.93      127,816
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 1      A        1.45%      19.73        1,244
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 2      A        1.72%      17.09          214
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 3      A        2.37%      16.61        3,336
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 1      A        1.50%      19.02          420
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 2      A        1.77%      17.05           21
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 3      A        2.42%      16.57           59
EQ/GAMCO Mergers and Acquisitions .....   MONY Custom Master                          B        1.35%   $  13.11       37,613
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1              B        1.20%      12.52       13,033
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2              B        1.45%      12.32       38,442
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 1      B        1.45%      13.23        1,343
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 2      B        1.72%      12.57          217
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 3      B        2.37%      12.21          343
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 1      B        1.50%      13.20           --
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 2      B        1.77%      12.54           --
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 3      B        2.42%      12.19           --
EQ/GAMCO Small Company Value ..........   MONY Master                                 B        1.25%   $  99.65      168,237
EQ/GAMCO Small Company Value ..........   MONY Custom Master                          B        1.35%      19.52      556,265
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 1              B        1.20%      19.63      190,577

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Mortality
                                                                                               &
                                                                                            Expense   Unit Fair      Units
               Fund Name                                  Option                   Class     Ratio      Value     Outstanding
--------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/GAMCO Small Company Value .........   MONY Variable Annuity Option 2              B        1.45%      17.39      215,094
EQ/GAMCO Small Company Value .........   MONY Variable Annuity L Share Option 1      B        1.45%      21.44           --
EQ/GAMCO Small Company Value .........   MONY Variable Annuity L Share Option 2      B        1.72%      18.70        1,189
EQ/GAMCO Small Company Value .........   MONY Variable Annuity L Share Option 3      B        2.37%      18.17        3,310
EQ/GAMCO Small Company Value .........   MONY Variable Annuity C Share Option 1      B        1.50%      21.15           --
EQ/GAMCO Small Company Value .........   MONY Variable Annuity C Share Option 2      B        1.77%      18.66           --
EQ/GAMCO Small Company Value .........   MONY Variable Annuity C Share Option 3      B        2.42%      18.13           --
EQ/Government Securities .............   MONY Master                                 A        1.25%    $ 16.19       93,779
EQ/Government Securities .............   MONY Custom Master                          A        1.35%      12.78      268,162
EQ/Government Securities .............   MONY Variable Annuity Option 1              A        1.20%      11.41      172,191
EQ/Government Securities .............   MONY Variable Annuity Option 2              A        1.45%      11.19      174,607
EQ/Government Securities .............   MONY Variable Annuity L Share Option 1      A        1.45%      10.76        2,749
EQ/Government Securities .............   MONY Variable Annuity L Share Option 2      A        1.72%      10.63           --
EQ/Government Securities .............   MONY Variable Annuity L Share Option 3      A        2.37%      10.33        2,810
EQ/Government Securities .............   MONY Variable Annuity C Share Option 1      A        1.50%      10.78       33,897
EQ/Government Securities .............   MONY Variable Annuity C Share Option 2      A        1.77%      10.61           81
EQ/Government Securities .............   MONY Variable Annuity C Share Option 3      A        2.42%      10.31          225
EQ/International Growth ..............   MONY Master                                 B        1.25%    $ 20.44      179,423
EQ/International Growth ..............   MONY Custom Master                          B        1.35%      11.20      299,593
EQ/JPMorgan Core Bond ................   MONY Custom Master                          A        1.35%    $ 13.34      161,096
EQ/JPMorgan Core Bond ................   MONY Variable Annuity Option 1              A        1.20%      13.94      226,823
EQ/JPMorgan Core Bond ................   MONY Variable Annuity Option 2              A        1.45%      13.15      257,378
EQ/JPMorgan Core Bond ................   MONY Variable Annuity L Share Option 1      A        1.45%      11.85        1,106
EQ/JPMorgan Core Bond ................   MONY Variable Annuity L Share Option 2      A        1.72%      11.45        1,377
EQ/JPMorgan Core Bond ................   MONY Variable Annuity L Share Option 3      A        2.37%      11.13        8,369
EQ/JPMorgan Core Bond ................   MONY Variable Annuity C Share Option 1      A        1.50%      12.19       19,552
EQ/JPMorgan Core Bond ................   MONY Variable Annuity C Share Option 2      A        1.77%      11.43           34
EQ/JPMorgan Core Bond ................   MONY Variable Annuity C Share Option 3      A        2.42%      11.11           38
EQ/Long Term Bond ....................   MONY Master                                 A        1.25%    $ 37.07       91,487
EQ/Long Term Bond ....................   MONY Custom Master                          A        1.35%      15.35      175,782
EQ/Long Term Bond ....................   MONY Variable Annuity Option 1              A        1.20%      13.50       82,346
EQ/Long Term Bond ....................   MONY Variable Annuity Option 2              A        1.45%      13.27       42,249
EQ/Long Term Bond ....................   MONY Variable Annuity L Share Option 1      A        1.45%      11.93          934
EQ/Long Term Bond ....................   MONY Variable Annuity L Share Option 2      A        1.72%      11.88           90
EQ/Long Term Bond ....................   MONY Variable Annuity L Share Option 3      A        2.37%      11.54          570
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 1      A        1.50%      12.18           --
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 2      A        1.77%      11.85           27
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 3      A        2.42%      11.52           44
EQ/Lord Abbett Growth and Income .....   MONY Custom Master                          A        1.35%    $ 14.55       88,472
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 1              A        1.20%      14.28      127,710
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 2              A        1.45%      14.35      166,601
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 1      A        1.45%      17.77          988
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 2      A        1.72%      15.15        1,129
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 3      A        2.37%      14.72        2,248
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 1      A        1.50%      17.00        4,712
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 2      A        1.77%      15.12           26
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 3      A        2.42%      14.69          274
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Master                          A        1.35%    $ 15.29       83,996
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 1              A        1.20%      15.81       89,897
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 2              A        1.45%      15.41      128,186
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 1      A        1.45%      18.39          627
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 2      A        1.72%      16.46           38
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 3      A        2.37%      15.99        2,480
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity C Share Option 1      A        1.50%      17.94           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                        Mortality
                                                                                            &
                                                                                         Expense   Unit Fair      Units
             Fund Name                                 Option                   Class     Ratio      Value     Outstanding
-----------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/Lord Abbett Mid Cap Value ......   MONY Variable Annuity C Share Option 2      A        1.77%      16.42           21
EQ/Lord Abbett Mid Cap Value ......   MONY Variable Annuity C Share Option 3      A        2.42%      15.96          381
EQ/Marsico Focus ..................   MONY Custom Master                          B        1.35%    $ 12.85      337,449
EQ/Money Market ...................   MONY Master                                 A        1.25%    $ 10.80      290,516
EQ/Money Market ...................   MONY Value Master                           A        1.25%      10.80       47,425
EQ/Money Market ...................   MONY Custom Master                          A        1.35%      10.77      345,422
EQ/Money Market ...................   MONY Variable Annuity Option 1              A        1.20%      10.81      206,022
EQ/Money Market ...................   MONY Variable Annuity Option 2              A        1.45%      10.75      234,211
EQ/Money Market ...................   MONY Variable Annuity L Share Option 1      A        1.45%      10.75          237
EQ/Money Market ...................   MONY Variable Annuity L Share Option 2      A        1.72%      10.68          147
EQ/Money Market ...................   MONY Variable Annuity L Share Option 3      A        2.37%      10.52       10,074
EQ/Money Market ...................   MONY Variable Annuity C Share Option 1      A        1.50%      10.74       23,452
EQ/Money Market ...................   MONY Variable Annuity C Share Option 2      A        1.77%      10.67           --
EQ/Money Market ...................   MONY Variable Annuity C Share Option 3      A        2.42%      10.51           56
EQ/Montag & Caldwell Growth .......   MONY Custom Master                          B        1.35%    $  9.51    1,216,832
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 1              B        1.20%      12.56      238,459
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 2              B        1.45%      12.50      254,988
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 1      B        1.45%      16.00           77
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 2      B        1.72%      14.27          259
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 3      B        2.37%      13.87        4,531
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 1      B        1.50%      14.80           --
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 2      B        1.77%      14.24           26
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 3      B        2.42%      13.84          218
EQ/PIMCO Real Return ..............   MONY Custom Master                          B        1.35%    $ 12.31       40,362
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 1              B        1.20%      12.42       54,575
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 2              B        1.45%      12.20       67,328
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 1      B        1.45%      11.57        1,537
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 2      B        1.72%      11.33          359
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 3      B        2.37%      11.01        6,187
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 1      B        1.50%      11.81           --
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 2      B        1.77%      11.31           --
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 3      B        2.42%      10.99           --
EQ/Short Duration Bond ............   MONY Custom Master                          B        1.35%    $ 10.67       23,221
EQ/Short Duration Bond ............   MONY Variable Annuity Option 1              B        1.20%      10.72       36,216
EQ/Short Duration Bond ............   MONY Variable Annuity Option 2              B        1.45%      10.59       49,820
EQ/Short Duration Bond ............   MONY Variable Annuity L Share Option 1      B        1.45%      10.67           --
EQ/Short Duration Bond ............   MONY Variable Annuity L Share Option 2      B        1.72%      10.49           --
EQ/Short Duration Bond ............   MONY Variable Annuity L Share Option 3      B        2.37%      10.19          383
EQ/Short Duration Bond ............   MONY Variable Annuity C Share Option 1      B        1.50%      10.64       11,076
EQ/Short Duration Bond ............   MONY Variable Annuity C Share Option 2      B        1.77%      10.47           --
EQ/Short Duration Bond ............   MONY Variable Annuity C Share Option 3      B        2.42%      10.17           --
EQ/Small Company Index ............   MONY Master                                 A        1.25%    $ 69.79        3,548
EQ/Small Company Index ............   MONY Variable Annuity Option 1              A        1.20%      16.00       27,445
EQ/Small Company Index ............   MONY Variable Annuity Option 2              A        1.45%      16.19       38,232
EQ/Small Company Index ............   MONY Variable Annuity L Share Option 1      A        1.45%      18.87           --
EQ/Small Company Index ............   MONY Variable Annuity L Share Option 2      A        1.72%      16.68           --
EQ/Small Company Index ............   MONY Variable Annuity L Share Option 3      A        2.37%      16.21        1,590
EQ/Small Company Index ............   MONY Variable Annuity C Share Option 1      A        1.50%      18.82           --
EQ/Small Company Index ............   MONY Variable Annuity C Share Option 2      A        1.77%      16.65           --
EQ/Small Company Index ............   MONY Variable Annuity C Share Option 3      A        2.42%      16.18          224
EQ/T. Rowe Price Growth Stock .....   MONY Master                                 B        1.25%    $ 46.62      191,197
EQ/T. Rowe Price Growth Stock .....   MONY Custom Master                          B        1.35%       8.99      724,884
EQ/UBS Growth and Income ..........   MONY Custom Master                          B        1.35%    $ 10.49      715,902
EQ/UBS Growth and Income ..........   MONY Variable Annuity Option 1              B        1.20%      13.52      124,788

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                                 Mortality
                                                                                                     &
                                                                                                  Expense   Unit Fair      Units
                 Fund Name                                   Option                     Class      Ratio      Value     Outstanding
------------------------------------------- ----------------------------------------  --------- ---------- ----------- ------------
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 2              B           1.45%      13.09       59,189
EQ/UBS Growth and Income .................. MONY Variable Annuity L Share Option 1      B           1.45%      17.50        1,063
EQ/UBS Growth and Income .................. MONY Variable Annuity L Share Option 2      B           1.72%      15.30          241
EQ/UBS Growth and Income .................. MONY Variable Annuity L Share Option 3      B           2.37%      14.87        2,778
EQ/UBS Growth and Income .................. MONY Variable Annuity C Share Option 1      B           1.50%      16.54           --
EQ/UBS Growth and Income .................. MONY Variable Annuity C Share Option 2      B           1.77%      15.27           --
EQ/UBS Growth and Income .................. MONY Variable Annuity C Share Option 3      B           2.42%      14.84           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 1              A           1.20%    $ 37.08       33,839
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 2              A           1.45%      37.15       60,371
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity L Share Option 1      A           1.45%      45.12           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity L Share Option 2      A           1.72%      38.00           55
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity L Share Option 3      A           2.37%      36.93        1,142
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity C Share Option 1      A           1.50%      43.84           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity C Share Option 2      A           1.77%      37.92           15
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity C Share Option 3      A           2.42%      36.85          201
EQ/Van Kampen Mid Cap Growth .............. MONY Custom Master                          A           1.35%    $ 18.24       72,903
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity Option 1              A           1.20%      11.56      132,167
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity Option 2              A           1.45%      18.51       92,064
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity L Share Option 1      A           1.45%      18.02        1,149
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity L Share Option 2      A           1.72%      15.10        1,080
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity L Share Option 3      A           2.37%      14.67          940
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity C Share Option 1      A           1.50%      17.50           --
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity C Share Option 2      A           1.77%      15.07           --
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Annuity C Share Option 3      A           2.42%      14.64          194
EQ/Van Kampen Real Estate ................. MONY Custom Master                          A           1.35%    $ 21.94       92,810
EQ/Van Kampen Real Estate ................. MONY Variable Annuity Option 1              A           1.20%      23.08       92,469
EQ/Van Kampen Real Estate ................. MONY Variable Annuity Option 2              A           1.45%      21.40      114,083
EQ/Van Kampen Real Estate ................. MONY Variable Annuity L Share Option 1      A           1.45%      24.12          222
EQ/Van Kampen Real Estate ................. MONY Variable Annuity L Share Option 2      A           1.72%      19.25        2,986
EQ/Van Kampen Real Estate ................. MONY Variable Annuity L Share Option 3      A           2.37%      18.71        3,855
EQ/Van Kampen Real Estate ................. MONY Variable Annuity C Share Option 1      A           1.50%      23.88        3,713
EQ/Van Kampen Real Estate ................. MONY Variable Annuity C Share Option 2      A           1.77%      19.21           17
EQ/Van Kampen Real Estate ................. MONY Variable Annuity C Share Option 3      A           2.42%      18.67           --
Fidelity VIP Contrafund(R) ................ MONY Custom Master                        Service       1.35%    $ 14.46      770,439
Franklin Income Securities ................ MONY Custom Master                           2          1.35%    $ 15.22       97,628
Franklin Income Securities ................ MONY Variable Annuity Option 1               2          1.20%      15.19      276,621
Franklin Income Securities ................ MONY Variable Annuity Option 2               2          1.45%      15.18      322,576
Franklin Income Securities ................ MONY Variable Annuity L Share Option 1       2          1.45%      16.20        3,813
Franklin Income Securities ................ MONY Variable Annuity L Share Option 2       2          1.72%      15.27          530
Franklin Income Securities ................ MONY Variable Annuity L Share Option 3       2          2.37%      14.84        2,742
Franklin Income Securities ................ MONY Variable Annuity C Share Option 1       2          1.50%      16.16           --
Franklin Income Securities ................ MONY Variable Annuity C Share Option 2       2          1.77%      15.24           --
Franklin Income Securities ................ MONY Variable Annuity C Share Option 3       2          2.42%      14.81          407
Franklin Rising Dividends Securities ...... MONY Custom Master                           2          1.35%    $ 14.75       48,357
Franklin Rising Dividends Securities ...... MONY Variable Annuity Option 1               2          1.20%      14.85       72,749
Franklin Rising Dividends Securities ...... MONY Variable Annuity Option 2               2          1.45%      14.58       43,536
Franklin Rising Dividends Securities ...... MONY Variable Annuity L Share Option 1       2          1.45%      15.02          373
Franklin Rising Dividends Securities ...... MONY Variable Annuity L Share Option 2       2          1.72%      13.73        2,836
Franklin Rising Dividends Securities ...... MONY Variable Annuity L Share Option 3       2          2.37%      13.34        2,555
Franklin Rising Dividends Securities ...... MONY Variable Annuity C Share Option 1       2          1.50%      14.99           --
Franklin Rising Dividends Securities ...... MONY Variable Annuity C Share Option 2       2          1.77%      13.70           --
Franklin Rising Dividends Securities ...... MONY Variable Annuity C Share Option 3       2          2.42%      13.31           --
Franklin Zero Coupon 2010 ................. MONY Custom Master                           2          1.35%    $ 10.43       45,683
Franklin Zero Coupon 2010 ................. MONY Variable Annuity Option 1               2          1.20%      11.34        7,235

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                  Fund Name                                    Option
--------------------------------------------- ----------------------------------------
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 3
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 3
Janus Aspen Series Balanced ................. MONY Custom Master
Janus Aspen Series Forty .................... MONY Custom Master
Janus Aspen Series Forty .................... MONY Variable Annuity Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 3
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 3
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 3
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 3
Janus Aspen Series Mid Cap Growth ........... MONY Custom Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Master
MFS(R) Utilities ............................ MONY Variable Annuity Option 1
MFS(R) Utilities ............................ MONY Variable Annuity Option 2
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 1
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 2
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 3
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 1
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 2
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 3
Multimanager High Yield ..................... MONY Variable Annuity Option 1
Multimanager High Yield ..................... MONY Variable Annuity Option 2
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 1
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 2
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 3
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 1
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 2
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 3
Multimanager Small Cap Growth ............... MONY Custom Master
Multimanager Small Cap Growth ............... MONY Variable Annuity Option 1
Multimanager Small Cap Growth ............... MONY Variable Annuity Option 2
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 1
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 2
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 3
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 1
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 2
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 3


                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
Franklin Zero Coupon 2010 ...................       2             1.45%      10.54       26,321
Franklin Zero Coupon 2010 ...................       2             1.45%      11.05           --
Franklin Zero Coupon 2010 ...................       2             1.72%      11.09           --
Franklin Zero Coupon 2010 ...................       2             2.37%      10.77           --
Franklin Zero Coupon 2010 ...................       2             1.50%      11.03           --
Franklin Zero Coupon 2010 ...................       2             1.77%      11.06           --
Franklin Zero Coupon 2010 ...................       2             2.42%      10.75           --
Janus Aspen Series Balanced ................. Institutional       1.35%    $ 13.28      437,208
Janus Aspen Series Forty .................... Institutional       1.35%    $ 12.03      314,650
Janus Aspen Series Forty ....................    Service          1.20%      19.77       83,578
Janus Aspen Series Forty ....................    Service          1.45%      19.81       86,296
Janus Aspen Series Forty ....................    Service          1.45%      22.58           77
Janus Aspen Series Forty ....................    Service          1.72%      20.30          282
Janus Aspen Series Forty ....................    Service          2.37%      19.73        2,094
Janus Aspen Series Forty ....................    Service          1.50%      20.92           --
Janus Aspen Series Forty ....................    Service          1.77%      20.26           --
Janus Aspen Series Forty ....................    Service          2.42%      19.69           --
Janus Aspen Series International Growth .....    Service          1.20%    $ 29.53       93,293
Janus Aspen Series International Growth .....    Service          1.45%      29.55      105,703
Janus Aspen Series International Growth .....    Service          1.45%      38.91          702
Janus Aspen Series International Growth .....    Service          1.72%      33.81           81
Janus Aspen Series International Growth .....    Service          2.37%      32.86        1,749
Janus Aspen Series International Growth .....    Service          1.50%      35.96        4,459
Janus Aspen Series International Growth .....    Service          1.77%      33.74           31
Janus Aspen Series International Growth .....    Service          2.42%      32.78           55
Janus Aspen Series Mid Cap Growth ........... Institutional       1.35%    $  7.38      569,309
Janus Aspen Series Worldwide Growth ......... Institutional       1.35%    $  7.03      605,735
MFS(R) Utilities ............................    Initial          1.20%    $ 26.56       62,101
MFS(R) Utilities ............................    Initial          1.45%      30.02       45,247
MFS(R) Utilities ............................    Initial          1.45%      32.18          332
MFS(R) Utilities ............................    Initial          1.72%      27.39          232
MFS(R) Utilities ............................    Initial          2.37%      26.62        1,733
MFS(R) Utilities ............................    Initial          1.50%      33.33           --
MFS(R) Utilities ............................    Initial          1.77%      27.33           --
MFS(R) Utilities ............................    Initial          2.42%      26.56           --
Multimanager High Yield .....................       A             1.20%    $ 14.64      146,950
Multimanager High Yield .....................       A             1.45%      13.89       91,782
Multimanager High Yield .....................       A             1.45%      13.46        1,379
Multimanager High Yield .....................       A             1.72%      12.53        2,288
Multimanager High Yield .....................       A             2.37%      12.18        1,404
Multimanager High Yield .....................       A             1.50%      13.81        5,092
Multimanager High Yield .....................       A             1.77%      12.50           49
Multimanager High Yield .....................       A             2.42%      12.15          342
Multimanager Small Cap Growth ...............       B             1.35%    $ 10.14      363,251
Multimanager Small Cap Growth ...............       B             1.20%      12.91       59,237
Multimanager Small Cap Growth ...............       B             1.45%      13.42       71,341
Multimanager Small Cap Growth ...............       B             1.45%      16.32           --
Multimanager Small Cap Growth ...............       B             1.72%      14.75           89
Multimanager Small Cap Growth ...............       B             2.37%      14.33        3,301
Multimanager Small Cap Growth ...............       B             1.50%      15.85           --
Multimanager Small Cap Growth ...............       B             1.77%      14.72           --
Multimanager Small Cap Growth ...............       B             2.42%      14.30            5

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                Fund Name                                  Option
----------------------------------------- ----------------------------------------
Oppenheimer Global Securities ........... MONY Custom Master
Oppenheimer Global Securities ........... MONY Variable Annuity Option 1
Oppenheimer Global Securities ........... MONY Variable Annuity Option 2
Oppenheimer Global Securities ........... MONY Variable Annuity L Share Option 1
Oppenheimer Global Securities ........... MONY Variable Annuity L Share Option 2
Oppenheimer Global Securities ........... MONY Variable Annuity L Share Option 3
Oppenheimer Global Securities ........... MONY Variable Annuity C Share Option 1
Oppenheimer Global Securities ........... MONY Variable Annuity C Share Option 2
Oppenheimer Global Securities ........... MONY Variable Annuity C Share Option 3
PIMCO Global Bond (Unhedged) ............ MONY Custom Master
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity Option 1
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity Option 2
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity L Share Option 1
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity L Share Option 2
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity L Share Option 3
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 1
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 2
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 3
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 3
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 3
ProFund VP Bear ......................... MONY Custom Master
ProFund VP Bear ......................... MONY Variable Annuity Option 1
ProFund VP Bear ......................... MONY Variable Annuity Option 2
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 1
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 2
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 3
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 1
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 2
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 3
ProFund VP Rising Rates Opportunity ..... MONY Custom Master
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 1
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 2
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 1
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 2
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 3
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 1
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 2
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 3
ProFund VP UltraBull .................... MONY Custom Master
ProFund VP UltraBull .................... MONY Variable Annuity Option 1
ProFund VP UltraBull .................... MONY Variable Annuity Option 2
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 1
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 2
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 3
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 1
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 2
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 3


                                                            Mortality
                                                                &
                                                             Expense   Unit Fair      Units
                Fund Name                       Class         Ratio      Value     Outstanding
----------------------------------------- ---------------- ---------- ----------- ------------
Oppenheimer Global Securities ...........      Service         1.35%   $  22.03      139,527
Oppenheimer Global Securities ...........      Service         1.20%      20.42       50,988
Oppenheimer Global Securities ...........      Service         1.45%      19.51      116,729
Oppenheimer Global Securities ...........      Service         1.45%      22.53           --
Oppenheimer Global Securities ...........      Service         1.72%      19.60        1,437
Oppenheimer Global Securities ...........      Service         2.37%      19.05        5,261
Oppenheimer Global Securities ...........      Service         1.50%      22.47          431
Oppenheimer Global Securities ...........      Service         1.77%      19.56           19
Oppenheimer Global Securities ...........      Service         2.42%      19.01          378
PIMCO Global Bond (Unhedged) ............  Administrative      1.35%   $  14.52       44,517
PIMCO Global Bond (Unhedged) ............  Administrative      1.20%      15.19       44,015
PIMCO Global Bond (Unhedged) ............  Administrative      1.45%      14.17       76,652
PIMCO Global Bond (Unhedged) ............  Administrative      1.45%      12.42          747
PIMCO Global Bond (Unhedged) ............  Administrative      1.72%      11.97           89
PIMCO Global Bond (Unhedged) ............  Administrative      2.37%      11.64        3,569
PIMCO Global Bond (Unhedged) ............  Administrative      1.50%      13.02          231
PIMCO Global Bond (Unhedged) ............  Administrative      1.77%      11.95           27
PIMCO Global Bond (Unhedged) ............  Administrative      2.42%      11.61          261
PIMCO StocksPLUS Growth and Income ......  Administrative      1.20%   $  14.32      117,904
PIMCO StocksPLUS Growth and Income ......  Administrative      1.45%      14.86      155,466
PIMCO StocksPLUS Growth and Income ......  Administrative      1.45%      17.46        1,402
PIMCO StocksPLUS Growth and Income ......  Administrative      1.72%      14.96        1,273
PIMCO StocksPLUS Growth and Income ......  Administrative      2.37%      14.54        2,881
PIMCO StocksPLUS Growth and Income ......  Administrative      1.50%      16.74       10,673
PIMCO StocksPLUS Growth and Income ......  Administrative      1.77%      14.93           70
PIMCO StocksPLUS Growth and Income ......  Administrative      2.42%      14.51          715
ProFund VP Bear .........................     Insurance        1.35%   $   6.75        3,779
ProFund VP Bear .........................     Insurance        1.20%       7.97       11,506
ProFund VP Bear .........................     Insurance        1.45%       6.32        2,283
ProFund VP Bear .........................     Insurance        1.45%       6.18           --
ProFund VP Bear .........................     Insurance        1.72%       6.62           --
ProFund VP Bear .........................     Insurance        2.37%       6.43           --
ProFund VP Bear .........................     Insurance        1.50%       6.17           --
ProFund VP Bear .........................     Insurance        1.77%       6.60           --
ProFund VP Bear .........................     Insurance        2.42%       6.42           --
ProFund VP Rising Rates Opportunity .....     Insurance        1.35%   $   8.62       27,335
ProFund VP Rising Rates Opportunity .....     Insurance        1.20%       7.39       14,578
ProFund VP Rising Rates Opportunity .....     Insurance        1.45%       8.21       30,309
ProFund VP Rising Rates Opportunity .....     Insurance        1.45%       7.91        1,074
ProFund VP Rising Rates Opportunity .....     Insurance        1.72%       7.41           --
ProFund VP Rising Rates Opportunity .....     Insurance        2.37%       7.21          883
ProFund VP Rising Rates Opportunity .....     Insurance        1.50%       7.89           --
ProFund VP Rising Rates Opportunity .....     Insurance        1.77%       7.40           --
ProFund VP Rising Rates Opportunity .....     Insurance        2.42%       7.19           --
ProFund VP UltraBull ....................     Insurance        1.35%   $  17.26       34,710
ProFund VP UltraBull ....................     Insurance        1.20%      17.36        9,924
ProFund VP UltraBull ....................     Insurance        1.45%      18.93       50,030
ProFund VP UltraBull ....................     Insurance        1.45%      20.24          162
ProFund VP UltraBull ....................     Insurance        1.72%      17.78          598
ProFund VP UltraBull ....................     Insurance        2.37%      17.28       18,542
ProFund VP UltraBull ....................     Insurance        1.50%      20.19           --
ProFund VP UltraBull ....................     Insurance        1.77%      17.74           --
ProFund VP UltraBull ....................     Insurance        2.42%      17.24           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                                                                      Mortality
                                                                                          &
                                                                                       Expense   Unit Fair      Units
            Fund Name                                Option                   Class     Ratio      Value     Outstanding
---------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
UIF Global Value Equity .........   MONY Variable Annuity Option 1              I        1.20%   $  14.92      30,545
UIF Global Value Equity .........   MONY Variable Annuity Option 2              I        1.45%      16.07      33,979
UIF Global Value Equity .........   MONY Variable Annuity L Share Option 1      I        1.45%      19.57          --
UIF Global Value Equity .........   MONY Variable Annuity L Share Option 2      I        1.72%      17.17          --
UIF Global Value Equity .........   MONY Variable Annuity L Share Option 3      I        2.37%      16.69          --
UIF Global Value Equity .........   MONY Variable Annuity C Share Option 1      I        1.50%      18.40          --
UIF Global Value Equity .........   MONY Variable Annuity C Share Option 2      I        1.77%      17.14          --
UIF Global Value Equity .........   MONY Variable Annuity C Share Option 3      I        2.42%      16.65         230

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             AIM V.I.        AIM V.I. Global    AIM V.I.
                                                        Financial Services     Health Care     Technology
                                                       -------------------- ----------------- ------------
Income:
 Dividend income .....................................      $   10,577          $      --       $     --
Expenses:
Mortality and expense risk charges ...................          (9,439)           (14,956)        (7,138)
                                                            ----------          ---------       --------
Net investment income (loss) .........................           1,138            (14,956)        (7,138)
                                                            ----------          ---------       --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....          38,025             88,933         20,716
 Realized gain distributions .........................          39,930                 --             --
                                                            ----------          ---------       --------
Realized gain/(loss) .................................          77,955             88,933         20,716
                                                            ----------          ---------       --------
Change in unrealized appreciation (depreciation)              (233,008)            38,593         19,443
                                                            ----------          ---------       --------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ (153,915)         $ 112,570       $ 33,021
                                                            ==========          =========       ========


                                                          All Asset    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                         Allocation     Allocation(a)     Allocation(a)        Allocation(a)
                                                       -------------- ---------------- ------------------ -----------------------
Income:
 Dividend income .....................................   $1,564,966       $  3,277          $ 11,033             $   2,748
Expenses:
Mortality and expense risk charges ...................     (609,373)          (383)           (1,800)                  (66)
                                                         ----------       --------          --------             ---------
Net investment income (loss) .........................      955,593          2,894             9,233                 2,682
                                                         ----------       --------          --------             ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....     (777,833)          (624)               16                  (489)
 Realized gain distributions .........................           --          2,486             4,599                   821
                                                         ----------       --------          --------             ---------
Realized gain/(loss) .................................     (777,833)         1,862             4,615                   332
                                                         ----------       --------          --------             ---------
Change in unrealized appreciation (depreciation)          1,420,845         (6,660)           (6,392)               (2,611)
                                                         ----------       --------          --------             ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,598,605       $ (1,904)         $  7,456             $     403
                                                         ==========       ========          ========             =========

----------

(a)   Commenced operations on June 15, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      AXA Moderate   AXA Moderate-Plus     Dreyfus Stock
                                                     Allocation(a)     Allocation(a)     Index Fund, Inc.
                                                    --------------- ------------------- ------------------
Income:
 Dividend income ..................................    $  5,760          $  13,467         $   148,455
Expenses:
Mortality and expense risk charges ................        (339)            (2,621)           (121,966)
                                                       --------          ---------         -----------
Net investment income (loss) ......................       5,421             10,846              26,489
                                                       --------          ---------         -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares ..          (8)            (1,892)            188,544
 Realized gain distributions ......................       1,061             11,300                  --
                                                       ----------        ---------         -----------
Realized gain/(loss) ..............................       1,053              9,408             188,544
                                                       ----------        ---------         -----------
Change in unrealized appreciation (depreciation)         (6,709)           (24,590)            161,621
                                                       ----------        ---------         -----------
Net increase/(decrease) in net assets
 resulting from operations ........................    $   (235)         $  (4,336)        $   376,654
                                                       ==========        =========         ===========


                                                     EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/BlackRock Basic
                                                      Small Cap Growth(b)         Value(c)            Value Equity
                                                    ---------------------- ---------------------- --------------------
Income:
 Dividend income ..................................       $       --            $    32,800           $    26,189
Expenses:
Mortality and expense risk charges ................           (2,831)                (3,154)              (11,343)
                                                          ----------            -----------           -----------
Net investment income (loss) ......................           (2,831)                29,646                14,846
                                                          ----------            -----------           -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares ..           21,144                  3,673                52,634
 Realized gain distributions ......................           63,606                118,427               177,761
                                                          ----------            -----------           -----------
Realized gain/(loss) ..............................           84,750                122,100               230,395
                                                          ----------            -----------           -----------
Change in unrealized appreciation (depreciation)             (52,400)              (158,204)             (239,610)
                                                          ----------            -----------           -----------
Net increase/(decrease) in net assets
 resulting from operations ........................       $   29,519            $    (6,458)          $     5,631
                                                          ==========            ===========           ===========



                                                     EQ/Bond Index
                                                    --------------
Income:
 Dividend income ..................................  $   236,010
Expenses:
Mortality and expense risk charges ................      (64,071)
                                                     -----------
Net investment income (loss) ......................      171,939
                                                     -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares ..     (123,148)
 Realized gain distributions ......................           --
                                                     -----------
Realized gain/(loss) ..............................     (123,148)
                                                     -----------
Change in unrealized appreciation (depreciation)         193,033
                                                     -----------
Net increase/(decrease) in net assets
 resulting from operations ........................  $   241,824
                                                     ===========

----------

(a)   Commenced operations on June 15, 2007.

(b)   Commenced operations on August 17, 2007.

(c)   Commenced operations on November 16, 2007.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Boston Advisors  EQ/Calvert Socially   EQ/Capital Guardian
                                                          Equity Income         Responsible             Research
                                                       ------------------- --------------------- ---------------------
Income:
 Dividend income .....................................     $    98,458           $   4,944            $   45,305
Expenses:
Mortality and expense risk charges ...................         (85,488)            (18,857)               (6,656)
                                                           -----------           ---------            ----------
Net investment income (loss) .........................          12,970             (13,913)               38,649
                                                           -----------           ---------            ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....         654,582             (98,474)               17,446
 Realized gain distributions .........................         369,436              57,300                38,859
                                                           -----------           ---------            ----------
Realized gain/(loss) .................................       1,024,018             (41,174)               56,305
                                                           -----------           ---------            ----------
Change in unrealized appreciation (depreciation)              (863,456)            199,900              (148,139)
                                                           -----------           ---------            ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   173,532           $ 144,813            $  (53,185)
                                                           ===========           =========            ==========


                                                        EQ/Caywood-Scholl                   EQ/ GAMCO Mergers and
                                                         High Yield Bond    EQ/FI Mid Cap        Acquisitions
                                                       ------------------- --------------- -----------------------
Income:
 Dividend income .....................................     $   339,081       $        --         $    8,261
Expenses:
Mortality and expense risk charges ...................         (74,782)          (49,564)           (19,398)
                                                           -----------       -----------         ----------
Net investment income (loss) .........................         264,299           (49,564)           (11,137)
                                                           -----------       -----------         ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....         207,533           218,217             85,069
 Realized gain distributions .........................              --           513,122             50,881
                                                           -----------       -----------         ----------
Realized gain/(loss) .................................         207,533           731,339            135,950
                                                           -----------       -----------         ----------
Change in unrealized appreciation (depreciation)              (389,003)         (446,076)           (92,562)
                                                           -----------       -----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $    82,829       $   235,699         $   32,251
                                                           ===========       ===========         ==========


                                                        EQ/GAMCO Small
                                                         Company Value
                                                       ----------------
Income:
 Dividend income .....................................    $  152,315
Expenses:
Mortality and expense risk charges ...................      (510,599)
                                                          ----------
Net investment income (loss) .........................      (358,284)
                                                          ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....     2,671,564
 Realized gain distributions .........................     1,267,006
                                                          ----------
Realized gain/(loss) .................................     3,938,570
                                                          ----------
Change in unrealized appreciation (depreciation)            (446,155)
                                                          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $3,134,131
                                                          ==========


----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Government  EQ/International   EQ/JPMorgan
                                                         Securities         Growth         Core Bond
                                                       -------------- ------------------ -------------
Income:
 Dividend income .....................................  $   431,314       $  36,157       $   424,097
Expenses:
Mortality and expense risk charges ...................     (136,155)        (90,377)         (113,076)
                                                        -----------       ---------       -----------
Net investment income (loss) .........................      295,159         (54,220)          311,021
                                                        -----------       ---------       -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....     (187,828)         (2,884)          (96,031)
 Realized gain distributions .........................           --         244,569                --
                                                        -----------       ---------       -----------
Realized gain/(loss) .................................     (187,828)        241,685           (96,031)
                                                        -----------       ---------       -----------
Change in unrealized appreciation (depreciation)            400,658         757,201           (61,356)
                                                        -----------       ---------       -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   507,989       $ 944,666       $   153,634
                                                        ===========       =========       ===========



                                                        EQ/Long Term     EQ/Lord Abbett    EQ/Lord Abbett
                                                            Bond       Growth and Income    Mid Cap Value   EQ/Marsico Focus
                                                       -------------- ------------------- ---------------- -----------------
Income:
 Dividend income .....................................  $   325,843       $    79,401       $    36,976        $   7,244
Expenses:
Mortality and expense risk charges ...................     (113,645)          (87,164)          (75,184)         (61,949)
                                                        -----------       -----------       -----------        ---------
Net investment income (loss) .........................      212,198            (7,763)          (38,208)         (54,705)
                                                        -----------       -----------       -----------        ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....       41,303           443,016           621,491          310,708
 Realized gain distributions .........................           --           223,387           324,134          343,918
                                                        -----------       -----------       -----------        ---------
Realized gain/(loss) .................................       41,303           666,403           945,625          654,626
                                                        -----------       -----------       -----------        ---------
Change in unrealized appreciation (depreciation)            224,075          (487,915)         (882,199)         (73,385)
                                                        -----------       -----------       -----------        ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   477,576       $   170,725       $    25,218        $ 526,536
                                                        ===========       ===========       ===========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                            EQ/Montag &       EQ/PIMCO
                                                        EQ/Money Market   Caldwell Growth   Real Return
                                                       ----------------- ----------------- -------------
Income:
 Dividend income .....................................    $   716,638       $   32,791       $  48,872
Expenses:
Mortality and expense risk charges ...................       (196,983)        (242,412)        (27,011)
                                                          -----------       ----------       ---------
Net investment income (loss) .........................        519,655         (209,621)         21,861
                                                          -----------       ----------       ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....            447          921,430         (11,387)
 Realized gain distributions .........................             --               --          17,480
                                                          -----------       ----------       ---------
Realized gain/(loss) .................................            447          921,430           6,093
                                                          -----------       ----------       ---------
Change in unrealized appreciation (depreciation)                  302        2,404,338         159,896
                                                          -----------       ----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   520,404       $3,116,147       $ 187,850
                                                          ===========       ==========       =========


                                                        EQ/Short Duration   EQ/Small Company   EQ/T. Rowe Price   EQ/UBS Growth
                                                               Bond             Index(b)         Growth Stock       and Income
                                                       ------------------- ------------------ ------------------ ---------------
Income:
 Dividend income .....................................     $   50,873          $   22,371       $      11,614      $    84,159
Expenses:
Mortality and expense risk charges ...................        (16,872)             (3,112)           (228,469)        (154,216)
                                                           ----------          ----------       -------------      -----------
Net investment income (loss) .........................         34,001              19,259            (216,855)         (70,057)
                                                           ----------          ----------       -------------      -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....          2,465               5,214          (1,888,647)         507,541
 Realized gain distributions .........................             --              93,161             860,313               --
                                                           ----------          ----------       -------------      -----------
Realized gain/(loss) .................................          2,465              98,375          (1,028,334)         507,541
                                                           ----------          ----------       -------------      -----------
Change in unrealized appreciation (depreciation)               10,565            (127,818)          2,273,125         (383,110)
                                                           ----------          ----------       -------------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   47,031          $  (10,184)      $   1,027,936      $    54,374
                                                           ==========          ==========       =============      ===========

----------
(b)   Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Van Kampen Emerging    EQ/Van Kampen      EQ/Van Kampen
                                                            Markets Equity      Mid Cap Growth(b)   Real Estate(b)
                                                       ----------------------- ------------------- ----------------
Income:
 Dividend income .....................................        $      --            $    21,527        $   68,428
Expenses:
Mortality and expense risk charges ...................          (40,062)               (10,196)          (40,564)
                                                              ---------            -----------        ----------
Net investment income (loss) .........................          (40,062)                11,331            27,864
                                                              ---------            -----------        ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....          323,854                 29,683           231,200
 Realized gain distributions .........................          603,142                171,930            44,066
                                                              ---------            -----------        ----------
Realized gain/(loss) .................................          926,996                201,613           275,266
                                                              ---------            -----------        ----------
Change in unrealized appreciation (depreciation)                 92,754               (101,245)         (986,171)
                                                              ---------            -----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................        $ 979,688            $   111,699        $ (683,041)
                                                              =========            ===========        ==========



                                                         Fidelity VIP   Franklin Income      Franklin Rising     Franklin Zero
                                                        Contrafund(R)      Securities     Dividends Securities    Coupon 2010
                                                       --------------- ----------------- ---------------------- ---------------
Income:
 Dividend income .....................................  $      89,561     $   189,226          $   62,491         $   34,478
Expenses:
Mortality and expense risk charges ...................       (130,395)        (85,034)            (35,448)           (10,659)
                                                        -------------     -----------          ----------         ----------
Net investment income (loss) .........................        (40,834)        104,192              27,043             23,819
                                                        -------------     -----------          ----------         ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        905,343         221,098             159,185               (664)
 Realized gain distributions .........................      2,671,164          35,093              38,328                 --
                                                        -------------     -----------          ----------         ----------
Realized gain/(loss) .................................      3,576,507         256,191             197,513               (664)
                                                        -------------     -----------          ----------         ----------
Change in unrealized appreciation (depreciation)           (1,983,531)       (197,074)           (312,934)            30,589
                                                        -------------     -----------          ----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   1,552,142     $   163,309          $  (88,378)        $   53,744
                                                        =============     ===========          ==========         ==========

----------
(b)   Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          Janus Aspen      Janus Aspen    Janus Aspen Series
                                                        Series Balanced   Series Forty   International Growth
                                                       ----------------- -------------- ----------------------
Income:
 Dividend income .....................................     $ 162,826       $   17,121         $   24,799
Expenses:
Mortality and expense risk charges ...................       (90,047)         (85,655)           (76,337)
                                                           ---------       ----------         ----------
Net investment income (loss) .........................        72,779          (68,534)           (51,538)
                                                           ---------       ----------         ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....       352,031          309,947            672,969
 Realized gain distributions .........................            --               --                 --
                                                           ---------       ----------         ----------
Realized gain/(loss) .................................       352,031          309,947            672,969
                                                           ---------       ----------         ----------
Change in unrealized appreciation (depreciation)             153,307        1,697,522            684,491
                                                           ---------       ----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 578,117       $1,938,935         $1,305,922
                                                           =========       ==========         ==========


                                                        Janus Aspen Series   Janus Aspen Series                      Multimanager
                                                          Mid Cap Growth      Worldwide Growth    MFS(R) Utilities    High Yield
                                                       -------------------- -------------------- ------------------ --------------
Income:
 Dividend income .....................................     $     9,107          $    34,959          $  25,109       $   279,726
Expenses:
Mortality and expense risk charges ...................         (60,823)             (64,776)           (36,821)          (48,880)
                                                           -----------          -----------          ---------       -----------
Net investment income (loss) .........................         (51,716)             (29,817)           (11,712)          230,846
                                                           -----------          -----------          ---------       -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        (382,379)            (261,100)           261,580            (1,684)
 Realized gain distributions .........................          23,952                   --            182,003                --
                                                           -----------          -----------          ---------       -----------
Realized gain/(loss) .................................        (358,427)            (261,100)           443,583            (1,684)
                                                           -----------          -----------          ---------       -----------
Change in unrealized appreciation (depreciation)             1,241,785              690,007            180,085          (155,003)
                                                           -----------          -----------          ---------       -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   831,642          $   399,090          $ 611,956       $    74,159
                                                           ===========          ===========          =========       ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          Multimanager     Oppenheimer Global   PIMCO Global Bond
                                                        Small Cap Growth       Securities           (Unhedged)
                                                       ------------------ -------------------- -------------------
Income:
 Dividend income .....................................    $        --         $    76,186           $  72,951
Expenses:
Mortality and expense risk charges ...................        (86,258)            (92,663)            (33,583)
                                                          -----------         -----------           ---------
Net investment income (loss) .........................        (86,258)            (16,477)             39,368
                                                          -----------         -----------           ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        345,144             516,359             (33,611)
 Realized gain distributions .........................        510,609             318,610              12,252
                                                          -----------         -----------           ---------
Realized gain/(loss) .................................        855,753             834,969             (21,359)
                                                          -----------         -----------           ---------
Change in unrealized appreciation (depreciation)             (571,997)           (509,952)            172,398
                                                          -----------         -----------           ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   197,498         $   308,540           $ 190,407
                                                          ===========         ===========           =========


                                                         PIMCO StocksPLUS                     ProFund VP Rising    ProFund VP
                                                        Growth and Income   ProFund VP Bear   Rates Opportunity    UltraBull
                                                       ------------------- ----------------- ------------------- -------------
Income:
 Dividend income .....................................     $   345,747         $   5,079          $  37,960       $   282,608
Expenses:
Mortality and expense risk charges ...................         (63,659)           (1,642)           (10,192)          (36,998)
                                                           -----------         ---------          ---------       -----------
Net investment income (loss) .........................         282,088             3,437             27,768           245,610
                                                           -----------         ---------          ---------       -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....         252,392              (265)           (20,147)           45,757
 Realized gain distributions .........................              --                --                 --                --
                                                           -----------         ---------          ---------       -----------
Realized gain/(loss) .................................         252,392              (265)           (20,147)           45,757
                                                           -----------         ---------          ---------       -----------
Change in unrealized appreciation (depreciation)              (280,134)           (4,061)           (50,279)         (296,855)
                                                           -----------         ---------          ---------       -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   254,346         $    (889)         $ (42,658)      $    (5,488)
                                                           ===========         =========          =========       ===========


                                                         UIF Global
                                                        Value Equity
                                                       -------------
Income:
 Dividend income .....................................  $   16,628
Expenses:
Mortality and expense risk charges ...................     (12,749)
                                                        ----------
Net investment income (loss) .........................       3,879
                                                        ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      33,912
 Realized gain distributions .........................      70,179
                                                        ----------
Realized gain/(loss) .................................     104,091
                                                        ----------
Change in unrealized appreciation (depreciation)           (62,057)
                                                        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   45,913
                                                        ==========


-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDING DECEMBER 31,


                                                        AIM V.I. Financial
                                                             Services            AIM V.I. Global Health Care
                                                    -------------------------- --------------------------------
                                                         2007         2006          2007             2006
                                                    ------------- ------------ -------------- -----------------
From operations:
 Net investment income (loss) .....................  $     1,138   $   1,681     $  (14,956)    $    (15,686)
 Net realized gain (loss) on investments ..........       77,955      16,069         88,933           59,296
 Net change in unrealized appreciation
  (depreciation) ..................................     (233,008)     76,150         38,593            1,228
                                                     -----------   ---------     ----------     ------------
 Net increase/(decrease) in net assets from
  operations ......................................     (153,915)     93,900        112,570           44,838
                                                     -----------   ---------     ----------     ------------
Contract transactions:
 Payments received from contractowners ............       16,000      34,675         55,648           83,583
 Transfers between subaccounts, net ...............      (21,516)     24,477       (103,265)        (136,008)
 Transfers for contract benefits and
  terminations ....................................      (86,219)    (36,736)      (126,471)         (36,986)
 Annual contract charges ..........................         (122)         --           (278)              (5)
                                                     -----------   ---------     ----------     ------------
Net increase/(decrease) fom contract
 transactions .....................................      (91,857)     22,416       (174,366)         (89,416)
                                                     -----------   ---------     ----------     ------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --          --             --               --
Net increase/(decrease) in net assets .............     (245,772)    116,316        (61,796)         (44,578)
Net assets beginning of period ....................      736,659     620,343      1,137,007       (1,181,585)
                                                     -----------   ---------     ----------     ------------
Net assets end of period ..........................  $   490,887   $ 736,659     $1,075,211     $  1,137,007
                                                     ===========   =========     ==========     ============
 Units issued during the period ...................        4,352       6,094          8,173            8,446
 Units redeemed during the period .................      (11,357)     (4,272)       (21,823)         (16,070)
                                                     -----------   ---------     ----------     ------------
 Net units issued/(redeemed) during the period            (7,005)      1,822        (13,650)          (7,624)
                                                     ===========   =========     ==========     ============


                                                        AIM V.I. Technology           All Asset Allocation
                                                    --------------------------- ---------------------------------
                                                        2007          2006            2007             2006
                                                    ------------ -------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $  (7,138)    $ (6,020)     $      955,593   $      727,455
 Net realized gain (loss) on investments ..........     20,716       16,328            (777,833)      (3,029,557)
 Net change in unrealized appreciation
  (depreciation) ..................................     19,443       26,367           1,420,845        6,791,927
                                                     ---------     ---------     --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................     33,021       36,675           1,598,605        4,489,825
                                                     ---------     ---------     --------------   --------------
Contract transactions:
 Payments received from contractowners ............     18,480       39,743             578,082          707,067
 Transfers between subaccounts, net ...............     40,667       (6,838)         (1,133,443)      (1,162,720)
 Transfers for contract benefits and
  terminations ....................................    (61,215)     (36,399)        (10,209,152)     (10,451,427)
 Annual contract charges ..........................       (139)          (4)            (31,404)            (530)
                                                     ---------     -----------   --------------   --------------
Net increase/(decrease) fom contract
 transactions .....................................     (2,207)      (3,498)        (10,795,917)     (10,907,610)
                                                     ---------     ----------    --------------   --------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................          5           --                 155               --
Net increase/(decrease) in net assets .............     30,819       33,177          (9,197,157)      (6,417,785)
Net assets beginning of period ....................    436,802      403,625          50,998,181       57,415,966
                                                     ---------     ----------    --------------   --------------
Net assets end of period ..........................  $ 467,621     $436,802      $   41,801,024   $   50,998,181
                                                     =========     ==========    ==============   ==============
 Units issued during the period ...................      5,143        4,337              60,038           56,647
 Units redeemed during the period .................     (4,707)      (4,115)           (402,652)        (410,877)
                                                     ---------     ----------    --------------   --------------
 Net units issued/(redeemed) during the period             436          222            (342,614)        (354,230)
                                                     =========     ==========    ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus   AXA Moderate
                                                      Allocation       Allocation            Allocation         Allocation
                                                   --------------- ------------------ ----------------------- --------------
                                                       2007 (z)         2007 (z)              2007 (z)           2007 (z)
                                                   --------------- ------------------ ----------------------- --------------
From operations:
 Net investment income (loss) ....................    $  2,894         $  9,233              $ 2,682             $  5,421
 Net realized gain (loss) on investments .........       1,862            4,615                  332                1,053
 Net change in unrealized appreciation
  (depreciation) .................................      (6,660)          (6,392)              (2,611)              (6,709)
                                                      --------         --------              -------             --------
 Net increase/(decrease) in net assets from
  operations .....................................      (1,904)           7,456                  403                 (235)
                                                      --------         --------              -------             --------
Contract transactions:
 Payments received from contractowners ...........      53,881           14,167                   (2)              33,907
 Transfers between subaccounts, net ..............     154,969          290,721               73,643              163,664
 Transfers for contract benefits and
  terminations ...................................          --               --                   --                   --
 Annual contract charges .........................         (31)             (30)                 (30)                 (47)
                                                      --------         --------              -------             --------
Net increase/(decrease) fom contract
 transactions ....................................     208,819          304,858               73,611              197,524
                                                      --------         --------              -------             --------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ...................          --               --                    1                   --
Net increase/(decrease) in net assets ............     206,915          312,314               74,015              197,289
Net assets beginning of period ...................          --               --                   --                   --
                                                      --------         --------              -------             --------
Net assets end of period .........................    $206,915         $312,314              $74,015             $197,289
                                                      ========         ========              =======             ========
 Units issued during the period ..................      23,698           30,203                8,343               19,328
 Units redeemed during the period ................      (3,023)              (3)              (1,095)                  (4)
                                                      --------         --------              -------             --------
 Net units issued/(redeemed) during the period          20,675           30,200                7,248               19,324
                                                      ========         =========             =======             ========


                                                    AXA Moderate-Plus           Dreyfus Stock           EQ/AllianceBernstein
                                                        Allocation            Index Fund, Inc.            Small Cap Growth
                                                   ------------------- ------------------------------- ----------------------
                                                         2007 (z)            2007            2006           2007(i) (aa)
                                                   ------------------- --------------- --------------- ----------------------
From operations:
 Net investment income (loss) ....................      $  10,846       $      26,489   $      29,613        $  (2,831)
 Net realized gain (loss) on investments .........          9,408             188,544        (127,939)          84,750
 Net change in unrealized appreciation
  (depreciation) .................................        (24,590)            161,621       1,419,489          (52,400)
                                                        ---------       -------------   -------------        ---------
 Net increase/(decrease) in net assets from
  operations .....................................         (4,336)            376,654       1,321,163           29,519
                                                        ---------       -------------   -------------        ---------
Contract transactions:
 Payments received from contractowners ...........        109,765             147,220         151,711            3,491
 Transfers between subaccounts, net ..............        442,656            (472,417)       (447,893)         540,946
 Transfers for contract benefits and
  terminations ...................................        (30,655)         (2,418,944)     (1,701,126)         (55,628)
 Annual contract charges .........................            (47)                 --              --              (43)
                                                        ---------       -------------   -------------        ---------
Net increase/(decrease) fom contract
 transactions ....................................        521,719          (2,744,141)     (1,997,308)         488,766
                                                        ---------       -------------   -------------        ---------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ...................             --                  48              --               --
Net increase/(decrease) in net assets ............        517,383          (2,367,439)       (676,145)         518,285
Net assets beginning of period ...................             --           9,999,199      10,675,344               --
                                                        ---------       -------------   -------------        ---------
Net assets end of period .........................      $ 517,383       $   7,631,760   $   9,999,199        $ 518,285
                                                        =========       =============   =============        =========
 Units issued during the period ..................         55,225              32,600          32,481           42,607
 Units redeemed during the period ................         (4,139)           (315,529)       (263,771)          (5,417)
                                                        ---------       -------------   -------------        ---------
 Net units issued/(redeemed) during the period             51,086            (282,929)       (231,290)          37,190
                                                        =========       =============   =============        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                  EQ/BlackRock Basic Value
                                                     EQ/AllianceBernstein Value            Equity
                                                    ---------------------------- ---------------------------
                                                          2007 (x) (y) (ab)         2007 (n)        2006
                                                    ---------------------------- -------------- ------------
From operations:
 Net investment income (loss) .....................          $   29,646            $   14,846    $    (498)
 Net realized gain (loss) on investments ..........             122,100               230,395       39,562
 Net change in unrealized appreciation
  (depreciation) ..................................            (158,204)             (239,610)      55,272
                                                             ----------            ----------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................              (6,458)                5,631       94,336
                                                             ----------            ----------    ---------
Contract transactions:
 Payments received from contractowners ............               8,481                55,137       26,748
 Transfers between subaccounts, net ...............           1,949,956             1,782,068       93,002
 Transfers for contract benefits and
  terminations ....................................              (7,719)             (162,415)     (46,368)
 Annual contract charges ..........................                 (20)                 (138)          --
                                                             ----------            ----------    ---------
Net increase/(decrease) fom contract
 transactions .....................................           1,950,698             1,674,652       73,382
                                                             ----------            ----------    ---------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................                   1                     2           --
Net increase/(decrease) in net assets .............           1,944,241             1,680,285      167,718
Net assets beginning of period ....................                  --               617,042      449,324
                                                             ----------            ----------    ---------
Net assets end of period ..........................          $1,944,241            $2,297,327    $ 617,042
                                                             ==========            ==========    =========
 Units issued during the period ...................              81,186               166,223       12,022
 Units redeemed during the period .................                (996)              (27,861)      (5,362)
                                                             ----------            ----------    ---------
 Net units issued/(redeemed) during the period                   80,190               138,362        6,660
                                                             ==========            ==========    =========


                                                             EQ/Bond Index          EQ/Boston Advisors Equity Income
                                                    ------------------------------- ---------------------------------
                                                          2007            2006            2007             2006
                                                    --------------- --------------- --------------- -----------------
From operations:
 Net investment income (loss) .....................  $     171,939   $     180,882   $      12,970    $     19,526
 Net realized gain (loss) on investments ..........       (123,148)        (86,779)      1,024,018         618,155
 Net change in unrealized appreciation
  (depreciation) ..................................        193,033          43,373        (863,456)        229,383
                                                     -------------   -------------   -------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................        241,824         137,476         173,532         867,064
                                                     -------------   -------------   -------------    ------------
Contract transactions:
 Payments received from contractowners ............         37,237          26,045         108,689         191,981
 Transfers between subaccounts, net ...............       (229,484)        (78,687)       (163,387)        193,935
 Transfers for contract benefits and
  terminations ....................................       (968,868)       (968,307)     (1,385,636)     (1,176,322)
 Annual contract charges ..........................         (1,132)            (37)           (390)             (4)
                                                     -------------   -------------   -------------    ------------
Net increase/(decrease) fom contract
 transactions .....................................     (1,162,247)     (1,020,986)     (1,440,724)       (790,410)
                                                     -------------   -------------   -------------    ------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --              --              56              --
Net increase/(decrease) in net assets .............       (920,423)       (883,510)     (1,267,136)         76,654
Net assets beginning of period ....................      5,472,008       6,355,518       6,531,786       6,455,132
                                                     -------------   -------------   -------------    ------------
Net assets end of period ..........................  $   4,551,585   $   5,472,008   $   5,264,650    $  6,531,786
                                                     =============   =============   =============    ============
 Units issued during the period ...................         10,683          17,197          42,259          42,545
 Units redeemed during the period .................        (83,139)        (75,855)       (141,056)       (102,493)
                                                     -------------   -------------   -------------    ------------
 Net units issued/(redeemed) during the period             (72,456)        (58,658)        (98,797)        (59,948)
                                                     =============   =============   =============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                         EQ/Calvert Socially
                                                             Responsible           EQ/Capital Guardian Research
                                                    ----------------------------- -------------------------------
                                                         2007         2006 (g)     2007 (t) (u) (v)      2006
                                                    -------------- -------------- ------------------ ------------
From operations:
 Net investment income (loss) .....................   $  (13,913)    $   (6,636)      $   38,649      $     (724)
 Net realized gain (loss) on investments ..........      (41,174)       (13,601)          56,305           5,823
 Net change in unrealized appreciation
  (depreciation) ..................................      199,900         62,707         (148,139)          2,536
                                                      ----------     ----------       ----------      ----------
 Net increase/(decrease) in net assets from
  operations ......................................      144,813         42,470          (53,185)          7,635
                                                      ----------     ----------       ----------      ----------
Contract transactions:
 Payments received from contractowners ............       32,708          6,615            3,143              --
 Transfers between subaccounts, net ...............      (23,618)     1,229,677        3,658,855               1
 Transfers for contract benefits and
  terminations ....................................     (383,819)       (81,875)         (61,520)        (58,974)
 Annual contract charges ..........................          (31)            --             (100)             --
                                                      ----------     ----------       ----------      ----------
Net increase/(decrease) fom contract
 transactions .....................................     (374,760)     1,154,417        3,600,378         (58,973)
                                                      ----------     ----------       ----------      ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           40             --               12              --
Net increase/(decrease) in net assets .............     (229,907)     1,196,887        3,547,205         (51,338)
Net assets beginning of period ....................    1,499,247        302,360           30,571          81,909
                                                      ----------     ----------       ----------      ----------
Net assets end of period ..........................   $1,269,340     $1,499,247       $3,577,776      $   30,571
                                                      ==========     ==========       ==========      ==========
 Units issued during the period ...................       15,007        190,513          308,489           2,022
 Units redeemed during the period .................      (69,912)       (19,231)          (9,995)         (5,300)
                                                      ----------     ----------       ----------      ----------
 Net units issued/(redeemed) during the period           (54,905)       171,282          298,494          (3,278)
                                                      ==========     ==========       ==========      ==========


                                                     EQ/Caywood-Scholl High Yield
                                                                 Bond                      EQ/FI Mid Cap
                                                    ------------------------------- ----------------------------
                                                          2007            2006         2007 (o)     2006 (c) (f)
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $     264,299   $     263,457    $  (49,564)   $    1,895
 Net realized gain (loss) on investments ..........        207,533         (13,389)      731,339       196,169
 Net change in unrealized appreciation
  (depreciation) ..................................       (389,003)        169,092      (446,076)      (22,064)
                                                     -------------   -------------    ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................         82,829         419,160       235,699       176,000
                                                     -------------   -------------    ----------    ----------
Contract transactions:
 Payments received from contractowners ............         94,985          79,791        43,717         3,615
 Transfers between subaccounts, net ...............       (166,888)        (55,801)      490,132     3,451,038
 Transfers for contract benefits and
  terminations ....................................     (1,486,970)     (1,499,719)     (418,540)      (56,734)
 Annual contract charges ..........................         (1,306)            (30)         (666)          (20)
                                                     -------------   -------------    ----------    ----------
Net increase/(decrease) fom contract
 transactions .....................................     (1,560,179)     (1,475,759)      114,643     3,397,899
                                                     -------------   -------------    ----------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --              --            --            --
Net increase/(decrease) in net assets .............     (1,477,350)     (1,056,599)      350,342     3,573,899
Net assets beginning of period ....................      6,372,414       7,429,013     3,573,899            --
                                                     -------------   -------------    ----------    ----------
Net assets end of period ..........................  $   4,895,064   $   6,372,414    $3,924,241    $3,573,899
                                                     =============   =============    ==========    ==========
 Units issued during the period ...................         24,711          20,944        44,737           237
 Units redeemed during the period .................       (119,324)       (104,664)      (37,885)       (6,492)
                                                     -------------   -------------    ----------    ----------
 Net units issued/(redeemed) during the period             (94,613)        (83,720)        6,852        (6,255)
                                                     =============   =============    ==========    ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                        EQ/GAMCO Mergers and
                                                            Acquisitions           EQ/GAMCO Small Company Value
                                                    ----------------------------- -------------------------------
                                                         2007           2006            2007            2006
                                                    -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................   $  (11,137)    $    5,822    $   (358,284)   $   (188,474)
 Net realized gain (loss) on investments ..........      135,950         91,020       3,938,570       3,566,983
 Net change in unrealized appreciation
  (depreciation) ..................................      (92,562)        44,102        (446,155)      2,922,975
                                                      ----------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................       32,251        140,944       3,134,131       6,301,484
                                                      ----------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............       60,315         75,407         349,730         405,301
 Transfers between subaccounts, net ...............     (111,952)      (268,976)       (861,104)       (601,967)
 Transfers for contract benefits and
  terminations ....................................     (213,491)       (95,584)     (7,326,078)     (6,057,867)
 Annual contract charges ..........................         (134)            --         (13,410)           (151)
                                                      ----------     ----------    ------------    ------------
Net increase/(decrease) fom contract
 transactions .....................................     (265,262)      (289,153)     (7,850,862)     (6,254,684)
                                                      ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --             --              --              --
Net increase/(decrease) in net assets .............     (233,011)      (148,209)     (4,716,731)         46,800
Net assets beginning of period ....................    1,387,526      1,535,735      39,905,635      39,858,835
                                                      ----------     ----------    ------------    ------------
Net assets end of period ..........................   $1,154,515     $1,387,526    $ 35,188,904    $ 39,905,635
                                                      ==========     ==========    ============    ============
 Units issued during the period ...................       26,529         32,290          51,105          62,674
 Units redeemed during the period .................      (47,456)       (57,784)       (304,253)       (271,868)
                                                      ----------     ----------    ------------    ------------
 Net units issued/(redeemed) during the period           (20,927)       (25,494)       (253,148)       (209,194)
                                                      ==========     ==========    ============    ============


                                                       EQ/Government Securities       EQ/International Growth
                                                    ------------------------------- ----------------------------
                                                          2007            2006           2007           2006
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $     295,159   $    344,045     $  (54,220)   $  (27,976)
 Net realized gain (loss) on investments ..........       (187,828)      (162,321)       241,685      (252,375)
 Net change in unrealized appreciation
  (depreciation) ..................................        400,658         80,429        757,201     1,485,937
                                                     -------------   ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................        507,989        262,153        944,666     1,205,586
                                                     -------------   ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............        132,142        281,882        141,670       220,433
 Transfers between subaccounts, net ...............       (167,734)      (762,407)       469,588       948,248
 Transfers for contract benefits and
  terminations ....................................     (2,373,486)    (2,126,049)      (986,281)     (890,668)
 Annual contract charges ..........................         (2,303)           (42)        (2,482)          (33)
                                                     -------------   ------------     ----------    ----------
Net increase/(decrease) fom contract
 transactions .....................................     (2,411,381)    (2,606,616)      (377,505)      277,980
                                                     -------------   ------------     ----------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --             --             --            --
Net increase/(decrease) in net assets .............     (1,903,392)    (2,344,463)       567,161     1,483,566
Net assets beginning of period ....................     11,194,210     13,538,673      6,455,239     4,971,673
                                                     -------------   ------------     ----------    ----------
Net assets end of period ..........................  $   9,290,818   $ 11,194,210     $7,022,400    $6,455,239
                                                     =============   ============     ==========    ==========
 Units issued during the period ...................         44,186         49,553         86,416       126,844
 Units redeemed during the period .................       (241,436)      (260,856)      (102,945)      (90,827)
                                                     -------------   ------------     ----------    ----------
 Net units issued/(redeemed) during the period            (197,250)      (211,303)       (16,529)       36,017
                                                     =============   ============     ==========    ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                        EQ/JPMorgan Core Bond             EQ/Long Term Bond
                                                    ------------------------------ -------------------------------
                                                        2007 (w)     2006 (d) (f)        2007            2006
                                                    --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     311,021    $  399,519    $     212,198   $     262,856
 Net realized gain (loss) on investments ..........        (96,031)        4,256           41,303          23,164
 Net change in unrealized appreciation
  (depreciation) ..................................        (61,356)     (325,742)         224,075        (254,621)
                                                     -------------    ----------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        153,634        78,033          477,576          31,399
                                                     -------------    ----------    -------------   -------------
Contract transactions:
 Payments received from contractowners ............        214,195         7,528          113,419         297,641
 Transfers between subaccounts, net ...............      1,020,735     9,642,584          (86,191)       (639,554)
 Transfers for contract benefits and
  terminations ....................................     (1,469,437)     (590,430)      (2,476,449)     (1,894,060)
 Annual contract charges ..........................         (1,168)          (42)          (2,523)           (104)
                                                     -------------    ----------    -------------   -------------
Net increase/(decrease) fom contract
 transactions .....................................       (235,675)    9,059,640       (2,451,744)     (2,236,077)
                                                     -------------    ----------    -------------   -------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --            --               16              --
Net increase/(decrease) in net assets .............        (82,041)    9,137,673       (1,974,152)     (2,204,678)
Net assets beginning of period ....................      9,137,673            --        9,755,649      11,960,327
                                                     -------------    ----------    -------------   -------------
Net assets end of period ..........................  $   9,055,632    $9,137,673    $   7,781,497   $   9,755,649
                                                     =============    ==========    =============   =============
 Units issued during the period ...................        158,534         2,558           19,995          41,105
 Units redeemed during the period .................       (176,736)      (56,225)        (152,822)       (162,384)
                                                     -------------    ----------    -------------   -------------
 Net units issued/(redeemed) during the period             (18,202)      (53,667)        (132,827)       (121,279)
                                                     =============    ==========    =============   =============


                                                      EQ/Lord Abbett Growth and
                                                                Income             EQ/Lord Abbett Mid Cap Value
                                                    ------------------------------ -----------------------------
                                                          2007       2006 (a) (f)        2007       2006 (b) (f)
                                                    --------------- -------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $      (7,763)   $   37,678    $     (38,208)  $   24,537
 Net realized gain (loss) on investments ..........        666,403        86,174          945,625       78,094
 Net change in unrealized appreciation
  (depreciation) ..................................       (487,915)       86,090         (882,199)     133,614
                                                     -------------    ----------    -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................        170,725       209,942           25,218      236,245
                                                     -------------    ----------    -------------   ----------
Contract transactions:
 Payments received from contractowners ............        157,154        61,321          129,638        9,379
 Transfers between subaccounts, net ...............        (95,056)    6,543,809         (521,471)   5,826,272
 Transfers for contract benefits and
  terminations ....................................     (1,266,688)     (126,397)        (869,614)     (95,991)
 Annual contract charges ..........................           (886)          (12)            (664)         (12)
                                                     -------------    ----------    -------------   ----------
Net increase/(decrease) fom contract
 transactions .....................................     (1,205,476)    6,478,721       (1,262,111)   5,739,648
                                                     -------------    ----------    -------------   ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --            --               --           --
Net increase/(decrease) in net assets .............     (1,034,751)    6,688,663       (1,236,893)   5,975,893
Net assets beginning of period ....................      6,688,663            --        5,975,893           --
                                                     -------------    ----------    -------------   ----------
Net assets end of period ..........................  $   5,653,912    $6,688,663    $   4,739,000   $5,975,893
                                                     =============    ==========    =============   ==========
 Units issued during the period ...................         34,708         8,332           51,057        1,349
 Units redeemed during the period .................       (114,213)      (10,983)        (127,833)      (6,323)
                                                     -------------    ----------    -------------   ----------
 Net units issued/(redeemed) during the period             (79,505)       (2,651)         (76,776)      (4,974)
                                                     =============    ==========    =============   ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                           EQ/Marsico Focus                EQ/Money Market
                                                    ------------------------------ -------------------------------
                                                          2007           2006            2007            2006
                                                    --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (54,705)   $  (60,339)   $    519,655    $    495,607
 Net realized gain (loss) on investments ..........        654,626       222,495             447              --
 Net change in unrealized appreciation
  (depreciation) ..................................        (73,385)      216,881             302              --
                                                     -------------    ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................        526,536       379,037         520,404         495,607
                                                     -------------    ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............         24,750        66,985       1,054,802       1,696,309
 Transfers between subaccounts, net ...............        (47,337)       61,793       2,096,845       5,430,867
 Transfers for contract benefits and
  terminations ....................................     (1,285,580)     (543,278)     (8,046,965)     (5,396,133)
 Annual contract charges ..........................             --            --          (4,501)            (46)
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) fom contract
 transactions .....................................     (1,308,167)     (414,500)     (4,899,819)      1,730,997
                                                     -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             --            --              --              --
Net increase/(decrease) in net assets .............       (781,631)      (35,463)     (4,379,415)      2,226,604
Net assets beginning of period ....................      5,116,405     5,151,868      16,953,462      14,726,858
                                                     -------------    ----------    ------------    ------------
Net assets end of period ..........................  $   4,334,774    $5,116,405    $ 12,574,047    $ 16,953,462
                                                     =============    ==========    ============    ============
 Units issued during the period ...................         18,453        30,099         708,201         971,238
 Units redeemed during the period .................       (129,078)      (68,823)     (1,186,898)       (756,139)
                                                     -------------    ----------    ------------    ------------
 Net units issued/(redeemed) during the period            (110,625)      (38,724)       (478,697)        215,099
                                                     =============    ==========    ============    ============


                                                      EQ/Montag & Caldwell Growth        EQ/PIMCO Real Return
                                                    ------------------------------- ----------------------------
                                                          2007            2006           2007            2006
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $   (209,621)   $   (236,400)    $   21,861     $  34,762
 Net realized gain (loss) on investments ..........       921,430        (457,060)         6,093        (2,386)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,404,338       1,907,898        159,896       (50,048)
                                                     ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     3,116,147       1,214,438        187,850       (17,672)
                                                     ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............       281,234         401,457         45,504        43,912
 Transfers between subaccounts, net ...............      (759,076)     (2,040,886)       262,727        84,059
 Transfers for contract benefits and
  terminations ....................................    (3,468,263)     (3,255,003)      (278,105)     (416,062)
 Annual contract charges ..........................        (1,483)            (44)          (336)           (2)
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) fom contract
 transactions .....................................    (3,947,588)     (4,894,476)        29,790      (288,093)
                                                     ------------    ------------     ----------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           267              --              1            --
Net increase/(decrease) in net assets .............      (831,174)     (3,680,038)       217,641      (305,765)
Net assets beginning of period ....................    18,655,498      22,335,536      1,868,480     2,174,245
                                                     ------------    ------------     ----------    ----------
Net assets end of period ..........................  $ 17,824,324    $ 18,655,498     $2,086,121    $1,868,480
                                                     ============    ============     ==========    ==========
 Units issued during the period ...................        74,512          59,390         38,974        24,109
 Units redeemed during the period .................      (530,030)       (678,994)       (36,325)      (49,646)
                                                     ------------    ------------     ----------    ----------
 Net units issued/(redeemed) during the period           (455,518)       (619,604)         2,649       (25,537)
                                                     ============    ============     ==========    ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                       EQ/Short Duration Bond      EQ/Small Company Index
                                                    ----------------------------- ------------------------
                                                         2007           2006          2007 (j) (s) (aa)
                                                    -------------- -------------- ------------------------
From operations:
 Net investment income (loss) .....................   $   34,001     $   25,608          $   19,259
 Net realized gain (loss) on investments ..........        2,465          5,636              98,375
 Net change in unrealized appreciation
  (depreciation) ..................................       10,565          4,044            (127,818)
                                                      ----------     ----------          ----------
 Net increase/(decrease) in net assets from
  operations ......................................       47,031         35,288             (10,184)
                                                      ----------     ----------          ----------
Contract transactions:
 Payments received from contractowners ............       71,940        179,324               2,195
 Transfers between subaccounts, net ...............      106,333         77,913           1,368,662
 Transfers for contract benefits and
  terminations ....................................     (105,150)      (309,776)            (25,537)
 Annual contract charges ..........................          (67)            --                 (97)
                                                      ----------     ----------          ----------
Net increase/(decrease) fom contract
 transactions .....................................       73,056        (52,539)          1,345,223
                                                      ----------     ----------          ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --             --                  --
Net increase/(decrease) in net assets .............      120,087        (17,251)          1,335,039
Net assets beginning of period ....................    1,165,564      1,182,815                  --
                                                      ----------     ----------          ----------
Net assets end of period ..........................   $1,285,651     $1,165,564          $1,335,039
                                                      ==========     ==========          ==========
 Units issued during the period ...................       21,346         54,569              72,407
 Units redeemed during the period .................      (14,277)       (59,201)             (1,368)
                                                      ----------     ----------          ----------
 Net units issued/(redeemed) during the period             7,069         (4,632)             71,039
                                                      ==========     ==========          ==========


                                                     EQ/T. Rowe Price Growth Stock      EQ/UBS Growth and Income
                                                    ------------------------------- ---------------------------------
                                                          2007            2006            2007             2006
                                                    --------------- --------------- --------------- -----------------
From operations:
 Net investment income (loss) .....................  $   (216,855)   $   (292,303)   $    (70,057)    $   (70,728)
 Net realized gain (loss) on investments ..........    (1,028,334)     (2,473,963)        507,541         185,246
 Net change in unrealized appreciation
  (depreciation) ..................................     2,273,125       1,348,150        (383,110)      1,303,334
                                                     ------------    ------------    ------------     -----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,027,936      (1,418,116)         54,374       1,417,852
                                                     ------------    ------------    ------------     -----------
Contract transactions:
 Payments received from contractowners ............       135,060         293,520         201,678         341,537
 Transfers between subaccounts, net ...............      (886,277)     (1,576,016)        (83,528)        (85,525)
 Transfers for contract benefits and
  terminations ....................................    (4,474,202)     (4,452,938)     (2,188,382)     (1,567,209)
 Annual contract charges ..........................        (8,390)           (109)           (584)             (9)
                                                     ------------    ------------    ------------     -----------
Net increase/(decrease) fom contract
 transactions .....................................    (5,233,809)     (5,735,543)     (2,070,816)     (1,311,206)
                                                     ------------    ------------    ------------     -----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................            --              --              --              --
Net increase/(decrease) in net assets .............    (4,205,873)     (7,153,659)     (2,016,442)        106,646
Net assets beginning of period ....................    19,635,673      26,789,322      12,053,888      11,947,242
                                                     ------------    ------------    ------------     -----------
Net assets end of period ..........................  $ 15,429,800    $ 19,635,673    $ 10,037,446     $12,053,888
                                                     ============    ============    ============     ===========
 Units issued during the period ...................        40,775          37,052          45,281          76,347
 Units redeemed during the period .................      (434,067)       (428,496)       (231,789)       (208,956)
                                                     ------------    ------------    ------------     -----------
 Net units issued/(redeemed) during the period           (393,292)       (391,444)       (186,508)       (132,609)
                                                     ============    ============    ============     ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                       EQ/Van Kampen Emerging        EQ/Van Kampen
                                                           Markets Equity            Mid Cap Growth
                                                    ----------------------------- -------------------
                                                         2007       2006 (e) (f)   2007 (l) (r) (aa)
                                                    -------------- -------------- -------------------
From operations:
 Net investment income (loss) .....................   $  (40,062)    $    9,405       $   11,331
 Net realized gain (loss) on investments ..........      926,996        242,156          201,613
 Net change in unrealized appreciation
  (depreciation) ..................................       92,754         15,024         (101,245)
                                                      ----------     ----------       ----------
 Net increase/(decrease) in net assets from
  operations ......................................      979,688        266,585          111,699
                                                      ----------     ----------       ----------
Contract transactions:
 Payments received from contractowners ............      120,233          4,874            6,770
 Transfers between subaccounts, net ...............      146,425      2,233,491        4,537,600
 Transfers for contract benefits and
  terminations ....................................     (180,293)       (20,720)         (41,273)
 Annual contract charges ..........................         (429)            --             (119)
                                                      ----------     ----------       ----------
Net increase/(decrease) fom contract
 transactions .....................................       85,936      2,217,645        4,502,978
                                                      ----------     ----------       ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --             --                3
Net increase/(decrease) in net assets .............    1,065,624      2,484,230        4,614,680
Net assets beginning of period ....................    2,484,230             --               --
                                                      ----------     ----------       ----------
Net assets end of period ..........................   $3,549,854     $2,484,230       $4,614,680
                                                      ==========     ==========       ==========
 Units issued during the period ...................       20,843            313          309,645
 Units redeemed during the period .................      (19,102)        (5,250)          (9,148)
                                                      ----------     ----------       ----------
 Net units issued/(redeemed) during the period             1,741         (4,937)         300,497
                                                      ==========     ==========       ==========


                                                     EQ/Van Kampen
                                                      Real Estate     Fidelity VIP Contrafund(R)      Franklin Income Securities
                                                    --------------- ------------------------------- -------------------------------
                                                     2007 (m) (aa)      2007 (k)          2006        2007 (p) (q)          2006
                                                    --------------- --------------- --------------- ---------------   -------------
From operations:
 Net investment income (loss) .....................   $   27,864     $    (40,834)   $     (19,290)   $   104,192       $ 115,573
 Net realized gain (loss) on investments ..........      275,266        3,576,507        1,125,588        256,191         145,892
 Net change in unrealized appreciation
  (depreciation) ..................................     (986,171)      (1,983,531)        (289,115)      (197,074)        526,166
                                                      ----------     ------------    -------------    -----------       ---------
 Net increase/(decrease) in net assets from
  operations ......................................     (683,041)       1,552,142          817,183        163,309         787,631
                                                      ----------     ------------    -------------    -----------       ---------
Contract transactions:
 Payments received from contractowners ............       33,286           90,531          146,384        265,206         186,102
 Transfers between subaccounts, net ...............    7,763,723        3,179,602          695,803      5,592,790         144,702
 Transfers for contract benefits and
  terminations ....................................     (278,957)      (2,362,711)      (1,279,758)      (687,150)       (687,772)
 Annual contract charges ..........................         (288)              --               --           (820)             (5)
                                                      ----------     ------------    -------------    -----------       ---------
Net increase/(decrease) fom contract
 transactions .....................................    7,517,764          907,422         (437,571)     5,170,026        (356,973)
                                                      ----------     ------------    -------------    -----------       ---------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --               --               --            277              --
Net increase/(decrease) in net assets .............    6,834,723        2,459,564          379,612      5,333,612         430,658
Net assets beginning of period ....................           --        8,679,599        8,299,987      5,369,423       4,938,765
                                                      ----------     ------------    -------------    -----------      ----------
Net assets end of period ..........................   $6,834,723     $ 11,139,163    $   8,679,599    $10,703,035      $5,369,423
                                                      ==========     ============    =============    ===========      ==========
 Units issued during the period ...................      346,764          302,966           97,506        427,377          45,857
 Units redeemed during the period .................      (36,609)        (228,285)        (134,336)       (84,727)        (72,242)
                                                      ----------     ------------    -------------    -----------      ----------
 Net units issued/(redeemed) during the period           310,155           74,681          (36,830)       342,650         (26,385)
                                                      ==========     ============    =============    ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      Franklin Rising Dividends
                                                              Securities             Franklin Zero Coupon 2010
                                                    ------------------------------ -----------------------------
                                                         2007            2006           2007           2006
                                                    -------------- --------------- ------------- ---------------
From operations:
 Net investment income (loss) .....................   $   27,043     $  (5,098)     $    23,819    $   15,488
 Net realized gain (loss) on investments ..........      197,513        69,298             (664)       (2,064)
 Net change in unrealized appreciation
  (depreciation) ..................................     (312,934)      273,740           30,589        (2,474)
                                                      ----------     -----------    -----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      (88,378)      337,940           53,744        10,950
                                                      ----------     -----------    -----------    ----------
Contract transactions:
 Payments received from contractowners ............       88,463       164,337          143,533       200,713
 Transfers between subaccounts, net ...............       70,382       447,244           88,254      (113,638)
 Transfers for contract benefits and
  terminations ....................................     (309,798)     (247,120)        (119,241)      (24,332)
 Annual contract charges ..........................         (326)           (9)           (25)           (3)
                                                      ----------     ------------   -----------    ----------
Net increase/(decrease) fom contract
 transactions .....................................     (151,279)      364,452          112,521        62,740
                                                      ----------     -----------    -----------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --            --                3            --
Net increase/(decrease) in net assets .............     (239,657)      702,392          166,268        73,690
Net assets beginning of period ....................    2,746,238     2,043,846          669,793       596,103
                                                      ----------     -----------    -----------    ----------
Net assets end of period ..........................   $2,506,581     $2,746,238     $   836,061    $  669,793
                                                      ==========     ===========    ===========    ==========
 Units issued during the period ...................       37,318        49,440           27,421        31,115
 Units redeemed during the period .................      (46,219)      (24,449)         (16,335)      (24,148)
                                                      ----------     -----------    -----------    ----------
 Net units issued/(redeemed) during the period            (8,901)       24,991           11,086         6,967
                                                      ==========     ===========    ===========    ==========


                                                      Janus Aspen Series Balanced     Janus Aspen Series Forty
                                                    ------------------------------- -----------------------------
                                                          2007            2006            2007           2006
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $      72,779   $      53,112   $     (68,534)  $   (62,624)
 Net realized gain (loss) on investments ..........        352,031         138,913         309,947        80,065
 Net change in unrealized appreciation
  (depreciation) ..................................        153,307         446,229       1,697,522       421,421
                                                     -------------   -------------   -------------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................        578,117         638,254       1,938,935       438,862
                                                     -------------   -------------   -------------   -----------
Contract transactions:
 Payments received from contractowners ............         77,899         100,275         284,481       251,962
 Transfers between subaccounts, net ...............       (111,668)       (305,047)        356,622      (395,171)
 Transfers for contract benefits and
  terminations ....................................     (1,750,059)     (1,320,512)     (1,167,123)     (587,564)
 Annual contract charges ..........................             --              --            (457)          (35)
                                                     -------------   -------------   -------------   -----------
Net increase/(decrease) fom contract
 transactions .....................................     (1,783,828)     (1,525,284)       (526,477)     (730,808)
                                                     -------------   -------------   -------------   -----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................              2              --              --            --
Net increase/(decrease) in net assets .............     (1,205,709)       (887,030)      1,412,458      (291,946)
Net assets beginning of period ....................      7,011,307       7,898,337       5,782,286    60,074,232
                                                     -------------   -------------   -------------   -----------
Net assets end of period ..........................  $   5,805,598   $   7,011,307   $   7,194,744   $ 5,782,286
                                                     =============   =============   =============   ===========
 Units issued during the period ...................         19,083          21,052          68,442        36,747
 Units redeemed during the period .................       (157,627)       (153,858)       (134,240)     (123,192)
                                                     -------------   -------------   -------------   -----------
 Net units issued/(redeemed) during the period            (138,544)       (132,806)        (65,798)      (86,455)
                                                     =============   =============   =============   ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          Janus Aspen Series         Janus Aspen Series Mid Cap
                                                         International Growth                  Growth
                                                    ------------------------------ ------------------------------
                                                         2007            2006            2007           2006
                                                    -------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) .....................   $  (51,538)    $  21,111      $     (51,716)   $  (64,746)
 Net realized gain (loss) on investments ..........      672,969       349,805           (358,427)     (512,693)
 Net change in unrealized appreciation
  (depreciation) ..................................      684,491     1,225,534          1,241,785     1,121,723
                                                      ----------     -----------    -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................    1,305,922     1,596,450            831,642       544,284
                                                      ----------     -----------    -------------    ----------
Contract transactions:
 Payments received from contractowners ............      208,794       385,935             62,279       144,412
 Transfers between subaccounts, net ...............      (58,594)     (127,159)          (105,785)     (268,786)
 Transfers for contract benefits and
  terminations ....................................     (402,388)     (145,755)        (1,214,520)     (716,016)
 Annual contract charges ..........................         (959)           (5)                --            --
                                                      ----------     ------------   -------------    ----------
Net increase/(decrease) fom contract
 transactions .....................................     (253,147)      113,016         (1,258,026)     (840,390)
                                                      ----------     -----------    -------------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           --            --                 --            --
Net increase/(decrease) in net assets .............    1,052,775     1,709,466           (426,384)     (296,106)
Net assets beginning of period ....................    5,076,606     3,367,140          4,625,438     4,921,544
                                                      ----------     -----------    -------------    ----------
Net assets end of period ..........................   $6,129,381     $5,076,606     $   4,199,054    $4,625,438
                                                      ==========     ===========    =============    ==========
 Units issued during the period ...................       33,277        47,769             40,371        40,490
 Units redeemed during the period .................      (42,745)      (39,004)          (225,908)     (186,068)
                                                      ----------     -----------    -------------    ----------
 Net units issued/(redeemed) during the period            (9,468)        8,765           (185,537)     (145,578)
                                                      ==========     ===========    =============    ==========


                                                     Janus Aspen Series Worldwide
                                                                Growth                    MFS(R) Utilities
                                                    ------------------------------ ------------------------------
                                                          2007           2006           2007            2006
                                                    --------------- -------------- -------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (29,817)   $   17,727     $  (11,712)   $   11,638
 Net realized gain (loss) on investments ..........       (261,100)     (508,586)       443,583       180,317
 Net change in unrealized appreciation
  (depreciation) ..................................        690,007     1,222,976        180,085       322,002
                                                     -------------    ----------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................        399,090       732,117        611,956       513,957
                                                     -------------    ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............         33,437       105,975        143,277        94,246
 Transfers between subaccounts, net ...............        159,885      (307,010)       266,191       (37,203)
 Transfers for contract benefits and
  terminations ....................................     (1,114,015)     (780,505)      (186,530)     (126,014)
 Annual contract charges ..........................             --            --           (430)           (8)
                                                     -------------    ----------     ----------    ----------
Net increase/(decrease) fom contract
 transactions .....................................       (920,693)     (981,540)       222,508       (68,979)
                                                     -------------    ----------     ----------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................             43            --             10            --
Net increase/(decrease) in net assets .............       (521,560)     (249,423)       834,474       444,978
Net assets beginning of period ....................      4,781,251     5,030,674      2,236,531     1,791,553
                                                     -------------    ----------     ----------    ----------
Net assets end of period ..........................  $   4,259,691    $4,781,251     $3,071,005    $2,236,531
                                                     =============    ==========     ==========    ==========
 Units issued during the period ...................         71,448        43,703         31,848        12,797
 Units redeemed during the period .................       (201,707)     (210,774)       (22,602)      (16,556)
                                                     -------------    ----------     ----------    -----------
 Net units issued/(redeemed) during the period            (130,259)     (167,071)         9,246        (3,759)
                                                     =============    ==========     ==========    ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                       Multimanager High Yield     Multimanager Small Cap Growth
                                                    ----------------------------- -------------------------------
                                                         2007         2006 (h)          2007            2006
                                                    -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................   $  230,846     $  250,554    $     (86,258)   $ (93,605)
 Net realized gain (loss) on investments ..........       (1,684)         5,365          855,753      275,435
 Net change in unrealized appreciation
  (depreciation) ..................................     (155,003)      (183,170)        (571,997)     364,035
                                                      ----------     ----------    -------------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       74,159         72,749          197,498      545,865
                                                      ----------     ----------    -------------    -----------
Contract transactions:
 Payments received from contractowners ............       89,870          5,765          104,739      168,484
 Transfers between subaccounts, net ...............       34,726      3,739,064         (273,621)     101,453
 Transfers for contract benefits and
  terminations ....................................     (345,542)      (103,675)      (1,222,827)    (654,934)
 Annual contract charges ..........................         (842)           (34)            (510)            (9)
                                                      ----------     ----------    -------------    ------------
Net increase/(decrease) fom contract
 transactions .....................................     (221,788)     3,641,120       (1,392,219)    (385,006)
                                                      ----------     ----------    -------------    -----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................            8             --               48           --
Net increase/(decrease) in net assets .............     (147,621)     3,713,869       (1,194,673)     160,859
Net assets beginning of period ....................    3,713,869             --        6,649,354    6,488,495
                                                      ----------     ----------    -------------    -----------
Net assets end of period ..........................   $3,566,248     $3,713,869    $   5,454,681    $6,649,354
                                                      ==========     ==========    =============    ===========
 Units issued during the period ...................       23,867          2,209           27,808       50,645
 Units redeemed during the period .................      (39,192)        (8,315)        (155,266)     (91,844)
                                                      ----------     ----------    -------------    -----------
 Net units issued/(redeemed) during the period           (15,325)        (6,106)        (127,458)     (41,199)
                                                      ==========     ==========    =============    ===========


                                                  Oppenheimer Global Securities
                                                 -------------------------------
                                                       2007            2006
                                                 --------------- ---------------
From operations:
 Net investment income (loss) ..................  $     (16,477)   $ (33,449)
 Net realized gain (loss) on investments .......        834,969      513,568
 Net change in unrealized appreciation
  (depreciation) ...............................       (509,952)     427,222
                                                  -------------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................        308,540      907,341
                                                  -------------    ----------
Contract transactions:
 Payments received from contractowners .........        249,910      207,364
 Transfers between subaccounts, net ............        526,998      616,998
 Transfers for contract benefits and
  terminations .................................     (1,271,175)    (550,000)
 Annual contract charges .......................           (462)          (5)
                                                  -------------    ----------
Net increase/(decrease) fom contract
 transactions ..................................       (494,729)     274,357
                                                  -------------    ----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A .................              5           --
Net increase/(decrease) in net assets ..........       (186,184)   1,181,698
Net assets beginning of period .................      6,724,954    5,543,256
                                                  -------------    ----------
Net assets end of period .......................  $   6,538,770    $6,724,954
                                                  =============    ==========
 Units issued during the period ................         56,772       58,703
 Units redeemed during the period ..............        (78,178)     (43,754)
                                                  -------------    ----------
 Net units issued/(redeemed) during the period          (21,406)      14,949
                                                  =============    ==========


-------------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                     PIMCO Global Bond (Unhedged)
                                                    ------------------------------
                                                         2007            2006
                                                    -------------- ---------------
From operations:
 Net investment income (loss) .....................   $   39,368     $  50,508
 Net realized gain (loss) on investments ..........      (21,359)      (10,633)
 Net change in unrealized appreciation
  (depreciation) ..................................      172,398        42,159
                                                      ----------     -----------
 Net increase/(decrease) in net assets from
  operations ......................................      190,407        82,034
                                                      ----------     -----------
Contract transactions:
 Payments received from contractowners ............       13,075        59,366
 Transfers between subaccounts, net ...............      146,142        28,491
 Transfers for contract benefits and
  terminations ....................................     (384,036)     (319,712)
 Annual contract charges ..........................         (275)           (5)
                                                      ----------     ------------
Net increase/(decrease) fom contract
 transactions .....................................     (225,094)     (231,860)
                                                      ----------     -----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................        2,229            --
Net increase/(decrease) in net assets .............      (32,458)     (149,826)
Net assets beginning of period ....................    2,493,924     2,643,750
                                                      ----------     -----------
Net assets end of period ..........................   $2,461,466     $2,493,924
                                                      ==========     ===========
 Units issued during the period ...................       27,567        18,767
 Units redeemed during the period .................      (43,841)      (35,803)
                                                      ----------     -----------
 Net units issued/(redeemed) during the period           (16,274)      (17,036)
                                                      ==========     ===========


                                                     PIMCO StocksPLUS Growth and
                                                                Income                  ProFund VP Bear
                                                    ------------------------------ -------------------------
                                                         2007            2006           2007         2006
                                                    -------------- --------------- ------------- -----------
From operations:
 Net investment income (loss) .....................   $  282,088     $ 163,763       $ 3,437      $     356
 Net realized gain (loss) on investments ..........      252,392       138,531          (265)        (4,636)
 Net change in unrealized appreciation
  (depreciation) ..................................     (280,134)      272,832        (4,061)        (7,625)
                                                      ----------     -----------     ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................      254,346       575,126          (889)       (11,905)
                                                      ----------     -----------     ---------    ---------
Contract transactions:
 Payments received from contractowners ............       76,585        95,661           127             --
 Transfers between subaccounts, net ...............     (328,596)     (142,424)           --        128,082
 Transfers for contract benefits and
  terminations ....................................     (495,767)     (321,405)         (386)       (42,188)
 Annual contract charges ..........................         (849)           (3)           (4)            --
                                                      ----------     ------------    ----------   ---------
Net increase/(decrease) fom contract
 transactions .....................................     (748,627)     (368,171)         (263)        85,894
                                                      ----------     -----------     ---------    ---------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................            1            --            --             --
Net increase/(decrease) in net assets .............     (494,280)      206,955        (1,152)        73,989
Net assets beginning of period ....................    4,769,115     4,562,160       132,793         58,804
                                                      ----------     -----------     ---------    ---------
Net assets end of period ..........................   $4,274,835     $4,769,115      $131,641     $ 132,793
                                                      ==========     ===========     =========    =========
 Units issued during the period ...................        9,541         9,900            13         16,025
 Units redeemed during the period .................      (60,917)      (38,476)          (58)        (6,447)
                                                      ----------     -----------     ---------    ---------
 Net units issued/(redeemed) during the period           (51,376)      (28,576)          (45)         9,578
                                                      ==========     ===========     =========    =========

----------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      ProFund VP Rising Rates
                                                            Opportunity
                                                    ---------------------------
                                                         2007          2006
                                                    ------------- -------------
From operations:
 Net investment income (loss) .....................  $    27,768   $     2,579
 Net realized gain (loss) on investments ..........      (20,147)      (30,890)
 Net change in unrealized appreciation
  (depreciation) ..................................      (50,279)       96,986
                                                     -----------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................      (42,658)       68,675
                                                     -----------   -----------
Contract transactions:
 Payments received from contractowners ............       27,095        13,787
 Transfers between subaccounts, net ...............       (3,889)      (39,793)
 Transfers for contract benefits and
  terminations ....................................     (105,163)     (119,851)
 Annual contract charges ..........................          (60)           --
                                                     -----------   -----------
Net increase/(decrease) fom contract
 transactions .....................................      (82,017)     (145,857)
                                                     -----------   -----------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................            2            --
Net increase/(decrease) in net assets .............     (124,673)      (77,182)
Net assets beginning of period ....................      731,424       808,606
                                                     -----------   -----------
Net assets end of period ..........................  $   606,751   $   731,424
                                                     ===========   ===========
 Units issued during the period ...................        8,779        13,130
 Units redeemed during the period .................      (18,944)      (29,934)
                                                     -----------   -----------
 Net units issued/(redeemed) during the period           (10,165)      (16,804)
                                                     ===========   ===========


                                                        ProFund VP UltraBull        UIF Global Value Equity
                                                    ----------------------------- ---------------------------
                                                         2007           2006           2007          2006
                                                    -------------- -------------- -------------- ------------
From operations:
 Net investment income (loss) .....................   $  245,610     $  (24,890)    $    3,879    $   2,382
 Net realized gain (loss) on investments ..........       45,757        131,357        104,091       62,561
 Net change in unrealized appreciation
  (depreciation) ..................................     (296,855)       299,319        (62,057)      76,592
                                                      ----------     ----------     ----------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................       (5,488)       405,786         45,913      141,535
                                                      ----------     ----------     ----------    ---------
Contract transactions:
 Payments received from contractowners ............       42,982         28,961         41,123       48,162
 Transfers between subaccounts, net ...............      104,319        (46,255)        72,159      142,878
 Transfers for contract benefits and
  terminations ....................................     (367,071)      (145,501)       (30,397)     (63,838)
 Annual contract charges ..........................         (106)            --           (144)          --
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) fom contract
 transactions .....................................     (219,876)      (162,795)        82,741      127,202
                                                      ----------     ----------     ----------    ---------
Net increase (decrease) in amount retained
 by MONY in Separate Account A ....................           81             --              1           --
Net increase/(decrease) in net assets .............     (225,283)       242,991        128,655      268,737
Net assets beginning of period ....................    2,277,824      2,034,833        876,902      608,165
                                                      ----------     ----------     ----------    ---------
Net assets end of period ..........................   $2,052,541     $2,277,824     $1,005,557    $ 876,902
                                                      ==========     ==========     ==========    =========
 Units issued during the period ...................       17,774          8,025         11,879       16,726
 Units redeemed during the period .................      (29,286)       (18,383)        (6,180)      (7,004)
                                                      ----------     ----------     ----------    ---------
 Net units issued/(redeemed) during the period           (11,512)       (10,358)         5,699        9,722
                                                      ==========     ==========     ==========    =========

----------
(a) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(b) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)
(c) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(d) EQ/JPMorgan Core Bond wa substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(e) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(f)   Commenced operations on November 3, 2006.
(g) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(h) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(i) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(j) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 5)
(k) Fidelity VIP Contrafund was substituted for Fidelilty VIP Growth on August 17, 2007. (See Note 5)
(l) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(m) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(n) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(o) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)
(p) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(q) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(r) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(s) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,



(t) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(u) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(v) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(w) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(x) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(y) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)
(z)   Commenced operations on June 15, 2007.
(aa)  Commenced operations on August 17, 2007.
(ab)  Commenced operations on November 16, 2007.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2007


1.    Organization and Business

      MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group," the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY became a wholly-owned subsidiary of AXA Financial.

      The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONY Master, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively the "Variable Annuity Policies". These policies are issued by MONY.

      There are fifty-seven MONY Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY.

      Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY. The assets of the Variable Account are the property of MONY. However, the portion of the Variable Account's assets attributable to the Variable Annuity policies will not be charged with liabilities arising out of other business MONY may conduct.

      The Variable Account consists of the following variable investment options:

      o AIM V.I. Financial Services
      o AIM V.I. Global Health Care
      o AIM V.I. Technology
      o All Asset Allocation(1)
      o AXA Aggressive Allocation
      o AXA Conservative Allocation
      o AXA Conservative-Plus Allocation
      o AXA Moderate Allocation
      o AXA Moderate-Plus Allocation
      o Dreyfus Stock Index Fund, Inc.
      o EQ/AllianceBernstein Small Cap Growth
      o EQ/AllianceBernstein Value
      o EQ/BlackRock Basic Value Equity(2)
      o EQ/Bond Index
      o EQ/Boston Advisors Equity Income
      o EQ/Calvert Socially Responsible
      o EQ/Capital Guardian Research
      o EQ/Caywood-Scholl High Yield Bond
      o EQ/FI Mid Cap
      o EQ/GAMCO Mergers and Acquisitions
      o EQ/GAMCO Small Company Value
      o EQ/Government Securities
      o EQ/International Growth
      o EQ/JPMorgan Core Bond
      o EQ/Long Term Bond
      o EQ/Lord Abbett Growth and Income
      o EQ/Lord Abbett Mid Cap Value
      o EQ/Marsico Focus
      o EQ/Money Market
      o EQ/Montag & Caldwell Growth
      o EQ/PIMCO Real Return
      o EQ/Short Duration Bond
      o EQ/Small Company Index
      o EQ/T. Rowe Price Growth Stock(3)
      o EQ/UBS Growth and Income
      o EQ/Van Kampen Emerging Markets Equity
      o EQ/Van Kampen Mid Cap Growth
      o EQ/Van Kampen Real Estate
      o Fidelity VIP Contrafund(R)
      o Franklin Income Securities
      o Franklin Rising Dividends Securities
      o Franklin Zero Coupon 2010
      o Janus Aspen Series Balanced
      o Janus Aspen Series Forty
      o Janus Aspen Series International Growth
      o Janus Aspen Series Mid Cap Growth
      o Janus Aspen Series Worldwide Growth
      o MFS(R) Utilities
      o Multimanager High Yield(4)
      o Multimanager Small Cap Growth(5)
      o Oppenheimer Global Securities
      o PIMCO Global Bond (Unhedged)
      o PIMCO StocksPLUS Growth and Income
      o ProFund VP Bear

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


1.    Organization and Business (Concluded)

      o ProFund VP Rising Rates Opportunity
      o ProFund VP UltraBull
      o UIF Global Value Equity


----------
      (1)   Formerly known as EQ/Enterprise Moderate Allocation
      (2)   Formerly known as EQ/Mercury Basic Value Equity
      (3)   Formerly known as EQ/TCW Equity
      (4)   Formerly known as AXA Premier VIP High Yield
      (5)   Formerly known as EQ/Small Company Growth


      These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the contractowner.


2.    Significant Accounting Policies

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. MONY does not anticipate any impact to the net assets of the Variable Account, upon adoption.

      Investments:

      The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

      Investment Transactions and Investment Income:

      Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

      Due to and Due From:

      Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

      Contract Payments and Transfers:

      Payments received from contractowners represent contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

      Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


2.    Significant Accounting Policies (Concluded)

      Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in annual contract charges are administrative charges, if applicable.

      Taxes:

      The operations of the Variable Account are included in the federal income tax return of MONY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY is expected to affect the unit values of Variable Annuity policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3.    Related Party Transactions

      Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for certain sales distribution expenses and any premium taxes.

      MONY received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2007, MONY received $263,381 in aggregate from certain Funds in connection with the MONY subaccounts.

      Investment Manager and Advisors:

      EQAT and VIP have the right to issue two classes of shares--Class A and Class B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

      AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable, as investment manger of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

      Contract Distribution and Principal Underwriter:

      AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

      The Variable Annuity policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


4.    Investment Transactions

      Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2007 were as follows:


                                                         Cost of          Proceeds from
MONY Variable Account A Subaccounts:                 Shares Acquired     Shares Redeemed
-------------------------------------------------   -----------------   ----------------
AIM V.I. Financial Services .....................       $  107,566         $   158,357
AIM V.I. Global Health Care .....................          101,236             290,559
AIM V.I. Technology .............................           67,404              76,744
All Asset Allocation ............................        2,791,573          12,631,742
AXA Aggressive Allocation .......................          243,960              29,763
AXA Conservative Allocation .....................          320,521               1,830
AXA Conservative-Plus Allocation ................           88,368              11,253
AXA Moderate Allocation .........................          204,393                 386
AXA Moderate-Plus Allocation ....................          587,136              43,271
Dreyfus Stock Index Fund, Inc. ..................          465,772           3,183,377
EQ/AllianceBernstein Small Cap Growth ...........          541,533              83,189
EQ/AllianceBernstein Value ......................        1,965,223              16,357
EQ/BlackRock Basic Value Equity .................        1,996,889             361,053
EQ/Bond Index ...................................          422,531           1,412,845
EQ/Boston Advisors Equity Income ................        1,095,745           2,154,006
EQ/Calvert Socially Responsible .................          209,753             541,086
EQ/Capital Guardian Research ....................        3,078,548             118,535
EQ/Caywood-Scholl High Yield Bond ...............          773,734           2,069,663
EQ/FI Mid Cap ...................................        1,201,804             676,127
EQ/GAMCO Mergers and Acquisitions ...............          404,725             630,250
EQ/GAMCO Small Company Value ....................        2,753,219           9,695,719
EQ/Government Securities ........................          944,510           3,060,744
EQ/International Growth .........................        1,345,353           1,532,521
EQ/JPMorgan Core Bond ...........................        2,577,133           2,462,012
EQ/Long Term Bond ...............................          635,722           2,875,251
EQ/Lord Abbett Growth and Income ................          799,164           1,789,501
EQ/Lord Abbett Mid Cap Value ....................        1,205,574           2,182,038
EQ/Marsico Focus ................................          570,219           1,589,174
EQ/Money Market .................................        8,307,368          12,788,181
EQ/Montag & Caldwell Growth .....................          767,981           4,924,922
EQ/PIMCO Real Return ............................          513,222             444,090
EQ/Short Duration Bond ..........................          272,056             164,999
EQ/Small Company Index ..........................        1,449,687              29,084
EQ/T. Rowe Price Growth Stock ...................        1,435,375           6,025,884
EQ/UBS Growth and Income ........................          652,628           2,793,504
EQ/Van Kampen Emerging Markets Equity ...........        1,269,975             620,981
EQ/Van Kampen Mid Cap Growth ....................        4,351,838             159,060
EQ/Van Kampen Real Estate .......................        7,809,097             916,913
Fidelity VIP Contrafund(R) ......................        6,605,074           3,215,775
Franklin Income Securities ......................        6,267,655           1,383,864
Franklin Rising Dividends Securities ............          670,182             756,100
Franklin Zero Coupon 2010 .......................          313,729             177,385
Janus Aspen Series Balanced .....................          408,603           2,119,651
Janus Aspen Series Forty ........................          931,876           1,526,895
Janus Aspen Series International Growth .........          888,628           1,193,312
Janus Aspen Series Mid Cap Growth ...............          305,934           1,591,731
Janus Aspen Series Worldwide Growth .............          538,413           1,488,879
MFS(R) Utilities ................................        1,015,700             622,890
Multimanager High Yield .........................          613,033             603,950
Multimanager Small Cap Growth ...................          838,299           1,806,119
Oppenheimer Global Securities ...................        1,560,222           1,752,812
PIMCO Global Bond (Unhedged) ....................          463,645             635,030
PIMCO StocksPLUS Growth and Income ..............          485,423             951,961

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


4.    Investment Transactions (Concluded)


                                                     Cost of          Proceeds from
MONY Variable Account A Subaccounts:             Shares Acquired     Shares Redeemed
---------------------------------------------   -----------------   ----------------
ProFund VP Bear .............................        $  5,205           $  2,031
ProFund VP Rising Rates Opportunity .........         116,493            170,740
ProFund VP UltraBull ........................         616,915            591,100
UIF Global Value Equity .....................         266,351            109,553

5.    Substitutions/Reorganizations

      Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



-------------------------------------------------------------------------------------------------------------------
 November 16, 2007                   Removed Portfolio            Class      Surviving Portfolio             Class
-------------------------------------------------------------------------------------------------------------------
                                                                             EQ/BlackRock
                                     AIM V. I. Basic Value        Series 1   Basic Value Equity              B
-------------------------------------------------------------------------------------------------------------------
Shares --                              132,238                                  134,577
Value --                            $    13.50                               $    17.17
Net assets before merger            $1,785,213                               $  525,482
Net assets after merger             $       --                               $2,310,695
-------------------------------------------------------------------------------------------------------------------

                                    AIM V.I. MidCap
                                    Core Equity                   Series 1    EQ/FI Mid Cap                  A
-------------------------------------------------------------------------------------------------------------------
Shares --                               43,874                                  357,008
Value --                            $    14.65                               $    11.51
Net assets before merger            $  642,760                               $3,466,397
Net assets after merger             $       --                               $4,109,157
-------------------------------------------------------------------------------------------------------------------
                                    Alger American Balanced       O
                                    MFS Total Return              Service    Franklin Income Securities    2
-------------------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced         123,875                                       --
Shares-MFS Total Return                156,370                                       --
Shares-Franklin Income Securities           --                                  540,787
Value-Alger American Balanced       $    14.47                                       --
Value-MFS Total Return              $    21.63                                       --
Value-Franklin Income Securities            --                               $    17.17
Net assets before merger            $5,174,743                               $4,110,576
Net assets after merger             $       --                               $9,285,319
-------------------------------------------------------------------------------------------------------------------
                                    Alger American                           EQ/Van Kampen
                                    MidCap Growth                 O          Mid Cap Growth                  A
-------------------------------------------------------------------------------------------------------------------
Shares                                 174,892                                  284,167
Value                               $    22.44                               $    16.24
Net assets before merger            $3,924,577                               $  690,302
Net assets after merger             $       --                               $4,614,879
-------------------------------------------------------------------------------------------------------------------
                                    Dreyfus IP Small
                                    Cap Stock Index               Service    EQ/Small Company Index          A
-------------------------------------------------------------------------------------------------------------------
Shares                                  62,500                                   86,904
Value                               $    17.77                               $    12.78
Net assets before merger            $1,110,634                               $       --
Net assets after merger             $       --                               $1,110,634
-------------------------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5.    Substitutions/Reorganizations (Continued)


-------------------------------------------------------------------------------------------------------------------

 November 16, 2007                         Removed Portfolio            Class        Surviving Portfolio     Class
-------------------------------------------------------------------------------------------------------------------
                                           Fidelity VIP Growth
                                           Opportunities
                                           Oppenheimer Main Street      Service      EQ/Capital Guardian
                                           Premier VIT OpCap Equity     *            Research                A
-------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities       58,330                                        --
Shares-Oppenheimer Main Street                 86,256                                        --
Shares-Premier VIT OpCap Equity                 5,881                                        --
Shares-EQ/Capital Guardian Research                --                                   255,177
Value-Fidelity VIP Growth Opportunities    $    21.55                                        --
Value-Oppenheimer Main Street              $    25.18                                        --
Value-Premier VIT OpCap Equity             $    36.03                                        --
Value-EQ/Capital Guardian Research                 --                                $    14.39
Net assets before merger                   $3,640,834                                $   31,164
Net assets after merger                    $       --                                $3,671,998
-------------------------------------------------------------------------------------------------------------------
                                           Janus Aspen Series
                                           Flexible Bond                Service      EQ/JPMorgan Core Bond   A
-------------------------------------------------------------------------------------------------------------------
Shares                                        137,666                                   631,670
Value                                      $    12.26                                $    11.30
Net assets before merger                   $1,687,786                                $5,450,088
Net assets after merger                    $       --                                $7,137,874
-------------------------------------------------------------------------------------------------------------------
                                           Old Mutual Select Value
                                           Premier VIT OpCap            Insurance    EQ/AllianceBernstein
                                           Managed                      *            Value                   A
-------------------------------------------------------------------------------------------------------------------
Shares-Old Mutual Select Value                 44,385                                        --
Shares-Premier VIT OpCap Managed               29,587                                        --
Shares-EQ/AllianceBernstein Value                  --                                   125,974
Value-Old Mutual Select Value              $    18.27                                        --
Value-Premier VIT OpCap Managed            $    38.63                                        --
Value-EQ/AllianceBernstein Value                   --                                $    15.51
Net Assets before merger                   $1,953,855                                $       --
Net Assets after merger                    $       --                                $1,953,855
-------------------------------------------------------------------------------------------------------------------


 August 17, 2007           Removed Portfolio        Class      Surviving Portfolio          Class
------------------------------------------------------------------------------------------------------
                           Fidelity VIP Growth      Service    Fidelity VIP Contrafund      Service
------------------------------------------------------------------------------------------------------
Shares                         84,709                              338,009
Value                      $    39.57                          $     32.91
Net assets before merger   $3,351,918                          $ 7,771,945
Net assets after merger    $       --                          $11,123,863
------------------------------------------------------------------------------------------------------
                                                    Initial    EQ/Van Kampen
                           MFS Mid Cap Growth       Class      Mid Cap Growth               A
------------------------------------------------------------------------------------------------------
Shares                         87,283                               43,196
Value                      $     7.28                          $     14.71
Net assets before merger   $  635,418                          $        --
Net assets after merger    $       --                          $   635,418
------------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5.    Substitutions/Reorganizations (Continued)


 August 17, 2007           Removed Portfolio         Class      Surviving Portfolio            Class
------------------------------------------------------------------------------------------------------
                                                                EQ/AllianceBernstein
                            MFS New Discovery        Initial    Small Cap Growth               A
------------------------------------------------------------------------------------------------------
Shares                         31,534                               30,292
Value                      $    17.07                           $    17.77
Net assets before merger   $  538,293                           $       --
Net assets after merger    $       --                           $  538,293
------------------------------------------------------------------------------------------------------
                           Premier VIT OpCap
                           Small Cap                 *          EQ/Small Company Index         A
------------------------------------------------------------------------------------------------------
Shares                          8,725                               19,889
Value                      $    29.59                           $    12.98
Net assets before merger   $  258,161                           $       --
Net assets after merger    $       --                           $  258,161
------------------------------------------------------------------------------------------------------
                           UIF U.S. Real Estate      1          EQ/Van Kampen Real Estate      A
------------------------------------------------------------------------------------------------------
Shares                        343,060                              905,934
Value                      $    24.11                           $     9.13
Net assets before merger   $8,271,181                           $       --
Net assets after merger    $       --                           $8,271,181
------------------------------------------------------------------------------------------------------

* The fund does not specify a share class.



 November 3, 2006          Removed Portfolio            Class     Surviving Portfolio             Class
---------------------------------------------------------------------------------------------------------
                           The Dreyfus Socially
                           Responsible Growth Fund,               EQ/Calvert Socially
                           Inc.                         Initial   Responsible                     B
---------------------------------------------------------------------------------------------------------
Shares                         46,565                                 152,535
Value                      $    27.68                              $     8.45
Net assets before merger   $1,288,918                              $       --
Net assets after merger    $       --                              $1,288,918
---------------------------------------------------------------------------------------------------------
                            Lord Abbett
                           Bond Debenture               VC        AXA Premier VIP High Yield      A
---------------------------------------------------------------------------------------------------------
Shares                        302,913                                 631,497
Value                      $    12.30                              $     5.90
Net assets before merger   $3,725,831                              $       --
Net assets after merger    $       --                              $3,725,831
---------------------------------------------------------------------------------------------------------
                            Lord Abbett                           EQ/Lord Abbett
                           Growth and Income            VC        Growth and Income               A
---------------------------------------------------------------------------------------------------------
Shares                        219,660                                 537,939
Value                      $    29.51                              $    12.05
Net assets before merger   $6,482,163                              $       --
Net assets after merger    $       --                              $6,482,163
---------------------------------------------------------------------------------------------------------
                           Lord Abbett                            EQ/Lord Abbett
                           Mid Cap Value                VC        Mid Cap Value                   A
---------------------------------------------------------------------------------------------------------
Shares                        256,429                                 480,353
Value                      $    22.61                              $    12.07
Net assets before merger   $5,797,866                              $       --
Net assets after merger    $       --                              $5,797,866
---------------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5. Substitutions/Reorganizations (Concluded)


 November 3, 2006          Removed Portfolio            Class           Surviving Portfolio         Class
--------------------------------------------------------------------------------------------------------------
                           Old Mutual
                           Mid-Cap                      Insurance       EQ/FI Mid Cap               A
--------------------------------------------------------------------------------------------------------------
Shares                        206,045                                         326,174
Value                      $    16.97                                      $    10.72
Net assets before merger   $3,496,585                                      $       --
Net assets after merger    $       --                                      $3,496,585
--------------------------------------------------------------------------------------------------------------
                                                                        EQ/JPMorgan
                           PIMCO Real Return            Administrative  Core Bond                   A
--------------------------------------------------------------------------------------------------------------
Shares                        788,637                                         860,836
Value                      $    12.40                                      $    11.36
Net assets before merger   $9,779,095                                      $       --
Net assets after merger    $       --                                      $9,779,095
--------------------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging                      EQ/Van Kampen Emerging
                           Markets Equity               1               Markets Equity              A
--------------------------------------------------------------------------------------------------------------
Shares                        134,408                                         149,570
Value                      $    17.46                                      $    15.69
Net assets before merger   $2,346,757                                      $       --
Net assets after merger    $       --                                      $2,346,757
--------------------------------------------------------------------------------------------------------------

6.    Financial Highlights

      The Variable Annuity Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

      Financial highlights for the years ended December 31, 2007, 2006, 2005 and 2004 are presented respectively in the same table. The table for the year ended December 31, 2003 is presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

      During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the year ended December 31, 2003 are presented for each portfolio of the funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit value of the Variable Annuity Policies.

      The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

      Contractowner Charges:

      The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

      Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 1.20% to a high of 2.42%.

      Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6.    Financial Highlights (Continued)

      Transfer Charge: MONY does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. This charge would be deducted from the fund value.

      Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

      Loan Interest Rate Spread: This charge is deducted from the fund value at a rate 2.50%.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6.    Financial Highlights (Continued)


                                                                                       At December 31,
                                                          ----------------------------------------------------------------------
                                                                                                                Unit Value
                                                                               Units                            Lowest to
                                                                            Outstanding                          Highest
                                                          ----------------------------------------------- ----------------------
                                                              2007        2006       2005        2004              2007
                                                          ----------- ----------- ----------- ----------- ----------------------
AIM V.I. Financial Services .............................    45,261      52,266      50,444      35,145   $ 10.29    to  $ 10.57
AIM V.I. Global Health Care .............................    81,950      95,600     103,224      88,048    12.65     to    13.96
AIM V.I. Technology .....................................    34,989      34,553      34,331      20,539    11.15     to    13.80
All Asset Allocation (e) ................................ 1,329,120   1,671,734   2,025,964   2,468,561    12.19     to    13.13
AXA Aggressive Allocation (ai) ..........................    20,675          --          --          --     9.95     to    10.02
AXA Conservative Allocation (ai) ........................    30,200          --          --          --    10.28     to    10.35
AXA Conservative-Plus Allocation (ai) ...................     7,248          --          --          --    10.15     to    10.22
AXA Moderate Allocation (ai) ............................    19,324          --          --          --    10.14     to    10.21
AXA Moderate-Plus Allocation (ai) .......................    51,086          --          --          --    10.07     to    10.14
Dreyfus Stock Index Fund, Inc. ..........................   784,607   1,067,536   1,298,826   1,515,649                     9.73
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........    37,190          --          --          --    13.31     to    14.96
EQ/AllianceBernstein Value (af) (ag) (ak) ...............    80,190          --          --          --    12.16     to    14.62
EQ/BlackRock Basic Value Equity (b) (g) (t) .............   188,988      50,626      43,966          --    11.96     to    12.20
EQ/Bond Index ...........................................   263,586     336,042     394,700     443,041    13.46     to    25.88
EQ/Boston Advisors Equity Income (a) ....................   361,951     460,748     520,696     532,574    14.69     to    16.01
EQ/Calvert Socially Responsible (b) (c) (l) .............   145,456     200,361      29,079          --    11.83     to    11.99
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....   301,180       2,686       5,964          --    13.92     to    15.32
EQ/Caywood-Scholl High Yield Bond .......................   289,295     383,908     467,628     528,713    14.71     to    22.05
EQ/FI Mid Cap (s) (v) (y) ...............................   239,466     232,614          --          --    16.57     to    16.96
EQ/GAMCO Mergers and Acquisitions .......................    90,991     111,918     137,412     128,276    12.19     to    12.52
EQ/GAMCO Small Company Value ............................ 1,134,672   1,387,820   1,597,014   1,796,664    18.13     to    19.63
EQ/Government Securities ................................   748,501     945,751   1,157,054   1,387,960    10.31     to    11.41
EQ/International Growth .................................   479,016     495,545     459,528     522,725    11.20     to    20.44
EQ/JPMorgan Core Bond (u) (y) (ah) ......................   675,773     693,975          --          --    11.11     to    13.94
EQ/Long Term Bond .......................................   393,529     526,356     647,635     727,054    11.52     to    13.50
EQ/Lord Abbett Growth and Income (p) (y) ................   392,160     471,665          --          --    14.28     to    14.69
EQ/Lord Abbett Mid Cap Value (q) (y) ....................   305,626     382,402          --          --    15.81     to    15.96
EQ/Marsico Focus (b) (f) ................................   337,449     448,074     486,798          --                    12.85
EQ/Money Market (b) (h) ................................. 1,157,562   1,636,259   1,421,160          --    10.51     to    10.81
EQ/Montag & Caldwell Growth (j) ......................... 1,715,390   2,170,908   2,790,512   2,419,307    12.56     to    13.84
EQ/PIMCO Real Return ....................................   170,348     167,699     193,236     213,892    10.99     to    12.42
EQ/Short Duration Bond ..................................   120,716     113,647     118,279     114,378    10.17     to    10.72
EQ/Small Company Index (o) (ab) (aj) ....................    71,039          --          --          --    16.00     to    16.18
EQ/T. Rowe Price Growth Stock ...........................   916,081   1,309,373   1,700,817   2,003,724     8.99     to    46.62
EQ/UBS Growth and Income ................................   903,961   1,090,469   1,223,078   1,382,716    13.52     to    14.84
EQ/Van Kampen Emerging Markets Equity (w) (y)............    95,623      93,882          --          --    36.85     to    37.08
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............   300,497          --          --          --    11.56     to    14.64
EQ/Van Kampen Real Estate (r) (aj) ......................   310,155          --          --          --    18.67     to    23.08
Fidelity VIP Contrafund(R) (i) ..........................   770,439     695,758     732,588     804,017                    14.46
Franklin Income Securities (x) (z) ......................   704,317     361,667     388,052     266,623    14.81     to    15.19
Franklin Rising Dividends Securities ....................   170,406     179,307     154,316     127,445    13.31     to    14.85
Franklin Zero Coupon 2010 ...............................    79,239      68,153      61,186      56,549    10.75     to    11.34


                                                                              At December 31,
                                                          ------------------------------------------------------
                                                                                Unit Value
                                                                              Lowest to Highest
                                                          ------------------------------------------------------
                                                                          2006                    2005
                                                          ------------------------------------------------------
AIM V.I. Financial Services .............................      $ 13.39     to   $ 13.93    $ 11.64   to $ 12.25
AIM V.I. Global Health Care .............................        11.45     to    12.79       11.01   to   12.45
AIM V.I. Technology .....................................        10.48     to    13.13        9.60   to   12.17
All Asset Allocation (e) ................................        11.80     to    12.87       10.84   to   11.97
AXA Aggressive Allocation (ai) ..........................                           --                       --
AXA Conservative Allocation (ai) ........................                           --                       --
AXA Conservative-Plus Allocation (ai) ...................                           --                       --
AXA Moderate Allocation (ai) ............................                           --                       --
AXA Moderate-Plus Allocation (ai) .......................                           --                       --
Dreyfus Stock Index Fund, Inc. ..........................                         9.37                     8.22
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........                           --                       --
EQ/AllianceBernstein Value (af) (ag) (ak) ...............                           --                       --
EQ/BlackRock Basic Value Equity (b) (g) (t) .............        12.12     to    12.20       10.21   to   10.27
EQ/Bond Index ...........................................        12.79     to    24.57       12.49   to   23.95
EQ/Boston Advisors Equity Income (a) ....................        14.34     to    15.82       12.51   to   13.97
EQ/Calvert Socially Responsible (b) (c) (l) .............        10.81     to    10.82       10.40   to   10.52
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....                        11.38                    10.26
EQ/Caywood-Scholl High Yield Bond .......................        14.51     to    21.72       13.62   to   20.37
EQ/FI Mid Cap (s) (v) (y) ...............................        15.68     to    15.85                       --
EQ/GAMCO Mergers and Acquisitions .......................        12.07     to    12.26       11.03   to   11.06
EQ/GAMCO Small Company Value ............................        17.00     to    18.18       14.65   to   15.48
EQ/Government Securities ................................         9.90     to    10.82        9.79   to   10.57
EQ/International Growth .................................         9.77     to    17.82        7.88   to   14.36
EQ/JPMorgan Core Bond (u) (y) (ah) ......................        11.01     to    13.65                       --
EQ/Long Term Bond .......................................        10.96     to    12.69       11.00   to   12.59
EQ/Lord Abbett Growth and Income (p) (y) ................        13.94     to    14.51                       --
EQ/Lord Abbett Mid Cap Value (q) (y) ....................        15.87     to    16.22                       --
EQ/Marsico Focus (b) (f) ................................                        11.42                    10.58
EQ/Money Market (b) (h) .................................        10.26     to    10.42       10.04   to   10.07
EQ/Montag & Caldwell Growth (j) .........................        10.52     to    11.74        9.87   to   11.14
EQ/PIMCO Real Return ....................................        10.10     to    11.28       10.30   to   11.37
EQ/Short Duration Bond ..................................         9.90     to    10.30        9.75   to   10.03
EQ/Small Company Index (o) (ab) (aj) ....................                           --                       --
EQ/T. Rowe Price Growth Stock ...........................         8.50     to    44.03        8.97   to   46.43
EQ/UBS Growth and Income ................................        13.53     to    15.03       12.00   to   13.49
EQ/Van Kampen Emerging Markets Equity (w) (y)............        26.36     to    26.52                       --
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............                           --                       --
EQ/Van Kampen Real Estate (r) (aj) ......................                           --                       --
Fidelity VIP Contrafund(R) (i) ..........................                        12.47                    11.33
Franklin Income Securities (x) (z) ......................        14.62     to    14.82       12.67   to   12.68
Franklin Rising Dividends Securities ....................        14.01     to    15.44       12.26   to   13.34
Franklin Zero Coupon 2010 ...............................        10.16     to    10.59       10.17   to   10.46


                                                                                      At December 31,
                                                          -----------------------------------------------------------------------
                                                                   Unit Value                          Net Assets
                                                               Lowest to Highest                        (000's)
                                                          ---------------------------- ------------------------------------------
                                                                      2004                2007       2006       2005       2004
                                                          ---------------------------- ---------- ---------- ---------- ---------
AIM V.I. Financial Services ............................. $ 11.12    to  $ 11.85          $491       $737       $620       $415
AIM V.I. Global Health Care .............................  10.30     to    11.80         1,075      1,137      1,182        941
AIM V.I. Technology .....................................   9.51     to    12.21           468        437        404        232
All Asset Allocation (e) ................................  10.43     to    11.66        41,801     50,998     57,416     66,831
AXA Aggressive Allocation (ai) ..........................                     --           207         --         --         --
AXA Conservative Allocation (ai) ........................                     --           312         --         --         --
AXA Conservative-Plus Allocation (ai) ...................                     --            74         --         --         --
AXA Moderate Allocation (ai) ............................                     --           197         --         --         --
AXA Moderate-Plus Allocation (ai) .......................                     --           517         --         --         --
Dreyfus Stock Index Fund, Inc. ..........................                   7.96         7,632      9,999     10,675     12,061
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........                     --           518         --         --         --
EQ/AllianceBernstein Value (af) (ag) (ak) ...............                     --         1,944         --         --         --
EQ/BlackRock Basic Value Equity (b) (g) (t) .............                     --         2,297        617        449         --
EQ/Bond Index ...........................................  12.55     to    24.04         4,552      5,472      6,356      7,328
EQ/Boston Advisors Equity Income (a) ....................  11.92     to    13.47         5,265      6,532      6,455      6,295
EQ/Calvert Socially Responsible (b) (c) (l) .............                     --         1,269      1,499        302         --
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....                     --         3,578         31         82         --
EQ/Caywood-Scholl High Yield Bond .......................  13.44     to    20.08         4,895      6,372      7,429      8,311
EQ/FI Mid Cap (s) (v) (y) ...............................                     --         3,924      3,574         --         --
EQ/GAMCO Mergers and Acquisitions .......................  10.71     to    10.81         1,155      1,388      1,536      1,388
EQ/GAMCO Small Company Value ............................  14.39     to    15.02        35,189     39,906     39,859     44,141
EQ/Government Securities ................................   9.90     to    10.56         9,291     11,194     13,539     16,377
EQ/International Growth .................................   7.07     to    12.87         7,022      6,455      4,972      5,122
EQ/JPMorgan Core Bond (u) (y) (ah) ......................                     --         9,056      9,138         --         --
EQ/Long Term Bond .......................................  10.93     to    12.36         7,781      9,756     11,960     13,492
EQ/Lord Abbett Growth and Income (p) (y) ................                     --         5,654      6,689         --         --
EQ/Lord Abbett Mid Cap Value (q) (y) ....................                     --         4,739      5,976         --         --
EQ/Marsico Focus (b) (f) ................................                     --         4,335      5,116      5,152         --
EQ/Money Market (b) (h) .................................                     --        12,574     16,953     14,727         --
EQ/Montag & Caldwell Growth (j) .........................   9.47     to    10.83        17,824     18,655     22,336     18,647
EQ/PIMCO Real Return ....................................  10.48     to    11.42         2,086      1,868      2,174      2,422
EQ/Short Duration Bond ..................................   9.86     to    10.02         1,286      1,166      1,183      1,144
EQ/Small Company Index (o) (ab) (aj) ....................                     --         1,335         --         --         --
EQ/T. Rowe Price Growth Stock ...........................   8.75     to    45.23        15,430     19,636     26,789     31,141
EQ/UBS Growth and Income ................................  11.14     to    12.68        10,037     12,054     11,947     12,519
EQ/Van Kampen Emerging Markets Equity (w) (y)............                     --         3,550      2,484         --         --
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............                     --         4,615         --         --         --
EQ/Van Kampen Real Estate (r) (aj) ......................                     --         6,835         --         --         --
Fidelity VIP Contrafund(R) (i) ..........................                   9.83        11,139      8,680      8,300      7,901
Franklin Income Securities (x) (z) ......................  12.63     to    12.78        10,703      5,369      4,939      3,387
Franklin Rising Dividends Securities ....................  12.14     to    13.06         2,507      2,746      2,044      1,655
Franklin Zero Coupon 2010 ...............................  10.28     to    10.45           836        670        596        554

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                         At December 31,
                                              ---------------------------------------------------------------------
                                                                Units                           Unit Value
                                                             Outstanding                     Lowest to Highest
                                              -----------------------------------------    ------------------------
                                                 2007      2006      2005       2004               2007
                                              --------- --------- --------- -----------    -------------------------
Janus Aspen Series Balanced ................. 437,208   575,752   708,558     844,869                 $ 13.28
Janus Aspen Series Forty .................... 486,977   552,775   639,220     607,888      19.69   to   19.77
Janus Aspen Series International Growth ..... 206,073   215,541   206,776     193,305      29.53   to   32.78
Janus Aspen Series Mid Cap Growth ........... 569,309   754,846   900,424   1,025,783                    7.38
Janus Aspen Series Worldwide Growth ......... 605,735   735,994   903,065   1,201,583                    7.03
MFS(R) Utilities ............................ 109,645   100,399   104,158      70,230                   26.56
Multimanager High Yield (n) (y) ............. 249,286   264,611        --          --      12.15   to   14.64
Multimanager Small Cap Growth ............... 497,224   624,682   665,881     762,501      12.91   to   14.30
Oppenheimer Global Securities ............... 314,770   336,176   321,227     254,908      19.01   to   20.42
PIMCO Global Bond (Unhedged) ................ 170,108   186,382   203,418     211,516      11.61   to   15.19
PIMCO StocksPLUS Growth and Income .......... 290,384   341,760   370,336     369,386      14.32   to   14.51
ProFund VP Bear .............................  17,568    17,613     8,035       8,652       6.42   to    7.97
ProFund VP Rising Rates Opportunity .........  74,179    84,344   101,148     129,535       7.19   to    7.39
ProFund VP UltraBull ........................ 113,966   125,478   135,836     168,174      17.24   to   17.36
UIF Global Value Equity .....................  64,754    59,055    49,333      42,646      14.92   to   16.65


                                                                                At December 31,
                                              ----------------------------------------------------------------------------
                                                                                  Unit Value
                                                                               Lowest to Highest
                                              ----------------------------------------------------------------------------
                                                         2006                   2005                      2004
                                              -----------------------  ----------------------   --------------------------
Janus Aspen Series Balanced .................              $ 12.18                   $ 11.15                    $ 10.47
Janus Aspen Series Forty .................... 14.64    to    14.76      13.58    to    13.86      12.21     to    12.62
Janus Aspen Series International Growth ..... 23.35    to    26.24      16.12    to    18.33      12.36     to    14.23
Janus Aspen Series Mid Cap Growth ...........                 6.13                      5.47                       4.93
Janus Aspen Series Worldwide Growth .........                 6.50                      5.58                       5.34
MFS(R) Utilities ............................ 21.02    to    21.28      16.21    to    16.60      14.04     to    14.56
Multimanager High Yield (n) (y) ............. 12.04    to    14.33                        --                         --
Multimanager Small Cap Growth ............... 12.60    to    14.13      11.57    to    13.13      10.88     to    12.51
Oppenheimer Global Securities ............... 18.36    to    19.48      16.02    to    16.80      14.39     to    14.91
PIMCO Global Bond (Unhedged) ................ 10.84    to    14.01      10.61    to    13.55      11.64     to    14.68
PIMCO StocksPLUS Growth and Income .......... 13.56    to    13.90      11.95    to    12.40      11.69     to    12.28
ProFund VP Bear .............................  6.54    to     8.02       7.24    to     8.77       7.52     to     9.00
ProFund VP Rising Rates Opportunity .........  7.77    to     7.89       7.23    to     7.25       7.96     to     8.04
ProFund VP UltraBull ........................ 17.44    to    17.51      14.33    to    14.58      14.13     to    14.56
UIF Global Value Equity ..................... 14.16    to    16.00      11.82    to    13.52      11.30     to    13.09


                                                          At December 31,
                                              ---------------------------------------
                                                            Net Assets
                                                              (000's)
                                              ---------------------------------------
                                                 2007      2006      2005      2004
                                              --------- --------- --------- ---------
Janus Aspen Series Balanced ................. $5,806    $7,011    $7,898    $8,842
Janus Aspen Series Forty ....................  7,195     5,782     6,074     4,917
Janus Aspen Series International Growth .....  6,129     5,077     3,367     2,421
Janus Aspen Series Mid Cap Growth ...........  4,199     4,625     4,922     5,060
Janus Aspen Series Worldwide Growth .........  4,260     4,781     5,031     6,410
MFS(R) Utilities ............................  3,071     2,237     1,792     1,059
Multimanager High Yield (n) (y) .............  3,566     3,714        --        --
Multimanager Small Cap Growth ...............  5,455     6,649     6,488     6,937
Oppenheimer Global Securities ...............  6,539     6,725     5,543     3,898
PIMCO Global Bond (Unhedged) ................  2,459     2,494     2,644     2,984
PIMCO StocksPLUS Growth and Income ..........  4,275     4,769     4,562     4,462
ProFund VP Bear .............................    132       133        59        65
ProFund VP Rising Rates Opportunity .........    607       731       809     1,140
ProFund VP UltraBull ........................  2,052     2,278     2,035     2,476
UIF Global Value Equity .....................  1,006       877       608       509

--------------------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005.
(b)   Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Research Guardian was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)   EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
      2005.
(i) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(j) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(k) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 5)
(l) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(m) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(n) Multimanager High Yield was substituted for Lord Abbett Bond-Debenture on November 3, 2006. (See Note 5)
(o) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007 (see Note 5)
(p) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(q) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(r) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(s) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(t) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(u) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(v) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)

--------------------
(w) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(x) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(y)   Units were made available for sale on November 3, 2006.
(z) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ab) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ac) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(ad) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(ae) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(af) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)
(ag) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(ah) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ai)  Units were made available for sale on June 15, 2007.
(aj)  Units were made available for sale on August 17, 2007.
(ak)  Units were made available for sale on November 16, 2007.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                            For the period ended December 31,
                                                          ---------------------------------------------------------------------
                                                                          Investment                       Expense Ratio**
                                                                            Income                            Lowest to
                                                                            Ratio*                             Highest
                                                          -------------------------------------------  -----------------------
                                                            2007    2006       2005        2004                2007
                                                          -------  -------    ------     -------      -----------------------
AIM V.I. Financial Services .............................  1.61%     1.68%      1.39%       0.97%       1.20     to     2.42%
AIM V.I. Global Health Care .............................  0.00      0.00       0.00        0.00        1.20     to     2.42
AIM V.I. Technology .....................................  0.00      0.00       0.00        0.00        1.20     to     2.42
All Asset Allocation (e) ................................  3.28      2.63       2.61        2.74        1.20     to     2.42
AXA Aggressive Allocation (ai) ..........................  6.05                   --         --         1.20     to     2.42
AXA Conservative Allocation (ai) ........................  4.51        --         --         --         1.20     to     2.42
AXA Conservative-Plus Allocation (ai) ................... 29.53        --         --         --         1.20     to     2.42
AXA Moderate Allocation (ai) ............................ 11.83        --         --         --         1.20     to     2.42
AXA Moderate-Plus Allocation (ai) .......................  4.01        --         --         --         1.20     to     2.42
Dreyfus Stock Index Fund, Inc. ..........................  1.65      1.64       1.59        1.79                        1.35
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........  0.00        --         --         --         1.20     to     2.42
EQ/AllianceBernstein Value (af) (ag) (ak) ...............  1.68        --         --         --         1.20     to     2.42
EQ/BlackRock Basic Value Equity (b) (g) (t) .............  3.22      1.30       0.92        0.00        1.20     to     2.42
EQ/Bond Index ...........................................  4.82      4.39       4.32        9.37        1.25     to     1.35
EQ/Boston Advisors Equity Income (a) ....................  1.58      1.67       1.29        2.57        1.20     to     2.42
EQ/Calvert Socially Responsible (b) (c) (l) .............  0.36        --       0.00        0.00        1.20     to     2.42
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....  9.26      0.31       0.69        0.00        1.20     to     2.42
EQ/Caywood-Scholl High Yield Bond .......................  5.97      5.17       5.33       11.37        1.25     to     1.35
EQ/FI Mid Cap (s) (v) (y) ...............................  0.00      0.26         --         --         1.20     to     2.42
EQ/ GAMCO Mergers and Acquisitions ......................  0.58      1.77       0.62        0.12        1.20     to     2.42
EQ/GAMCO Small Company Value ............................  0.39      0.82       0.40        0.02        1.20     to     2.42
EQ/Government Securities ................................  4.24      4.09       3.28        5.58        1.20     to     2.42
EQ/International Growth .................................  0.52      0.79       1.47        1.14        1.25     to     1.35
EQ/JPMorgan Core Bond (u) (y) (ah) ......................  5.08      4.41         --         --         1.20     to     2.42
EQ/Long Term Bond .......................................  3.74      3.76       1.89        9.88        1.20     to     2.42
EQ/Lord Abbett Growth and Income (p) (y) ................  1.25      0.78         --         --         1.20     to     2.42
EQ/Lord Abbett Mid Cap Value (q) (y) ....................  0.67      0.62         --         --         1.20     to     2.42
EQ/Marsico Focus (b) (f) ................................  0.16      0.16       0.00        0.00                        1.35
EQ/Money Market (b) (h) .................................  4.88      4.62       1.08        0.00        1.20     to     2.42
EQ/Montag & Caldwell Growth (j) .........................  0.18      0.18       0.26        0.41        1.20     to     2.42
EQ/PIMCO Real Return ....................................  2.50      3.12       1.98        2.17        1.20     to     2.42
EQ/Short Duration Bond ..................................  4.10      3.31       1.07        2.62        1.20     to     2.42
EQ/Small Company Index (o) (ab) (aj) ....................  3.57        --         --         --         1.20     to     2.42
EQ/T. Rowe Price Growth Stock ...........................  0.07      0.00       0.00        0.00        1.25     to     1.35
EQ/UBS Growth and Income ................................  0.73      0.74       0.65        1.71        1.20     to     2.42
EQ/Van Kampen Emerging Markets Equity (w) (y)............  0.00      0.59         --         --         1.20     to     2.42
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............  1.07        --         --         --         1.20     to     2.42
EQ/Van Kampen Real Estate (r) (aj) ......................  0.86        --         --         --         1.20     to     2.42
Fidelity VIP Contrafund(R) (i) ..........................  0.93      1.12       0.21        0.26                        1.35
Franklin Income Securities (x) (z) ......................  3.01      3.62       3.39        2.72        1.20     to     2.42
Franklin Rising Dividends Securities ....................  2.38      1.12       0.90        0.57        1.20     to     2.42


                                                                           For the period ended December 31,
                                                          -----------------------------------------------------------------------
                                                                                      Expense Ratio**
                                                                                       Lowest to
                                                                                        Highest
                                                          -----------------------------------------------------------------------
                                                                  2006                      2005                     2004
                                                          ------------------------- -------------------------  -------------------
AIM V.I. Financial Services ............................. 1.20     to     2.42%      1.20     to     2.42%     1.20    to    2.42%
AIM V.I. Global Health Care ............................. 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
AIM V.I. Technology ..................................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
All Asset Allocation (e) ................................ 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
AXA Aggressive Allocation (ai) ..........................                                              --                      --
AXA Conservative Allocation (ai) ........................                   --                         --                      --
AXA Conservative-Plus Allocation (ai) ...................                   --                         --                      --
AXA Moderate Allocation (ai) ............................                   --                         --                      --
AXA Moderate-Plus Allocation (ai) .......................                   --                         --                      --
Dreyfus Stock Index Fund, Inc. ..........................                 1.35                       1.35                    1.35
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........                   --                         --                      --
EQ/AllianceBernstein Value (af) (ag) (ak) ...............                   --                         --                      --
EQ/BlackRock Basic Value Equity (b) (g) (t) ............. 1.20     to     2.42       1.20     to     2.42                    0.00
EQ/Bond Index ........................................... 1.25     to     1.35       1.25     to     1.35      1.25    to    1.35
EQ/Boston Advisors Equity Income (a) .................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Calvert Socially Responsible (b) (c) (l) ............. 1.20     to     2.42       1.20     to     2.42                      --
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....                 1.25                       1.25                      --
EQ/Caywood-Scholl High Yield Bond ....................... 1.25     to     1.35       1.25     to     1.35      1.25    to    1.35
EQ/FI Mid Cap (s) (v) (y) ............................... 1.20     to     2.42                         --                      --
EQ/ GAMCO Mergers and Acquisitions ...................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/GAMCO Small Company Value ............................ 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Government Securities ................................ 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/International Growth ................................. 1.25     to     1.35       1.25     to     1.35      1.25    to    1.35
EQ/JPMorgan Core Bond (u) (y) (ah) ...................... 1.20     to     2.42                         --                      --
EQ/Long Term Bond ....................................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Lord Abbett Growth and Income (p) (y) ................ 1.20     to     2.42                         --                      --
EQ/Lord Abbett Mid Cap Value (q) (y) .................... 1.20     to     2.42                         --                      --
EQ/Marsico Focus (b) (f) ................................                 1.35                       1.35                      --
EQ/Money Market (b) (h) ................................. 1.20     to     2.42       1.20     to     2.42                      --
EQ/Montag & Caldwell Growth (j) ......................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/PIMCO Real Return .................................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Short Duration Bond .................................. 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Small Company Index (o) (ab) (aj) ....................                   --                         --                      --
EQ/T. Rowe Price Growth Stock ........................... 1.25     to     1.35       1.25     to     1.35      1.25    to    1.35
EQ/UBS Growth and Income ................................ 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
EQ/Van Kampen Emerging Markets Equity (w) (y)............ 1.20     to     2.42                         --                      --
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............                   --                         --                      --
EQ/Van Kampen Real Estate (r) (aj) ......................                   --                         --                      --
Fidelity VIP Contrafund(R) (i) ..........................                 1.35                       1.35                    1.35
Franklin Income Securities (x) (z) ...................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42
Franklin Rising Dividends Securities .................... 1.20     to     2.42       1.20     to     2.42      1.20    to    2.42


                                                                     For the period ended December 31,
                                                          -----------------------------------------------------
                                                                            Total Return***
                                                                               Lowest to
                                                                                Highest
                                                          -----------------------------------------------------
                                                                   2007                        2006
                                                          -----------------------   ---------------------------
AIM V.I. Financial Services ............................. (24.12)%   to  (23.15)%    13.71%      to     15.03%
AIM V.I. Global Health Care .............................   9.15     to   10.48       2.73       to      4.00
AIM V.I. Technology .....................................   5.10     to    6.39       7.89       to      9.17
All Asset Allocation (e) ................................   2.02     to    3.31       7.52       to      8.86
AXA Aggressive Allocation (ai) ..........................  (3.12)    to   (2.43)                           --
AXA Conservative Allocation (ai) ........................   2.39     to    3.09                            --
AXA Conservative-Plus Allocation (ai) ...................   0.40     to    1.09                            --
AXA Moderate Allocation (ai) ............................  (0.10)    to    0.59                            --
AXA Moderate-Plus Allocation (ai) .......................  (1.37)    to   (0.78)                           --
Dreyfus Stock Index Fund, Inc. ..........................                  3.84                         13.99
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........   4.69     to    5.22                            --
EQ/AllianceBernstein Value (af) (ag) (ak) ...............  (0.41)    to   (0.33)                           --
EQ/BlackRock Basic Value Equity (b) (g) (t) .............  (1.32)    to    0.00      18.01       to     19.49
EQ/Bond Index ...........................................   5.24     to    5.33       2.40       to      2.59
EQ/Boston Advisors Equity Income (a) ....................   1.20     to    2.44      13.24       to     14.63
EQ/Calvert Socially Responsible (b) (c) (l) .............   9.44     to   10.81       2.76       to      4.04
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....  (1.63)    to   (1.42)                        10.92
EQ/Caywood-Scholl High Yield Bond .......................   1.38     to    1.52       6.53       to      6.63
EQ/FI Mid Cap (s) (v) (y) ...............................   5.68     to    7.00       2.55       to      2.72
EQ/ GAMCO Mergers and Acquisitions ......................   0.99     to    2.12       9.43       to     10.85
EQ/GAMCO Small Company Value ............................   6.65     to    7.98      16.04       to     17.44
EQ/Government Securities ................................   4.14     to    5.45       1.12       to      2.37
EQ/International Growth .................................  14.64     to   14.70      23.98       to     24.09
EQ/JPMorgan Core Bond (u) (y) (ah) ......................   0.91     to    2.12       0.00       to      0.22
EQ/Long Term Bond .......................................   5.11     to    6.38      (0.36)      to      0.79
EQ/Lord Abbett Growth and Income (p) (y) ................   1.24     to    2.44       2.91       to      3.11
EQ/Lord Abbett Mid Cap Value (q) (y) ....................  (1.60)    to   (0.38)      2.08       to      2.19
EQ/Marsico Focus (b) (f) ................................                 12.52                          7.94
EQ/Money Market (b) (h) .................................   2.44     to    3.74       2.19       to      3.48
EQ/Montag & Caldwell Growth (j) .........................  17.89     to   19.39       5.39       to      6.59
EQ/PIMCO Real Return ....................................   8.81     to   10.11      (1.94)      to     (0.79)
EQ/Short Duration Bond ..................................   2.73     to    4.08       1.54       to      2.69
EQ/Small Company Index (o) (ab) (aj) ....................  (0.55)    to   (0.37)                           --
EQ/T. Rowe Price Growth Stock ...........................   5.76     to    5.88      (5.24)      to     (5.17)
EQ/UBS Growth and Income ................................  (1.26)    to   (0.07)     11.42       to     12.75
EQ/Van Kampen Emerging Markets Equity (w) (y)............  38.95     to   40.67       9.14       to      9.33
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............  10.74     to   11.26                            --
EQ/Van Kampen Real Estate (r) (aj) ......................  (9.32)    to   (8.92)                           --
Fidelity VIP Contrafund(R) (i) ..........................                 15.96                         10.06
Franklin Income Securities (x) (z) ......................   1.30     to    2.50      15.39       to     16.88
Franklin Rising Dividends Securities ....................  (5.00)    to   (3.82)     14.27       to     15.74



                                                                    For the period ended December 31,
                                                          -----------------------------------------------------
                                                                             Total Return***
                                                                                Lowest to
                                                                                 Highest
                                                          -----------------------------------------------------
                                                                     2005                       2004
                                                          -----------------------    --------------------------
AIM V.I. Financial Services .............................  3.38%    to     4.68%      6.09%    to     7.34%
AIM V.I. Global Health Care .............................  5.51     to     6.89       5.08     to     6.30
AIM V.I. Technology ..................................... (0.33)    to     0.95       4.54     to     5.78
All Asset Allocation (e) ................................  2.66     to     3.93       6.00     to     7.30
AXA Aggressive Allocation (ai) ..........................                    --                         --
AXA Conservative Allocation (ai) ........................                    --                         --
AXA Conservative-Plus Allocation (ai) ...................                    --                         --
AXA Moderate Allocation (ai) ............................                    --                         --
AXA Moderate-Plus Allocation (ai) .......................                    --                         --
Dreyfus Stock Index Fund, Inc. ..........................                  3.27                       9.19
EQ/AllianceBernstein Small Cap Growth (m) (aj) ..........                    --                         --
EQ/AllianceBernstein Value (af) (ag) (ak) ...............                    --                         --
EQ/BlackRock Basic Value Equity (b) (g) (t) .............  1.38     to     1.69                         --
EQ/Bond Index ........................................... (0.48)    to    (0.37)      0.32     to     0.38
EQ/Boston Advisors Equity Income (a) ....................  3.71     to     4.95      15.03     to    16.52
EQ/Calvert Socially Responsible (b) (c) (l) .............  2.63     to     2.97                         --
EQ/Capital Guardian Research (b) (d) (ac) (ad) (ae) .....                  1.68                         --
EQ/Caywood-Scholl High Yield Bond .......................  1.34     to     1.44       8.21     to     8.36
EQ/FI Mid Cap (s) (v) (y) ...............................                    --                         --
EQ/ GAMCO Mergers and Acquisitions ......................  2.04     to     3.27       2.85     to     4.08
EQ/GAMCO Small Company Value ............................  1.81     to     3.06      18.05     to    19.49
EQ/Government Securities ................................ (1.11)    to     0.09      (1.10)    to     0.19
EQ/International Growth ................................. 11.46     to    11.58       3.96     to     3.97
EQ/JPMorgan Core Bond (u) (y) (ah) ......................                    --                         --
EQ/Long Term Bond .......................................  0.64     to     1.86       5.30     to     6.64
EQ/Lord Abbett Growth and Income (p) (y) ................                    --                         --
EQ/Lord Abbett Mid Cap Value (q) (y) ....................                    --                         --
EQ/Marsico Focus (b) (f) ................................                  4.86                         --
EQ/Money Market (b) (h) .................................  0.40     to     0.70                         --
EQ/Montag & Caldwell Growth (j) .........................  2.86     to     4.22       1.59     to     2.82
EQ/PIMCO Real Return .................................... (1.72)    to    (0.44)      2.34     to     3.54
EQ/Short Duration Bond .................................. (1.12)    to     0.10      (0.70)    to     0.50
EQ/Small Company Index (o) (ab) (aj) ....................                    --                         --
EQ/T. Rowe Price Growth Stock ...........................  2.51     to     2.65      12.04     to    12.12
EQ/UBS Growth and Income ................................  6.39     to     7.72      10.55     to    11.96
EQ/Van Kampen Emerging Markets Equity (w) (y)............                    --                         --
EQ/Van Kampen Mid Cap Growth (aa) (aj) (k) ..............                    --                         --
EQ/Van Kampen Real Estate (r) (aj) ......................                    --                         --
Fidelity VIP Contrafund(R) (i) ..........................                 15.26                      13.77
Franklin Income Securities (x) (z) ...................... (0.86)    to     0.40      11.13     to    12.47
Franklin Rising Dividends Securities ....................  0.99     to     2.14       8.30     to     9.75

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                    For the period ended December 31,
                                                  ---------------------------------------------------------------------
                                                                  Investment                       Expense Ratio**
                                                                    Income                            Lowest to
                                                                    Ratio*                             Highest
                                                  -------------------------------------------   -----------------------
                                                   2007         2006       2005       2004               2007
                                                  -------      -------    -------    -------    -----------------------
Franklin Zero Coupon 2010 .......................   4.49%       3.62%      4.11%      2.64%       1.20%    to    2.42%
Janus Aspen Series Balanced .....................   2.45        2.07       2.23       2.20                       1.35
Janus Aspen Series Forty ........................   0.27        0.27       0.16       0.21        1.20     to    2.42
Janus Aspen Series International Growth .........   0.44        1.83       1.10       0.91        1.20     to    2.42
Janus Aspen Series Mid Cap Growth ...............   0.20        0.00       0.00       0.00                       1.35
Janus Aspen Series Worldwide Growth .............   0.73        1.72       1.31       0.98                       1.35
MFS(R) Utilities ................................   0.92        1.95       0.55       1.33        1.20     to    2.42
Multimanager High Yield (n) (y) .................   7.55        6.94         --         --        1.20     to    2.42
Multimanager Small Cap Growth ...................   0.00        0.00       0.00       0.00        1.20     to    2.42
Oppenheimer Global Securities ...................   1.14        0.82       0.80       0.88        1.20     to    2.42
PIMCO Global Bond (Unhedged) ....................   2.99        3.32       2.51       1.87        1.20     to    2.42
PIMCO StocksPLUS Growth and Income ..............   7.48        4.92       2.34       1.88        1.20     to    2.42
ProFund VP Bear .................................   3.91        1.59       0.00       0.00        1.20     to    2.42
ProFund VP Rising Rates Opportunity .............   5.37        1.75       0.00       0.00        1.20     to    2.42
ProFund VP UltraBull ............................  11.98        0.38       0.08       0.00        1.20     to    2.42
UIF Global Value Equity .........................   1.76        1.67       1.04       0.70        1.20     to    2.42



                                                                          For the period ended December 31,
                                                  --------------------------------------------------------------------------------
                                                                                  Expense Ratio**
                                                                                     Lowest to
                                                                                      Highest
                                                  --------------------------------------------------------------------------------
                                                             2006                       2005                       2004
                                                  -----------------------    ------------------------    ------------------------
Franklin Zero Coupon 2010 ....................... 1.20%     to     2.42%      1.20%      to     2.42%      1.20%      to     2.42%
Janus Aspen Series Balanced .....................                  1.35                         1.35                         1.35
Janus Aspen Series Forty ........................ 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
Janus Aspen Series International Growth ......... 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
Janus Aspen Series Mid Cap Growth ...............                  1.35                         1.35                         1.35
Janus Aspen Series Worldwide Growth .............                  1.35                         1.35                         1.35
MFS(R) Utilities ................................ 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
Multimanager High Yield (n) (y) ................. 1.20      to     2.42                           --                           --
Multimanager Small Cap Growth ................... 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
Oppenheimer Global Securities ................... 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
PIMCO Global Bond (Unhedged) .................... 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
PIMCO StocksPLUS Growth and Income .............. 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
ProFund VP Bear ................................. 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
ProFund VP Rising Rates Opportunity ............. 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
ProFund VP UltraBull ............................ 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42
UIF Global Value Equity ......................... 1.20      to     2.42       1.20       to     2.42       1.20       to     2.42



                                                                       For the period ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                                Total Return***
                                                                                   Lowest to
                                                                                    Highest
                                                  ------------------------------------------------------------------------------
                                                            2007                       2006                       2005
                                                  ------------------------  --------------------------   -----------------------
Franklin Zero Coupon 2010 .......................  5.81%     to      7.08%     (0.10)%          1.24%     (1.07)%   to     0.10%
Janus Aspen Series Balanced .....................                    9.03                       9.24                       6.49
Janus Aspen Series Forty ........................ 33.40      to     35.04       6.49      to    7.81       9.83     to    11.22
Janus Aspen Series International Growth ......... 24.92      to     26.47      43.15      to   44.85      28.81     to    30.42
Janus Aspen Series Mid Cap Growth ...............                   20.39                      12.07                      10.95
Janus Aspen Series Worldwide Growth .............                    8.15                      16.49                       4.49
MFS(R) Utilities ................................ 24.81      to     26.36      28.19      to   29.67      14.01     to    15.46
Multimanager High Yield (n) (y) .................  0.91      to      2.16       1.35      to    1.49                         --
Multimanager Small Cap Growth ...................  1.20      to      2.46       7.62      to    8.90       4.96     to     6.34
Oppenheimer Global Securities ...................  3.54      to      4.83      14.61      to   15.95      11.33     to    12.68
PIMCO Global Bond (Unhedged) ....................  7.10      to      8.42       2.17      to    3.39      (8.85)    to    (7.70)
PIMCO StocksPLUS Growth and Income ..............  4.39      to      5.60      12.10      to   13.47       0.98     to     2.22
ProFund VP Bear ................................. (1.83)     to     (0.62)     (9.67)     to   (8.55)     (3.72)    to    (2.56)
ProFund VP Rising Rates Opportunity ............. (7.46)     to     (6.34)      7.47      to    8.83     (10.07)    to    (8.92)
ProFund VP UltraBull ............................ (1.54)     to     (0.34)     20.10      to   21.56       0.14     to     1.42
UIF Global Value Equity .........................  4.06      to      5.37      18.34      to   19.80       3.28     to     4.60


                                                          For the period
                                                         ended December 31,
                                                  ------------------------------
                                                         Total Return***
                                                           Lowest to
                                                            Highest
                                                  -----------------------------
                                                            2004
                                                  -----------------------------
Franklin Zero Coupon 2010 .......................     1.98%   to   3.16%
Janus Aspen Series Balanced .....................                  7.06
Janus Aspen Series Forty ........................    15.15    to  16.51
Janus Aspen Series International Growth .........    15.79    to  17.27
Janus Aspen Series Mid Cap Growth ...............                 19.08
Janus Aspen Series Worldwide Growth .............                  3.49
MFS(R) Utilities ................................    27.05    to  28.69
Multimanager High Yield (n) (y) .................                    --
Multimanager Small Cap Growth ...................     9.83    to  11.13
Oppenheimer Global Securities ...................    16.05    to  17.49
PIMCO Global Bond (Unhedged) ....................     7.88    to   9.23
PIMCO StocksPLUS Growth and Income ..............     8.19    to   9.56
ProFund VP Bear .................................   (12.35)   to (10.00)
ProFund VP Rising Rates Opportunity .............   (12.99)   to (11.95)
ProFund VP UltraBull ............................    14.38    to  15.72
UIF Global Value Equity .........................    10.84    to  12.10


----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.


(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005.
(b)   Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Research Guardian was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)   EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
      2005.
(i) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(j) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(k) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 5)
(l) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(m) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(n) Multimanager High Yield was substituted for Lord Abbett Bond-Debenture on November 3, 2006. (See Note 5)
(o) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 5)
(p) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(q) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(r) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(s) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(t) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(u) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6.    Financial Highlights (Continued)

(v) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)
(w) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(x) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(y)   Units were made available for sale on November 3, 2006.
(z) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ab) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ac) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(ad) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(ae) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(af) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)
(ag) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(ah) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ai)  Units were made available for sale on June 15, 2007.
(aj)  Units were made available for sale on August 17, 2007.
(ak)  Units were made available for sale on November 16, 2007.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                    At December 31, 2003
                                                       ----------------------------------------------
                                                                          Unit Value
                                                           Units          Lowest to        Net Assets
                                                        Outstanding         Highest          (000's)
                                                       -------------  -------------------- ----------
AIM V.I. Financial Services Portfolio ................      15,345    $  10.36 to 11.02     $     164
AIM V.I. Health Sciences Portfolio ...................      61,543        9.69 to 10.37           613
AIM V.I. Telecommunications Portfolio ................      13,349        8.99 to 11.92           146
Dreyfus Stock Index Portfolio--Initial Class .........   1,665,283                 7.29        12,140
EQ/Enterprise Equity Portfolio .......................   2,464,661        7.81 to 40.34        33,985
EQ/Enterprise Equity Income Portfolio ................     401,118       10.23 to 10.69         4,055
EQ/Enterprise Growth & Income Portfolio ..............   1,450,659        9.74 to  9.95        11,513
EQ/Enterprise Growth Portfolio (1) ...................   2,675,997        9.21 to  9.26        19,708
EQ/Enterprise High-Yield Portfolio ...................     592,625       12.42 to 18.53         8,570
EQ/Enterprise International Growth Portfolio (1a).....     589,052        6.80 to 12.38         5,529
EQ/Enterprise Managed Portfolio (1b) .................   2,889,066        9.72 to 10.48        72,961
EQ/Enterprise Small Company Growth Portfolio .........     829,768        9.79 to 10.28         6,660
EQ/Enterprise Small Company Value Portfolio ..........   1,708,044       11.25 to 12.57        38,972
EQ/Enterprise Total Return Portfolio .................     181,090       10.94 to 11.03         1,987
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................      13,544                10.83           145
EQ/Enterprise Short Duration Bond Portfolio (4) ......      72,140                 9.98           719
EQ/MONY Government Securities Portfolio ..............   1,451,452       10.44 to 10.54        17,388
EQ/MONY Intermediate Term Bond Portfolio .............     537,633       12.51 to 23.95         8,588
EQ/MONY Long Term Bond Portfolio .....................     819,837       11.51 to 11.59        14,730
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................     835,972                 8.64         7,219
Franklin Income Securities Fund--Class 2 (5) .........      57,767                11.34           653
Franklin Rising Dividends Securities Fund--
Class 2 (6) ..........................................      41,019                11.90           487
Franklin Zero Coupon 2010 Fund--Class 2 (7) ..........      13,087                 9.37           127
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................   1,179,746                 4.14         4,884
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................   1,002,538                 9.78         9,800
Janus Aspen Series Capital Appreciation
Portfolio ............................................     658,342        6.35 to 10.60         4,409
Janus Aspen Series International Growth
Portfolio-- Service Class ............................     127,630       10.54 to 10.65         1,356
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   1,453,535                 5.16         7,502
MFS Utilities Portfolio--Initial Class ...............      22,327       10.91 to 12.46           255
Oppenheimer Global Securities Portfolio--
Service Class (8) ....................................      60,559                13.78           789
PIMCO Advisors VIT OpCap Small Cap Portfolio .........       3,657                50.07           183
PIMCO Global Bond Portfolio--
Administrative Class .................................     166,670       12.66 to 13.44         2,164
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ......................     219,298       10.67 to 11.19         2,402
PROFUNDS VP Bear Portfolio--
Investor Class (9) ...................................       4,034                 8.13            33
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) ........................      60,738                10.61           622
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ...................................      58,999                13.44           764
UIF Global Value Equity Portfolio--Class I ...........      28,631       10.08 to 10.97           302



                                                                       For the period ended December 31, 2003
                                                       -----------------------------------------------------------------------
                                                        Investment              Expense Ratio**              Total Return***
                                                          Income                  Lowest to                     Lowest to
                                                          Ratio*                    Highest                      Highest
                                                       ------------ -------------------------------------- -------------------
AIM V.I. Financial Services Portfolio ................     0.89%          1.20 to 1.45%                      27.69 to 28.06%
AIM V.I. Health Sciences Portfolio ...................      0.00          1.20 to 1.45                       26.00 to 26.17
AIM V.I. Telecommunications Portfolio ................      0.00          1.20 to 1.45                       32.44 to 32.79
Dreyfus Stock Index Portfolio--Initial Class .........      1.48                  1.35                                26.56
EQ/Enterprise Equity Portfolio .......................      0.00          1.25 to 1.35                       50.77 to 51.03
EQ/Enterprise Equity Income Portfolio ................      1.51          1.20 to 1.45                       24.88 to 25.06
EQ/Enterprise Growth & Income Portfolio ..............      1.01          1.20 to 1.45                       25.84 to 25.95
EQ/Enterprise Growth Portfolio (1) ...................      0.44          1.20 to 1.45                       15.46 to 15.70
EQ/Enterprise High-Yield Portfolio ...................      2.60          1.25 to 1.35                       21.05 to 21.11
EQ/Enterprise International Growth Portfolio (1a).....      0.48          1.25 to 1.35                       29.03 to 29.36
EQ/Enterprise Managed Portfolio (1b) .................      1.14          1.20 to 1.45                       19.23 to 19.41
EQ/Enterprise Small Company Growth Portfolio .........      0.00          1.20 to 1.45                       21.23 to 21.61
EQ/Enterprise Small Company Value Portfolio ..........      0.11          1.20 to 1.45                       35.54 to 35.75
EQ/Enterprise Total Return Portfolio .................      2.89          1.20 to 1.45                        4.19 to 4.45
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................      0.00                  1.35(+)                              8.30
EQ/Enterprise Short Duration Bond Portfolio (4) ......     6.29(+)                1.35(+)                             (0.20)
EQ/MONY Government Securities Portfolio ..............      2.42          1.20 to 1.45                        0.19 to 0.48
EQ/MONY Intermediate Term Bond Portfolio .............      4.64          1.25 to 1.35                        1.87 to 2.00
EQ/MONY Long Term Bond Portfolio .....................      5.36          1.20 to 1.45                        3.32 to 3.57
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................      0.37                  1.35                                26.69
Franklin Income Securities Fund--Class 2 (5) .........     0.13(+)                1.45(+)                             13.40
Franklin Rising Dividends Securities Fund--
Class 2 (6) ..........................................     0.41(+)     1.20(+) to 2.42(+)                             19.00
Franklin Zero Coupon 2010 Fund--Class 2 (7) ..........     1.86(+)                1.35(+)                             (6.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................      0.00                  1.35                                33.12
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................      2.15                  1.35                                12.54
Janus Aspen Series Capital Appreciation
Portfolio ............................................      0.46          1.20 to 1.45                       18.44 to 18.91
Janus Aspen Series International Growth
Portfolio-- Service Class ............................      0.93          1.20 to 1.45                       32.63 to 32.91
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................      1.10                  1.35                                22.27
MFS Utilities Portfolio--Initial Class ...............      1.99          1.20 to 1.45                       33.98 to 34.19
Oppenheimer Global Securities Portfolio--
Service Class (8) ....................................      0.00                  1.35(+)                             37.80
PIMCO Advisors VIT OpCap Small Cap Portfolio .........      0.07                  1.25                                40.88
PIMCO Global Bond Portfolio--
Administrative Class .................................      2.05          1.20 to 1.45                       12.73 to 13.13
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ......................      2.63          1.20 to 1.45                       28.62 to 28.71
PROFUNDS VP Bear Portfolio--
Investor Class (9) ...................................      0.00                  1.45(+)                           (18.70)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) ........................      0.00                  1.35(+)                             6.10
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ...................................      0.00                  1.45(+)                             34.40
UIF Global Value Equity Portfolio--Class I ...........      0.00          1.20 to 1.45                       27.11 to 27.43

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6.    Financial Highlights (Concluded)

-----------------------------

      * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

      *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

      (+)   Annualized.

      (1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

      (1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

      (1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

      (2) For the period May 29, 2003 (commencement of operations) through December 31, 2003.

      (3) For the period May 12, 2003 (commencement of operations) through December 31, 2003.

      (4) For the period June 5, 2003 (commencement of operations) through December 31, 2003.

      (5) For the period June 4, 2003 (commencement of operations) through December 31, 2003.

      (6) For the period May 15, 2003 (commencement of operations) through December 31, 2003.

      (7) For the period June 13, 2003 (commencement of operations) through December 31, 2003.

      (8) For the period May 9, 2003 (commencement of operations) through December 31, 2003.

      (9) For the period May 23, 2003 (commencement of operations) through December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006 and the results of their operations and their cash flows for the years ended December 31, 2007, 2006 and 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.






/s/PricewaterhouseCoopers
New York, New York
April 4, 2008

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                            2007          2006
                                                                         ----------    ----------
                                                                              (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value .......   $  8,081.2    $  8,702.7
  Mortgage loans on real estate ......................................      1,479.8       1,423.9
  Policy loans .......................................................      1,098.5       1,109.4
  Other equity investments ...........................................        176.7         173.0
  Other invested assets ..............................................        442.4         448.1
                                                                         ----------    ----------
     Total investments ...............................................     11,278.6      11,857.1
Cash and cash equivalents ............................................        321.4         207.6
Amounts due from reinsurers ..........................................      1,143.4       1,090.6
Deferred policy acquisition costs ....................................        324.5         264.2
Value of business acquired ...........................................        571.7         646.5
Other intangible assets, net .........................................           --          31.7
Loans to affiliates ..................................................         49.1            --
Income taxes receivable ..............................................        179.3         123.6
Other assets .........................................................        206.1         260.5
Separate Accounts' assets ............................................      3,471.5       3,791.5
                                                                         ----------    ----------

TOTAL ASSETS .........................................................   $ 17,545.6    $ 18,273.3
                                                                         ==========    ==========

LIABILITIES
Future policy benefits and other policyholders liabilities ...........   $  8,634.2    $  8,671.2
Policyholders' account balances ......................................      3,252.3       3,456.6
Other liabilities ....................................................        541.6         584.9
Long-term debt .......................................................          1.9         101.9
Separate Accounts' liabilities .......................................      3,471.5       3,791.5
                                                                         ----------    ----------
     Total liabilities ...............................................     15,901.5      16,606.1
                                                                         ----------    ----------

Commitments and contingent liabilities (Notes 2, 5, 11, 12, 17 and 18)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value, 2.5 million shares authorized,
    2.5 million shares issued and outstanding ........................          2.5           2.5
Capital in excess of par value .......................................      1,647.3       1,720.6
Retained earnings (accumulated deficit) ..............................         54.1         (40.7)
Accumulated other comprehensive loss .................................        (59.8)        (15.2)
                                                                         ----------    ----------
     Total shareholder's equity ......................................      1,644.1       1,667.2
                                                                         ----------    ----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ...........................   $ 17,545.6    $ 18,273.3
                                                                         ==========    ==========





                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

REVENUES
Premiums .............................................................   $    463.4    $    497.9    $    555.2
Universal life and investment-type product policy fee income .........        231.3         215.6         200.8
Net investment income ................................................        669.8         672.2         671.1
Investment (losses) gains, net .......................................        (31.5)         (4.4)          1.7
Commissions, fees and other income ...................................         91.0          77.2         144.0
                                                                         ----------    ----------    ----------
      Total revenues .................................................      1,424.0       1,458.5       1,572.8
                                                                         ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................        814.6         806.7         807.1
Interest credited to policyholders' account balances .................        127.0         134.0         141.4
Compensation and benefits ............................................         70.0          70.9          94.6
Commissions ..........................................................        113.8         116.9         188.2
Interest expense .....................................................          8.4          13.5          18.8
Amortization of deferred policy acquisition costs and
   value of business acquired ........................................        110.6         116.7          71.6
Capitalization of deferred policy acquisition costs ..................        (86.7)        (95.4)       (136.7)
Amortization of other intangible assets ..............................         32.4           3.3           4.2
Rent expense .........................................................         11.4           8.7          27.8
Other operating costs and expenses ...................................         64.9          66.4          98.7
                                                                         ----------    ----------    ----------
      Total benefits and other deductions ............................      1,266.4       1,241.7       1,315.7
                                                                         ----------    ----------    ----------

Earnings from continuing operations before income taxes ..............        157.6         216.8         257.1
Income taxes .........................................................        (53.1)        (80.1)        (97.8)
                                                                         ----------    ----------    ----------

Earnings from continuing operations ..................................        104.5         136.7         159.3
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................         (3.3)          4.7           4.5
(Losses) gains on disposal of discontinued operations,
   net of income taxes ...............................................         (6.4)         61.2            --
                                                                         ----------    ----------    ----------

Net Earnings .........................................................   $     94.8    $    202.6    $    163.8
                                                                         ==========    ==========    ==========







                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $      2.5    $      2.5    $      2.5
                                                                         ----------    ----------    ----------

Capital in excess of par value, beginning of year ....................      1,720.6       1,769.7       1,868.6
Dividends ............................................................        (80.0)        (35.0)        (75.0)
Transfer of intangible assets ........................................           --         (19.9)        (23.9)
Share-based programs .................................................          6.7           5.8            --
                                                                         ----------    ----------    ----------
Capital in excess of par value, end of year ..........................      1,647.3       1,720.6       1,769.7
                                                                         ----------    ----------    ----------

Accumulated deficit, beginning of year ...............................        (40.7)       (243.3)       (407.1)
Net earnings .........................................................         94.8         202.6         163.8
                                                                         ----------    ----------    ----------
Retained earnings (accumulated deficit), end of year .................         54.1         (40.7)       (243.3)
                                                                         ----------    ----------    ----------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................        (15.2)        (12.3)         40.1
Other comprehensive loss .............................................        (44.6)        (12.8)        (52.4)
Adjustment to initially apply SFAS No. 158,
   net of income taxes ...............................................           --           9.9            --
                                                                         ----------    ----------    ----------
Accumulated other comprehensive loss, end of year ....................        (59.8)        (15.2)        (12.3)
                                                                         ----------    ----------    ----------

Total Shareholder's Equity, End of Year ..............................   $  1,644.1    $  1,667.2    $  1,516.6
                                                                         ==========    ==========    ==========


                                                                             2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     94.8    $    202.6    $    163.8
                                                                         ----------    ----------    ----------

Change in unrealized losses, net of
   reclassification adjustment .......................................        (44.7)        (12.8)        (52.4)
Defined benefit plans:

   Net loss arising during year ......................................         (5.4)           --            --
   Prior service cost arising during year ............................          6.1            --            --
   Less: reclassification adjustment for:
     Amortization of net gains included in net periodic cost .........          (.6)           --            --
                                                                         ----------    ----------    ----------
     Other comprehensive income - defined benefit plans ..............           .1            --            --
                                                                         ----------    ----------    ----------

Other comprehensive loss .............................................        (44.6)        (12.8)        (52.4)
                                                                         ----------    ----------    ----------

Comprehensive Income .................................................   $     50.2    $    189.8    $    111.4
                                                                         ==========    ==========    ==========







                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            2007          2006           2005
                                                                         ----------    ----------    ----------
                                                                                    (IN MILLIONS)

Net earnings .........................................................   $     94.8    $    202.6    $    163.8
Adjustments to reconcile net earnings to net cash
   provided by (used in) operating activities:
  Interest credited to policyholders' account balances ...............        127.0         134.0         141.4
  Universal life and investment-type product
     policy fee income ...............................................       (231.3)       (215.6)       (200.8)
  Change in accrued investment income ................................         12.8            .7          (2.2)
  Investment losses (gains), net .....................................         31.0           4.4          (1.7)
  Change in deferred policy acquisition costs and
     value of business acquired ......................................         23.9          21.3         (65.1)
  Change in future policy benefits and other
     policyholders' liabilities ......................................        (42.8)        (24.6)        (16.0)
  Change in income taxes receivable ..................................        (37.2)        (87.2)         77.4
  Other depreciation and amortization ................................         43.8          65.7          84.0
  Amortization of other intangible assets ............................         43.7          13.6          11.1
  Dividend from AllianceBernstein ....................................         29.3          22.1          17.5
  Losses (gains) on disposal of discontinued operations ..............          6.4         (61.2)           --
  Other, net .........................................................        (81.0)       (120.3)        (35.2)
                                                                         ----------    ----------    ----------

Net cash provided by (used in) operating activities ..................         20.4         (44.5)        174.2
                                                                         ----------    ----------    ----------

Cash flows from investing activities:
  Maturities and repayments of investments ...........................        925.8       1,270.4       1,215.0
  Sales of investments ...............................................        366.8         546.7         290.8
  Purchases of investments ...........................................       (824.7)     (1,710.4)     (1,715.4)
  Increase in loans to affiliates ....................................        (50.0)           --            --
  Change in capitalized software, leasehold improvements
    and EDP equipment ................................................          5.4           6.8          14.5
  Other, net .........................................................         (4.5)         11.0          14.3
                                                                         ----------    ----------    ----------

Net cash provided by (used in) investing activities ..................        418.8         124.5        (180.8)
                                                                         ----------    ----------    ----------

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            2007          2006           2005
                                                                         ----------    ----------    ----------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $    614.2    $    726.4    $    892.6
    Withdrawals and transfers to Separate Accounts ...................       (759.6)       (883.8)       (851.1)
  Repayments of long-term debt .......................................       (100.0)       (115.0)           --
  Dividends paid to shareholder ......................................        (80.0)        (35.0)        (75.0)
                                                                         ----------    ----------    ----------

Net cash used in financing activities ................................       (325.4)       (307.4)        (33.5)
                                                                         ----------    ----------    ----------

Change in cash and cash equivalents ..................................        113.8        (227.4)        (40.1)
Cash and cash equivalents, beginning of year .........................        207.6         435.0         475.1
                                                                         ----------    ----------    ----------

Cash and Cash Equivalents, End of Year ...............................   $    321.4    $    207.6    $    435.0
                                                                         ==========    ==========    ==========

Supplemental cash flow information:
  Interest Paid ......................................................   $      6.8    $     13.5    $     18.8
                                                                         ==========    ==========    ==========
  Income Taxes (Refunded) Paid .......................................   $     (2.5)   $    152.0    $     13.3
                                                                         ==========    ==========    ==========

Schedule of non-cash financing information:
  Transfer of the Investment Management contracts
     Intangible Assets to AXA Equitable ..............................   $       --    $    (19.9)   $       --
                                                                         ==========    ==========    ==========
  Transfer of the Distribution Network Intangible
     Assets to AXA Financial Group ...................................   $       --    $       --    $    (23.9)
                                                                         ==========    ==========    ==========
Share-based Programs .................................................   $      6.7    $      5.8    $       --
                                                                         ==========    ==========    ==========






                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company ("MONY Life" and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI" and "BOLI"). MONY Life is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS LLC"), formally know as MONY Holdings, LLC, which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iii) MONY Securities Corporation ("MSC"), formally a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (iv) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies. Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, and Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, are reported as discontinued operations in the consolidated financial statements.

      Effective July 20, 2007, USFL ceased marketing new business and its operations in Ohio are being wound down. USFL policies currently in-force are not impacted by this decision. As a result, the Company recorded a pre-tax charge of $30.4 million ($19.8 million post-tax) due to the writedown of the intangible asset related to USFL's insurance distribution system. In addition, the Company recorded a pre-tax $8.0 million charge ($5.2 million post-tax) in 2007 related to USFL severance and lease related costs.


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of: MONY Life; those of its subsidiaries engaged in insurance related businesses and other subsidiaries in which the Company has control and a majority economic interest that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

      Accounting Changes
      ------------------

      Effective January 1, 2007, and as more fully described in Note 14 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes were expanded by FIN 48 and include a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to January 1, 2007 retained earnings for unrecognized tax benefits was required for the Company.

      On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

      Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf.

      On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      As required by SFAS No. 158, the $9.9 million impact of initial adoption, net of income tax, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $2.8 million, principally due to the $5.3 million decrease in income taxes receivable partially offset by the $2.5 million increase in prepaid pension cost and the $12.7 million decrease in total liabilities, principally due to the increase in benefit plan liabilities. See Note 11 of Notes to Consolidated Financial Statements for further information.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

      On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes for 2007 and 2006 were $6.3 million and $5.8 million lower, respectively, and consolidated net earnings for 2007 and 2006 were $4.1 million and $3.8 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
      o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
      o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
      o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
      SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

      In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting of SFAS No. 157 on January 1, 2008 is not expected to have a material impact on 2008 consolidated net earnings.

      Closed Block
      ------------

      As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individuals' participating policies in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the acquisition of MONY (the "MONY Acquisition"), AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included with Other equity investments.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other equity investments.

      Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $213.7 million and $202.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein"), an affiliate, are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      Derivatives
      -----------

      All derivates outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values. All gains and losses on derivatives are reported in Net investment income.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses).

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, DAC and VOBA related to universal life and investment-type products and participating traditional life contracts.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2007 and 2006.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of estimated average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.0% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% ((-2.0%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2007, current projections of future average gross market returns assume a 5.2% return for 2008 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 6.00% for life insurance liabilities and from 2.50% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

      At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 18.3% ($ 20.52 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate

      Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of earnings. For 2007, 2006, and 2005, investment results of such Separate Accounts were gains of $323.1 million, $429.8 million and $283.4 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Intangible Asset
      ----------------------

      The insurance distribution network intangible asset, related to USFL as part of the MONY Acquisition, prior to writedown in 2007 was amortized on a straight-line basis with an estimated useful life of 15 years.

      Other Accounting Policies
      -------------------------

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

      MONY Life filed a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries file a separate consolidated Federal income tax return. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include Enterprise distribution contracts and operations and real estate held-for-sale.

      The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:


      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.

3)    INVESTMENTS

      Fixed Maturities and Equity Securities
      --------------------------------------

      The following table provides additional information relating to fixed maturities and equity securities.

                                                                         GROSS        GROSS
                                                          AMORTIZED    UNREALIZED   UNREALIZED   ESTIMATED
                                                             COST        GAINS        LOSSES     FAIR VALUE
                                                          ----------   ----------   ----------   ----------
                                                                             (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .................................   $  7,046.7   $     50.2   $    179.7   $  6,917.2
            Mortgage-backed ...........................        161.0           .7           .8        160.9
            U.S. Treasury, government
              and agency securities ...................        519.2         21.8           .1        540.9
            State and political subdivisions ..........         11.3           .6           --         11.9
            Foreign governments .......................         69.9          2.2           --         72.1
            Redeemable preferred stock ................        424.3           .5         46.6        378.2
                                                          ----------   ----------   ----------   ----------
              Total Available for Sale ................   $  8,232.4   $     76.0   $    227.2   $  8,081.2
                                                          ==========   ==========   ==========   ==========

        Equity Securities:
           Available for Sale .........................   $     15.7   $       .4   $       --   $     16.1
                                                          ==========   ==========   ==========   ==========

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .................................   $  7,314.0   $     36.2   $    120.9   $  7,229.3
            Mortgage-backed ...........................        243.8           .1          3.0        240.9
            U.S. Treasury, government
              and agency securities ...................        726.9          9.0          4.8        731.1
            States and political subdivisions .........         11.3           .5           --         11.8
            Foreign governments .......................         75.2           .4           .7         74.9
            Redeemable preferred stock ................        425.4          2.4         13.1        414.7
                                                          ----------   ----------   ----------   ----------
              Total Available for Sale ................   $  8,796.6   $     48.6   $    142.5   $  8,702.7
                                                          ==========   ==========   ==========   ==========

        Equity Securities:
           Available for Sale .........................   $     22.6   $      3.1   $       --   $     25.7
                                                          ==========   ==========   ==========   ==========


        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of fixed maturities at December 31, 2007 is shown below:

                                                                                   AVAILABLE FOR SALE
                                                                                 -----------------------
                                                                                 AMORTIZED    ESTIMATED
                                                                                   COST       FAIR VALUE
                                                                                 ----------   ----------
                                                                                      (IN MILLIONS)

        Due in one year or less ..............................................   $    475.6   $    473.7
        Due in years two through five ........................................      1,834.8      1,846.8
        Due in years six through ten .........................................      3,689.3      3,638.4
        Due after ten years ..................................................      1,647.4      1,583.2
                                                                                 ----------   ----------
            Subtotal .........................................................      7,647.1      7,542.1
        Mortgage-backed securities ...........................................        161.0        160.9
                                                                                 ----------   ----------
        Total ................................................................   $  7,808.1   $  7,703.0
                                                                                 ==========   ==========

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (544 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                             LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                           -----------------------   -----------------------   -----------------------
                                                          GROSS                     GROSS                      GROSS
                                           ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                           FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                                                            (IN MILLIONS)

       Fixed Maturities:
         Corporate .....................   $  1,994.9   $    106.0   $  1,992.7   $     73.7   $  3,987.6   $    179.7
         Mortgage-backed ...............           .9           --        101.5           .8        102.4           .8
         U.S. Treasury, government
           and agency securities .......         27.6           .1         20.2           --         47.8           .1
         States and political
           subdivisions ................           --           --          2.2           --          2.2           --
         Foreign governments ...........         10.1           --           --           --         10.1           --
         Redeemable
           preferred stock .............        112.4         18.7        249.2         27.9        361.6         46.6
                                           ----------   ----------   ----------   ----------   ----------   ----------

       Total Temporarily
         Impaired Securities ...........   $  2,145.9   $    124.8   $  2,365.8   $    102.4   $  4,511.7   $    227.2
                                           ==========   ==========   ==========   ==========   ==========   ==========

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $267.2 million, or 3.3%, of the $8,232.4 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

      The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Company owned $28.6 million in RMBS backed by subprime residential mortgage loans, approximately 66% rated AAA, and $0.2 million in RMBS backed by Alt-A residential mortgage loans, approximately 100% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2007, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $0.1 million.

      Mortgage Loans
      --------------

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $2.7 million and $4.3 million at December 31, 2007 and 2006, respectively. Gross interest income on these loans included in net investment income aggregated $0.2 million, $0.3 million and $0.3 million for 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.3 million, $0.3 million and $0.4 million for 2007, 2006 and 2005, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                        DECEMBER 31,
                                                                                   -----------------------
                                                                                      2007         2006
                                                                                   ----------   ----------
                                                                                        (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances ............   $       --   $     14.2
       Impaired mortgage loans without investment valuation allowances .........          2.7          7.1
                                                                                   ----------   ----------
       Recorded investment in impaired mortgage loans ..........................          2.7         21.3
       Investment valuation allowances .........................................           --         (1.7)
                                                                                   ----------   ----------
       Net Impaired Mortgage Loans .............................................   $      2.7   $     19.6
                                                                                   ==========   ==========

      During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $4.0 million, $20.6 million and $24.2 million. Interest income recognized on impaired mortgage loans totaled $0.2 million and $1.8 million and 2.0 million for 2007, 2006 and 2005, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was zero and $3.0 million.

      Equity Real Estate
      ------------------

      The Company's investment in equity real estate is through direct ownership. For 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt. At December 31, 2007 and 2006, the Company owned zero and $12.7 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was zero and $0.7 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $0.3 million, $2.5 million and $8.1 million, for 2007, 2006 and 2005, respectively.

      Investment valuation allowances for mortgage loans and changes thereto follow:

                                                                            2007          2006         2005
                                                                         ----------    ----------   ----------

                                                                                     (IN MILLIONS)

       Balances, beginning of year ...................................   $      1.7    $      1.6   $       .5
       Additions charged to income ...................................           --            .1          1.6
       Deductions for writedowns and
         asset dispositions ..........................................         (1.7)           --          (.5)
                                                                         ----------    ----------   ----------
       Balances, End of Year .........................................   $       --    $      1.7   $      1.6
                                                                         ==========    ==========   ==========

      Equity Method Investments
      -------------------------

      Included in other equity investments are interests in limited partnership interests under the equity method with a total carrying value of $160.5 million and $147.4 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings for these limited partnership interests was $21.4 million, $16.9 million and $30.7 million for 2007, 2006 and 2005, respectively.

      Other Invested Assets
      ---------------------

      The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate:

                                                              ALLIANCEBERNSTEIN
                                                                    UNITS
                                                              -----------------
                                                                (IN MILLIONS)

       Balance at January 1, 2006 .........................   $           226.4
       Equity in net earnings .............................                24.0
       Dividends received .................................               (22.1)
                                                              -----------------
       Balance at December 31, 2006 .......................               228.3
       Equity in net earnings .............................                26.9
       Dividends received .................................               (29.3)
                                                              -----------------
       Balance at December 31, 2007 .......................   $           225.9
                                                              =================


4)    OTHER INTANGIBLE ASSETS

      The following presents a summary of other intangible assets, including VOBA, as of December 31, 2007 and 2006 related to the MONY Acquisition:


                                                              GROSS             LESS:              LESS:
                                                             CARRYING        ACCUMULATED        IMPACT OF
                                                              AMOUNT        AMORTIZATION(1)    CO-INSURANCE(2)          NET
                                                          ---------------   ---------------    ---------------    ---------------
                                                                                      (IN MILLIONS)

    DECEMBER 31, 2007(3)
    --------------------
    VOBA ..............................................   $         868.8   $        (269.2)   $         (27.9)   $         571.7
                                                          ===============   ===============    ===============    ===============

    December 31, 2006
    -----------------
    Intangible assets subject to amortization:
        VOBA ..........................................   $         868.8   $        (194.4)   $         (27.9)   $         646.5
        Insurance distribution network ................              38.0              (6.3)                --               31.7
                                                          ---------------   ---------------    ---------------    ---------------
    Total intangible assets subject to amortization ...   $         906.8   $        (200.7)   $         (27.9)   $         678.2
                                                          ===============   ===============    ===============    ===============


      (1) Includes reactivity to unrealized investment gains/losses reflected in other comprehensive income.
      (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 10 of Notes to Consolidated Financial Statements.

      (3) Excludes USFL's intangible asset of $30.4 million that was written off in 2007.

      For 2007, 2006 and 2005, total amortization expense related to these intangible assets was $84.1 million, $95.8 million and $57.7 million, respectively. VOBA amortization is estimated to range between $35.6 million and $16.7 million annually through 2012.


5)    FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 3 and 9 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                          -------------------------------------------------
                                                                  2007                        2006
                                                          -----------------------   -----------------------

                                                           CARRYING    ESTIMATED     Carrying    Estimated
                                                             VALUE     FAIR VALUE     Value      Fair Value
                                                          ----------   ----------   ----------   ----------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .................   $  1,479.8   $  1,470.1   $  1,423.9   $  1,417.4
        Other limited partnership interests ...........        160.5        160.5        147.4        147.4
        Policyholders liabilities:

           Investment contracts .......................        698.6        729.7        767.7        800.7
        Long-term debt ................................          1.9          2.7        101.9        102.8

        Closed Block:
        -------------
        Mortgage loans on real estate .................   $    810.3   $    796.4   $    692.4   $    684.0

6)    CLOSED BLOCK

      Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                                   -----------------------
                                                                                      2007         2006
                                                                                   ----------   ----------
                                                                                        (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances and other .......   $  7,072.0   $  7,202.8
       Policyholder dividend obligation ........................................        129.4        109.6
       Other liabilities .......................................................         48.1         35.6
                                                                                   ----------   ----------
       Total Closed Block liabilities ..........................................      7,249.5      7,348.0
                                                                                   ----------   ----------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,106.4 and $4,277.6) .............................      4,082.5      4,237.2
       Mortgage loans on real estate ...........................................        810.3        692.4
       Policy loans ............................................................        951.3        977.9
       Cash and other invested assets ..........................................        152.6         54.7
       Other assets ............................................................        261.5        333.9
                                                                                   ----------   ----------
       Total assets designated to the Closed Block .............................      6,258.2      6,296.1
                                                                                   ----------   ----------

       Excess of Closed Block liabilities over assets designated to
         the Closed Block ......................................................        991.3      1,051.9
       Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of policyholder
           dividend obligation of $23.9 and $40.3 ..............................           --           --

       Maximum Future Earnings To Be Recognized From ...........................   ----------   ----------
         Closed Block Assets and Liabilities ...................................   $    991.3   $  1,051.9
                                                                                   ==========   ==========

      Closed Block revenues and expenses were as follows:

                                                                            2007         2006           2005
                                                                         ----------    ----------    ----------
                                                                                   (IN MILLIONS)

        REVENUES:
        Premiums and other income ....................................   $    340.4    $    363.0    $    410.0
        Investment income (net of investment
           expenses of $6.5, $6.3, and $5.8) .........................        344.9         342.0         340.9
        Investment losses, net .......................................         (1.3)         (2.0)         (3.9)
                                                                         ----------    ----------    ----------
        Total revenues ...............................................        684.0         703.0         747.0
                                                                         ----------    ----------    ----------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ........................        587.1         604.5         644.8
        Other operating costs and expenses ...........................          3.8           4.0           4.5
                                                                         ----------    ----------    ----------
        Total benefits and other deductions ..........................        590.9         608.5         649.3
                                                                         ----------    ----------    ----------

        Net revenues before income taxes .............................         93.1          94.5          97.7
        Income tax expense ...........................................        (32.5)        (33.0)        (34.2)
                                                                         ----------    ----------    ----------
        Net Revenues .................................................   $     60.6    $     61.5    $     63.5
                                                                         ==========    ==========    ==========

        Reconciliation of the MONY Life policyholder dividend obligation follows:

                                                                            2007         2006
                                                                         ----------   ----------
                                                                              (IN MILLIONS)

       Balance, beginning of year ....................................   $    109.6   $    142.5
       Applicable to net revenues ....................................          3.4          6.2
       Decrease (increase) in unrealized investment losses ...........         16.4        (39.1)
                                                                         ----------   ----------
       Balance, End of Year ..........................................   $    129.4   $    109.6
                                                                         ==========   ==========

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                 December 31,
                                                                                     2006
                                                                              -----------------
                                                                                (In Millions)

       Impaired mortgage loans with investment valuation allowances .......   $              --
       Impaired mortgage loans without investment valuation allowances ....                  .2
                                                                              -----------------
       Recorded investment in impaired mortgage loans .....................                  .2
       Investment valuation allowances ....................................                  --
                                                                              -----------------
       Net Impaired Mortgage Loans ........................................   $              .2
                                                                              =================

        During 2007, 2006 and 2005, MONY Life's Closed Block's average recorded investment in impaired mortgage loans was $0.1 million, $0.6 million and $1.1 million, respectively. Interest income recognized on these impaired mortgage loans totaled $0.1 million for 2005; no interest income was recognized on impaired mortgage loans in 2007 and 2006.

      There were no valuation allowances on mortgage loans on real estate at December 31, 2007 and 2006. Writedowns of fixed maturities amounted to $5.1 million, $4.7 million and $2.5 million for 2007, 2006 and 2005, respectively.


7)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      The Company has certain variable annuity contracts with GMDB and GMIB featuresin force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                            GMDB          GMIB         TOTAL
                                                                         ----------    ----------   ----------
                                                                                     (IN MILLIONS)

      Balance at January 1, 2005 .....................................   $      1.0    $       .1   $      1.1
        Paid guarantee benefits ......................................         (3.1)           --         (3.1)
        Other changes in reserve .....................................          2.7            .1          2.8
                                                                         ----------    ----------   ----------
      Balance at December 31, 2005 ...................................           .6            .2           .8
         Paid guarantee benefits .....................................         (2.6)           --         (2.6)
        Other changes in reserve .....................................          2.6            .2          2.8
                                                                         ----------    ----------   ----------
      Balance at December 31, 2006 ...................................           .6            .4          1.0
         Paid guarantee benefits .....................................         (1.6)           --         (1.6)
        Other changes in reserve .....................................          2.2            .1          2.3
                                                                         ----------    ----------   ----------
      Balance at December 31, 2007 ...................................   $      1.2    $       .5   $      1.7
                                                                         ==========    ==========   ==========


      Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------
                                                              (IN MILLIONS)

      Balance at January 1, 2005 ........................   $            (1.0)
        Paid guarantee benefits ceded ...................                 (.1)
        Other changes in reserve ........................                 1.3
                                                            -----------------
      Balance at December 31, 2005 ......................                  .2
        Paid guarantee benefits ceded ...................                 (.1)
        Other changes in reserve ........................                  .5
                                                            -----------------
      Balance at December 31, 2006 ......................                  .6
        Paid guarantee benefits ceded ...................                 (.3)
        Other changes in reserve ........................                  .9
                                                            -----------------
      Balance at December 31, 2007 ......................   $             1.2
                                                            =================

      The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                            RETURN
                                              OF
                                            PREMIUM    RATCHET      ROLL-UP       COMBO       TOTAL
                                          ----------  ----------  ----------   ----------  ----------
                                                             (DOLLARS IN MILLIONS)

     GMDB:
     -----
       Account values invested in:
              General Account ..........  $      172  $      273         N/A   $       29  $      474
              Separate Accounts ........  $      847  $    1,406         N/A   $      164  $    2,417
       Net amount at risk, gross .......  $        8  $       75         N/A   $        4  $       87
       Net amount at risk, net of
         amounts reinsured .............  $        8  $       72         N/A   $       --  $       80
       Average attained age of
         contractholders ...............        62.1        62.2         N/A         61.4        62.1
       Percentage of contractholders
         over age 70 ...................        19.6%       18.6%        N/A         14.0%       18.8%
       Range of contractually
         specified interest rates ......         N/A         N/A         N/A          5.0%

     GMIB:
     -----
       Account values invested in:
              General Account ..........         N/A         N/A  $       29          N/A  $       29
              Separate Accounts ........         N/A         N/A  $      165          N/A  $      165
       Net amount at risk, gross .......         N/A         N/A  $       --          N/A  $       --
       Net amount at risk, net of
         amounts reinsured .............         N/A         N/A  $       --          N/A  $       --
       Weighted average years
         remaining until
         annuitization .................         N/A         N/A         4.7          N/A         4.7
       Range of contractually
         specified interest rates ......         N/A         N/A         5.0%         N/A

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                         DECEMBER 31,   December 31,
                                                                             2007            2006
                                                                         ------------   ------------
                                                                                (IN MILLIONS)

      GMDB:
      -----
         Equity ......................................................   $      1,979   $      2,197
         Fixed income ................................................            302            386
         Balanced ....................................................             45             64
         Other .......................................................             91            100
                                                                         ------------   ------------
         Total .......................................................   $      2,417   $      2,747
                                                                         ============   ============

      GMIB:
      -----
         Equity ......................................................   $        134   $        138
         Fixed income ................................................             24             28
         Balanced ....................................................             --              3
         Other .......................................................              7              5
                                                                         ------------   ------------
         Total .......................................................   $        165   $        174
                                                                         ============   ============

      C)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
          ------------------------------------------------------------------
          Guarantee
          ---------


         The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2007 and 2006, the Company had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in Future policy benefits and other policyholders liabilities.


8)    REINSURANCE AGREEMENTS

      The Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remained contingently liable for all benefits payable even if the reinsurers failed to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      The Company reinsures most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on each single-life policy and $6.0 million on each second-to-die policy. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable") up to a combined maximum of $25.0 million on each single-life policy and $30.0 million on each second-to-die policy. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2006, the maximum retention amounts were $1.5 million for each single life policy and $2.0 million for each second to die policy. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $1,143.4 million and $1,090.6 million, of which $345.6 million and $345.8 million relates to one specific reinsurer and $393.7 million and $332.8 million to AXA Bermuda.

      The following table summarizes the effect of reinsurance:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                     (IN MILLIONS)

       Direct premiums ...............................................   $    773.8    $    805.5    $    848.5
       Reinsurance assumed ...........................................         11.0          11.1           9.3
       Reinsurance ceded .............................................       (321.4)       (318.7)       (302.6)
                                                                         ----------    ----------    ----------
       Premiums ......................................................   $    463.4    $    497.9    $    555.2
                                                                         ==========    ==========    ==========

       Universal Life and Investment-type Product
         Policy Fee Income Ceded .....................................   $     47.0    $     46.4    $     50.9
                                                                         ==========    ==========    ==========
       Policyholders' Benefits Ceded .................................   $    319.6    $    362.7    $    302.3
                                                                         ==========    ==========    ==========

      Individual Disability Income and Major Medical
      ----------------------------------------------

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.5 million and $0.6 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $345.6 million and $345.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                            2007         2006          2005
                                                                         ----------   ----------   ----------
                                                                                    (IN MILLIONS)

       Incurred benefits related to current year .....................   $       .2   $       .2   $       .1
       Incurred benefits related to prior years ......................           --           --           .1
                                                                         ----------   ----------   ----------
       Total Incurred Benefits .......................................   $       .2   $       .2   $       .2
                                                                         ==========   ==========   ==========

       Benefits paid related to current year .........................   $       .1   $       .2   $       .1
       Benefits paid related to prior years ..........................           .2           .1           .2
                                                                         ----------   ----------   ----------
       Total Benefits Paid ...........................................   $       .3   $       .3   $       .3
                                                                         ==========   ==========   ==========


9)    LONG-TERM DEBT

      The Company's long-term debt consists of the following:

                                                                                    DECEMBER 31,
                                                                              -----------------------
                                                                                 2007         2006
                                                                              ----------   ----------
                                                                                   (IN MILLIONS)

      Surplus notes, 11.25%, due 2024 .....................................   $      1.9   $      1.9
      Intercompany Surplus Note, 8.65%, due 2024 ..........................           --        100.0
                                                                              ----------   ----------
          Total Long-term Debt ............................................   $      1.9   $    101.9
                                                                              ==========   ==========


      On December 14, 2007, MONY Life repaid the $100.0 million Intercompany Surplus Note for $102.3 million, which included principal and accrued interest.


10)   RELATED PARTY TRANSACTIONS

      The Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support the Company. As a result of such allocations, the Company incurred expenses of $108.2 million, $72.4 million and $166.4 million for 2007, 2006 and 2005, respectively. The Company recorded a receivable from AXA Equitable of $13.6 million and $3.6 million in connection with its service agreement at December 31, 2007 and 2006, respectively.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The expenses incurred by the Company related to these agreements were $9.9 million, $10.0 million and $10.8 million, respectively.

      As more fully described in Note 8 in Notes to Consolidated Financial Statements, the Company ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

      On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received payments of $3.3 million and $3.4 million from AXA Advisors, LLC and AXA Network, LLC, respectively, for the estimated reduction of future renewal revenues of the Company's client accounts. These payments were included in Commissions, fees and other income in the consolidated statements of earnings.

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL.

      The statements of earnings include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                          (IN MILLIONS)

        REVENUES:
        Premiums .....................................................   $   (179.8)   $   (173.9)   $   (153.9)
        Other Income .................................................         37.6          30.9          32.5
                                                                         ----------    ----------    ----------
              Total revenues .........................................       (142.2)       (143.0)       (121.4)
                                                                         ----------    ----------    ----------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits ......................................       (166.3)       (167.8)       (143.8)
        Amortization of DAC and VOBA .................................         (5.5)         (6.0)         (5.0)
        Capitalization of DAC ........................................           --            --          11.5
                                                                         ----------    ----------    ----------
              Total benefits and other deductions ....................       (171.8)       (173.8)       (137.3)
                                                                         ----------    ----------    ----------

        Earnings From Continuing Operations
              Before Income Taxes ....................................   $     29.6    $     30.8    $     15.9
                                                                         ==========    ==========    ==========


      The Company recorded a payable of $15.4 million and $10.1 million to AXA Bermuda in connection with the co-insurance agreement at December 31, 2007 and 2006, respectively.


11)   EMPLOYEE BENEFIT PLANS

      MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During March 2006, all of the assets of the qualified pension plan invested in the MONY Pooled Accounts were transferred to separately managed accounts. At December 31, 2005, $298.7 million of the assets of the qualified plan were invested in MONY Pooled Accounts which included common stock, real estate, and public and private fixed maturity securities. Benefits of $35.0 million, $31.5 million and $32.9 million were paid by this plan for 2007, 2006 and 2005, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's General Account.

      Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                     (IN MILLIONS)

       Service cost ..................................................   $      8.4    $      8.8    $      9.3
       Interest cost on projected benefit obligations ................         28.3          26.2          27.4
       Expected return on assets .....................................        (34.4)        (32.4)        (33.3)
       Net amortization and deferrals ................................           .7            .3            .1
                                                                         ----------    ----------    ----------
       Net Periodic Pension Expense ..................................   $      3.0    $      2.9    $      3.5
                                                                         ==========    ==========    ==========

      The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                DECEMBER 31,
                                                                         ------------------------
                                                                             2007         2006
                                                                         ----------    ----------
                                                                               (IN MILLIONS)

       Benefit obligations, beginning of year ........................   $    476.0    $    521.0
       Service cost ..................................................          8.4           8.8
       Interest cost .................................................         28.3          26.2
       Actuarial gains ...............................................         (4.4)        (42.9)
       Benefits paid .................................................        (40.5)        (37.1)
                                                                         ----------    ----------
       Benefit Obligations, End of Year ..............................   $    467.8    $    476.0
                                                                         ==========    ==========

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the funded status of the Company's qualified pension plan:

                                                                                 DECEMBER 31,
                                                                         ------------------------
                                                                            2007          2006
                                                                         ----------    ----------
                                                                               (IN MILLIONS)

       Plan assets at fair value, beginning of year ..................   $    414.4    $    391.3
       Actual return on plan assets ..................................         25.3          57.6
       Benefits paid and fees ........................................        (38.6)        (34.5)
                                                                         ----------    ----------
       Plan assets at fair value, end of year ........................        401.1         414.4
       Projected benefit obligations .................................        467.8         476.0
                                                                         ----------    ----------
       Underfunding of Plan Assets Over Projected Benefit Obligations    $    (66.7)   $    (61.6)
                                                                         ==========    ==========


      Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $5.3 million and $71.9 million, respectively, at December 31, 2007 and $2.5 million and $64.1 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $71.9 million and zero, respectively, at December 31, 2007, and $64.1 million and zero, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $59.8 million and zero, respectively, at December 31, 2007, and $51.4 million and zero, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $403.4 million and $409.8 million at December 31, 2007 and 2006, respectively.

      Included in accumulated other comprehensive loss at December 31, 2007 and 2006, respectively, is an unrecognized net actuarial gain of $7.3 million and $0.3 million, which has not yet been recognized as a reduction of net periodic cost. There is no estimated net loss to be reclassified from accumulated other comprehensive loss and recognized as a component of net periodic pension cost over the next year. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                           DECEMBER 31,
                                                          -------------------------------------------------
                                                                   2007                      2006
                                                          -----------------------  ------------------------
                                                          ESTIMATED                 Estimated
                                                          FAIR VALUE       %        Fair Value       %
                                                          ----------   ----------   ----------   ----------
                                                                          (DOLLARS IN MILLIONS)

       Corporate and government debt securities .......   $     42.4         10.6   $     39.7          9.6
       Equity securities ..............................        350.6         87.4        363.0         87.6
       Short-term investments .........................          8.1          2.0         11.7          2.8
                                                          ----------   ----------   ----------   ----------
       Total Plan Assets ..............................   $    401.1        100.0   $    414.4        100.0
                                                          ==========   ==========   ==========   ==========

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 75% equities and 25% fixed income and short-term investments. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.


                                                                                 2007          2006
                                                                              ----------    ----------
          Discount rate:

            Benefit obligation ............................................         6.25%         5.75%
            Periodic cost .................................................         5.75%         5.25%

          Rate of compensation increase:
            Benefit obligation and periodic cost ..........................         6.00%         6.00%

          Expected long-term rate of return on plan assets (periodic cost)          8.50%         8.50%


      As noted above, the qualified pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      In 2004, the Company also had incentive savings plans in which substantially all employees and career field underwriters of the Company were eligible to participate. The Company matched field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsored non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company.

      The Company provides certain health care and life insurance benefits for certain retired employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      Components of the Company's net postretirement benefits costs follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Service costs ......................................................   $       .2    $      1.6    $      1.5
       Interest cost on accumulated postretirement
         benefits obligation ..............................................          4.8           4.8           5.1
       Net amortization and deferrals .....................................         (1.7)          (.4)          (.5)
       Other ..............................................................           --           7.5            --
                                                                              ----------    ----------    ----------
       Net Periodic Postretirement Benefits Costs .........................   $      3.3    $     13.5    $      6.1
                                                                              ==========    ==========    ==========


      The following table sets forth the changes in the accumulated benefits obligation of the Company's postretirement plans that is recognized in the accompanying consolidated financial statements:

                                                                                    DECEMBER 31,
                                                                              ------------------------
                                                                                 2007          2006
                                                                              ----------    ----------
                                                                                    (IN MILLIONS)

       Accumulated postretirement benefits obligation,
         beginning of year ................................................   $     92.5    $     97.9
       Service cost .......................................................           .2           1.6
       Interest cost ......................................................          4.8           4.8
       Benefits paid ......................................................         (6.9)         (6.6)
       Medicare Part D Subsidy ............................................          (.8)          (.8)
       Actuarial gains ....................................................         (9.5)         (9.4)
       Plan amendments ....................................................           --          (2.5)
       Plan recalculation adjustment(1) ...................................           --           7.5
                                                                              ----------    ----------
       Accumulated Postretirement Benefits Obligation, End of Year ........   $     80.3    $     92.5
                                                                              ==========    ==========


       (1) Included an adjustment in 2006 of the postretirement liability related to prior periods.

      The following table discloses the amounts included in accumulated other comprehensive loss at December 31, 2007 and 2006 that have not yet been recognized as components of net periodic postretirement benefits cost.

                                                                                    DECEMBER 31,
                                                                              ------------------------
                                                                                 2007          2006
                                                                              ----------    ----------
                                                                                   (IN MILLIONS)

       Unrecognized net actuarial gain ....................................   $    (20.0)   $    (12.2)
       Unrecognized prior service credit ..................................         (2.7)         (2.7)
                                                                              ----------    ----------
            Total .........................................................   $    (22.7)   $    (14.9)
                                                                              ==========    ==========


      The estimated net gain and negative prior service cost estimated to be reclassified from accumulated other comprehensive loss and recognized as components of net periodic postretirement benefit cost over the next year are $1.6 million and $0.1 million, respectively.

      The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2007 and 2006 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2007 and 2006.

                                                                                  2007          2006
                                                                                --------      --------
          Discount rate:
            Benefit obligation ............................................         6.25%         5.75%
            Periodic cost .................................................         5.75%         5.25%

      In 1992, the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005 and 2006, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2007 would be decreased by 0.7% and a decrease of 0.6% on the sum of the service cost and interest cost.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                                    POSTRETIREMENT BENEFITS
                                                 ------------------------------------------------------------------
                                                                                   HEALTH
                                                                  -------------------------------------------------
                                                                       GROSS         ESTIMATED            NET
                                   PENSION             LIFE          ESTIMATED     MEDICARE PART D     ESTIMATED
                                   BENEFITS         INSURANCE         PAYMENT          SUBSIDY          PAYMENT
                                ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   (IN MILLIONS)

       2008...................  $          24.6  $           2.0  $           5.6  $            .9  $           4.7
       2009 ..................             24.6              2.1              5.5              1.0              4.5
       2010 ..................             25.1              2.1              5.5              1.1              4.4
       2011 ..................             25.7              2.2              5.4              1.2              4.2
       2012 ..................             26.3              2.3              5.2              1.3              3.9
       Years 2013 - 2017 .....            148.5             12.0             23.3              7.8             15.5



12)   SHARE-BASED AND OTHER COMPENSATION PROGRAMS

      For 2007 and 2006 respectively, the Company recognized compensation costs of $8.0 million and $6.6 million, for share-based payment arrangements. Effectively January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

      The Company recognized compensation costs of $2.3 million and $2.9 million related to employee stock options for 2007 and 2006, respectively. Prior to adopting of SFAS No. 123(R), AXA Financial and its consolidated subsidiaries, including the Company, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of earnings in 2005. On a pro-forma basis, consolidated net earnings as reported in 2005 would have been reduced by $3.6 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

      As of December 31, 2007, approximately $1.6 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $1.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $0.4 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

13)   NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS, NET

      The sources of net investment income follow:

                                                                                 2007          2006           2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Fixed maturities ...................................................   $    472.6    $    459.5    $    450.3
       Mortgage loans on real estate ......................................        104.8         116.2         124.9
       Equity real estate .................................................          9.9           9.9          17.6
       Other equity investments ...........................................         22.8          19.6          31.7
       Policy loans .......................................................         66.4          66.8          68.3
       Other investment income ............................................         25.0          29.8          13.9
                                                                              ----------    ----------    ----------

         Gross investment income ..........................................        701.5         701.8         706.7

       Investment expenses ................................................        (31.7)        (29.6)        (35.6)
                                                                              ----------    ----------    ----------

       Net Investment Income ..............................................   $    669.8    $    672.2    $    671.1
                                                                              ==========    ==========    ==========

      Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Fixed maturities ...................................................   $    (39.0)   $     (8.1)   $     (3.6)
       Mortgage loans on real estate ......................................          1.6           2.5           2.1
       Equity real estate .................................................          5.6            .1            .2
       Other equity investments ...........................................           .4           1.1            .6
       Other ..............................................................          (.1)           --           2.4
                                                                              ----------    ----------    ----------
       Investment (Losses) Gains, Net .....................................   $    (31.5)   $     (4.4)   $      1.7
                                                                              ==========    ==========    ==========


      Writedowns of fixed maturities amounted to $37.1 million, $10.1 million and $6.6 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate amounted to zero, $0.1 million and zero for 2007, 2006 and 2005, respectively. There were no writedowns of equity real estate for 2007, 2006 and 2005.

      For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $302.0 million, $240.2 million and $198.4 million. Gross gains of $0.6 million, $10.3 million and $2.3 million and gross losses of $8.2 million, $6.9 million and $7.8 million were realized on these sales for 2007, 2006 and 2005, respectively. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(57.2) million, $(66.5) million and $(209.5) million, respectively.

      Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Balance, beginning of year .........................................   $    (25.1)   $    (12.3)   $     40.1
       Changes in unrealized investment losses ............................        (61.0)        (64.1)       (209.3)
       Changes in unrealized investment gains (losses)
         attributable to:
          Closed Block policyholder dividend obligation ...................        (16.4)         39.1         104.1
          DAC and VOBA ....................................................          9.3           5.8          25.2
          Deferred income taxes ...........................................         23.4           6.4          27.6
                                                                              ----------    ----------    ----------
       Balance, End of Year ...............................................   $    (69.8)   $    (25.1)   $    (12.3)
                                                                              ==========    ==========    ==========


                                                                                 2007         2006           2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Balance, end of year comprises:
          Unrealized investment gains (losses) on:
             Fixed maturities .............................................   $   (151.8)   $    (93.9)   $    (27.4)
             Other equity investments .....................................           .4           3.5           1.1
                                                                              ----------    ----------    ----------
             Total ........................................................       (151.4)        (90.4)        (26.3)
          Amounts of unrealized investment gains
             attributable to:
             Closed Block policyholder
                dividend obligation .......................................         23.9          40.3           1.2
             DAC and VOBA .................................................         20.7          11.4           5.6
             Deferred income taxes ........................................         37.0          13.6           7.2
                                                                              ----------    ----------    ----------
       Total ..............................................................   $    (69.8)   $    (25.1)   $    (12.3)
                                                                              ==========    ==========    ==========


14)   INCOME TAXES

        A summary of the income tax expense in the statements of earnings follows:

                                                                                 2007          2006         2005
                                                                              ----------    ----------   ----------
                                                                                          (IN MILLIONS)

       Income tax expense:

         Current expense ..................................................   $    115.3    $     70.9   $     39.2
         Deferred (benefit) expense .......................................        (62.2)          9.2         58.6
                                                                              ----------    ----------   ----------
       Total ..............................................................   $     53.1    $     80.1   $     97.8
                                                                              ==========    ==========   ==========


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                           (IN MILLIONS)

       Tax at statutory rate ..............................................   $     55.2    $     75.9    $     90.0
       Dividends received deduction .......................................         (1.5)         (3.2)         (4.3)
       Foreign loss disallowance ..........................................           .9            .4            .7
       IRS interest .......................................................          4.9           6.5            --
       Tax settlement/accrual adjustment ..................................           --            --          11.4
       Officers life insurance ............................................         (3.7)           .4          (1.0)
       Meals and entertainment ............................................           .1            .1            .1
       Low income housing credit ..........................................         (3.5)           --            --
       Other ..............................................................           .7            --            .9
                                                                              ----------    ----------    ----------
       Income Tax Expense .................................................   $     53.1    $     80.1    $     97.8
                                                                              ==========    ==========    ==========

      On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

      The components of the net deferred income taxes are as follows:

                                                              DECEMBER 31, 2007              December 31, 2006
                                                          ---------------------------   ---------------------------
                                                             ASSETS      LIABILITIES       Assets      Liabilities
                                                          ------------   ------------   ------------   ------------
                                                                               (IN MILLIONS)

        Compensation and related benefits .............   $      114.2   $         --   $       85.4   $         --
        Reserves and reinsurance ......................          298.3             --          285.6             --
        DAC ...........................................           35.6             --           71.4             --
        VOBA ..........................................             --          195.9             --          234.3
        Investments ...................................             --           13.8             --          124.3
        Intangible assets .............................             --           52.3             --           53.3
        Fixed assets and software .....................           47.6             --           79.9             --
        Policyholder dividends ........................           27.8             --           21.7             --
        Non-life subsidiaries .........................           82.3             --           67.5             --
        Other .........................................           45.4             --           37.6             --
                                                          ------------   ------------   ------------   ------------
        Total .........................................   $      651.2   $      262.0   $      649.1   $      411.9
                                                          ============   ============   ============   ============

      At December 31, 2007, the Company had no Federal tax loss carryforwards.

      The IRS is examining the Company's Federal income tax returns for the years 2002 through July 8, 2004, the date MONY was acquired by AXA Financial. Management believes the examination of the Company's returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

      As a result of the implementation of FIN 48 as of January 1, 2007, there was no change to the unrecognized tax benefits of $184.7 million, of which $118.9 million would affect the effective tax rate. At December 31, 2007, the total amount of unrecognized tax benefits was $83.7 million, of which $38.6 million would affect the effective tax rate.

      The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $10.6 million and $54.9 million, respectively. Tax expense for 2007 reflected $4.9 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                     2007
                                                                ---------------
                                                                 (IN MILLIONS)

        Balance at January 1, 2007 (date of adoption) .......   $         129.8
        Additions for tax positions of prior years ..........              13.7
        Reductions for tax positions of prior years .........             (22.4)
        Additions for tax positions of current years ........               9.5
        Reductions for tax positions of current years........              (1.0)
        Settlements with tax authorities ....................             (56.5)
                                                                ---------------
        Balance, End of Year ................................   $          73.1
                                                                ===============


      It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)   DISCONTINUED OPERATIONS

      The Company's discontinued operations include equity real estate held-for-sale and Enterprise. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for 2007, 2006 and 2005:


                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                           (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale ..........................................   $       .1    $     10.7    $      5.2
       Disposal of business - Enterprise ..................................         (3.4)         (6.0)          (.7)
                                                                              ----------    ----------    ----------
       Total ..............................................................   $     (3.3)   $      4.7    $      4.5
                                                                              ==========    ==========    ==========

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale ..........................................   $      (.1)   $     62.2    $       --
       Disposal of business - Enterprise ..................................         (6.3)         (1.0)           --
                                                                              ----------    ----------    ----------
       Total ..............................................................   $     (6.4)   $     61.2    $       --
                                                                              ==========    ==========    ==========


      Disposal of Businesses
      ----------------------

      In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Distributors transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust ("AEMMFT"), AXA Enterprise Funds Trust ("AEFT") and The Enterprise Group of Funds, Inc. ("EGF") (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, Enterprise distribution contracts and operations are reported as Discontinued Operations. In 2007 and 2006, respectively, $9.7 million pre-tax ($6.3 million post-tax) and $1.5 million pre-tax ($1.0 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $7.4 million.

      In 2007 and 2006, respectively, impairments of $9.7 million pre-tax ($6.3 million post-tax) and $5.8 million pre-tax ($3.8 million post-tax) were recorded on intangible assets associated with investment management and distribution contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were $39.0 million and $61.0 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 total liabilities related to these operations were $9.5 million and $13.3 million, respectively, and were included in Other liabilities.

      The gross carrying amount of AXA Enterprise Funds related intangible assets were $24.0 million and $44.5 million at December 31, 2007 and 2006, respectively, and the accumulated amortization of these intangible assets were $18.0 million and $16.6 million, respectively. Amortization expense related to the AXA Enterprise Funds intangible assets totaled $1.4 million, $4.5 million and $6.9 million for 2007, 2006 and 2005, respectively.

      During the first quarter of 2005, the Board of Directors of the EGF and the Boards of Trustees of the AEFT and AEMMFT approved the resolutions to merge each EGF fund into either a newly created AEMMFT fund or an existing AEMMFT fund. These resolutions were approved by the shareholders of EGF during 2005. As a result of the transfer of the funds from EGF to AEMMFT the investment management responsibilities related to these funds were also transferred from the Company to AXA Equitable. In connection with the mergers of each fund, the intangible asset for the investment management contracts of $30.6 million, which represented approximately 51% of the investment management fees, now being earned by AXA Equitable were transferred to AXA Equitable and accounted for as a reduction of Capital in excess of par on the consolidated balance sheet of $19.9 million, net of income taxes.

      Real Estate Held-For-Sale
      -------------------------

      In 2006, two real estate properties with a total book value of $125.5 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. In 2006, both properties were sold resulting in gains of $95.6 million ($62.2 million post-tax). At December 31, 2007 and 2006, there was no equity real estate held-for-sale.


16)   OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                            DECEMBER 31,
                                                               --------------------------------------
                                                                  2007          2006          2005
                                                               ----------    ----------    ----------
                                                                           (IN MILLIONS)

       Unrealized losses on investments ....................   $    (69.8)   $    (25.1)   $    (12.3)
       Defined benefit pension and other
         postretirement plans ..............................         10.0           9.9            --
                                                               ----------    ----------    ----------
       Total Accumulated Other
         Comprehensive Loss ................................   $    (59.8)   $    (15.2)   $    (12.3)
                                                               ==========    ==========    ==========


      The components of other comprehensive (loss) income for the past three years follow:

                                                                  2007          2006          2005
                                                               ----------    ----------    ----------
                                                                           (IN MILLIONS)

        Net unrealized (losses) gains on investments:
            Net unrealized losses
              arising during the period ....................   $    (59.5)   $    (65.9)   $   (213.8)
           (Losses) gains reclassified into net earnings
              during the period ............................         (1.5)          1.8           4.5
                                                               ----------    ----------    ----------
        Net unrealized losses on investments ...............        (61.0)        (64.1)       (209.3)
        Adjustments for policyholders liabilities, DAC
           and VOBA and deferred income taxes ..............         16.3          51.3         156.9
                                                               ----------    ----------    ----------

        Change in unrealized (losses) gains, net of
            Adjustments ....................................        (44.7)        (12.8)        (52.4)
        Change in defined benefit pension and other
            postretirement plans ...........................           .1            --            --
                                                               ----------    ----------    ----------
        Total Other Comprehensive Loss .....................   $    (44.6)   $    (12.8)   $    (52.4)
                                                               ==========    ==========    ==========


17)   COMMITMENTS AND CONTINGENT LIABILITIES

      Debt Maturities
      ---------------

      At December 31, 2007, aggregate maturities of the long-term debt, including the current portion of long-term debt, based on required principal payments at maturity were zero for each of 2008, 2009, 2010, 2011 and 2012 and $1.9 million thereafter.

      Leases
      ------

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2008 and the four successive years are $22.9 million, $13.3 million, $12.1 million, $12.6 million, $12.9 million and $44.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2008 and the four successive years is $12.1 million, $9.8 million, $9.8 million, $10.7 million, $11.2 million and $38.3 million thereafter.

      MONY Acquisition
      ----------------

      Set forth below is certain information regarding the liabilities recorded in connection with the Company's Purchase Adjustments. Such liabilities are included in Other liabilities on the Company's consolidated balance sheets.

                                                                                          OTHER
                                                                                       CONTRACTUAL
                                                        SEVERANCE        LEASES        OBLIGATIONS       TOTAL
                                                      ------------    ------------    ------------    ------------
                                                                             (IN MILLIONS)

        Balance at January 1, 2005 ...............   $       26.7    $       83.9    $       23.0    $      133.6
          Payments ...............................          (12.1)          (31.7)           (4.1)          (47.9)
          Change in reserve estimate .............           (9.3)             --              --            (9.3)
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2005 .............            5.3            52.2            18.9            76.4
          Payments ...............................           (2.6)          (18.1)             --           (20.7)
          Change in reserve estimate .............             --              --            (1.5)           (1.5)
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2006 .............            2.7            34.1            17.4            54.2
          Payments ...............................            (.7)           (8.9)           (2.4)          (12.0)
          Change in reserve estimate .............             --              --             1.7             1.7
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2007 .............   $        2.0    $       25.2    $       16.7    $       43.9
                                                     ============    ============    ============    ============

      In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

      Guarantees and Other Commitments
      --------------------------------

      The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements include commitments by the Company, to provide equity financing of $60.9 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2007 of which $10.0 million was guaranteed by AXA Financial. The Company had $17.7 million in commitments under existing mortgage loan agreements at December 31, 2007.


18)   LITIGATION

      (i)In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled ENRON CORP. V. J.P. MORGAN SECURITIES, INC., ET AL. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. In December 2007, this case was dismissed pursuant to a settlement that was reached among the parties.

      (ii) MONY Life and certain of its affiliates are currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; and DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

                       -----------------------------------


      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


19)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to AEFS LLC. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $96.1 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, MONY Life's statutory net gain was $130.4 million, $293.5 million and $142.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,097.0 million and $1,230.6 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, MONY Life paid $80.0 million, $35.0 million and $75.0 million in shareholder dividends.

      At December 31, 2007, MONY Life, in accordance with various government and state regulations, had $7.3 million of securities deposited with such government or state agencies.

      At December 31, 2007 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007. At December 31, 2007, there was a difference in capital and surplus of $3.1 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) THE FOLLOWING FINANCIAL STATEMENTS ARE INCLUDED IN PART B OF THE REGISTRATION STATEMENT:

     The financial statements of MONY Life Insurance Company and MONY Variable Account A are included in the Statement of Additional Information.

(b)  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

     (1) Certification of Resolution of Board of Directors of The Mutual Life Insurance Company of New York authorizing the establishment of MONY Variable Account A, adopted November 28, 1990, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

     (2)    Custody of Securities. Not applicable.

     (3)    (a) Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Securities Corporation, and MONY Series Fund, Inc., dated January 1, 1991, incorporated herein by reference to post-effective amendment no. 25 to the registration statement on Form N-1A (File No. 2-95501) filed on April 30, 2004.

            (b) Form of selling agreement between underwriter and dealers
                (Broker-Dealer Supervisory and Sales Agreement), incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (c) Form of commission schedule between underwriter and dealer, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement between MONY Life Insurance
                Company and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales
                Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

            (h) First Amendment to General Agent Sales Agreement, dated June 6,
                2005, by and between MONY Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

            (i) Broker-Dealer Distribution and Servicing Agreement, dated June
                6, 2005, MONY Life Insurance Company and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

     (4)    (a) Form of Flexible Payment Variable Annuity Contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

            (b) Form of riders for Flexible Payment Variable Annuity Contract, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (5)    Form of application for Flexible Payment Variable Annuity
            Contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

     (6)    (a) Restated Charter of MONY Life Insurance Company (as Amended July
                22, 2004), incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

            (b) By-Laws of MONY Life Insurance Company (as Amended July 22,
                2004), incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (7) Form of Reinsurance Contract. Automatic Reinsurance Agreement between MONY Life Insurance Company and AXA Corporate Solutions
            Life Reinsurance Company, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (8)    (a) Participation Agreement among AIM Variable Insurance Funds, AIM
                Distributors, Inc., MONY Life Insurance Company and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (b) Participation Agreement among The Alger American Fund, MONY
                Life Insurance Company and Fred Alger & Company, Incorporated, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (c) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus
                Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
                (i) Amendment dated May 15, 2002, incorporated herein by
                    reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (d) Participation Agreement among EQ Advisors Trust, MONY Life
                Insurance Company, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

            (e) Participation Agreement among Franklin Templeton Variable
                Insurance Products Trust, Franklin Templeton Distributors,
                Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (f) Participation Agreement among INVESCO Variable Investment
                Funds, Inc., MONY Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (g) Participation Agreement between Janus Aspen Series Fund, Inc.
                and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
                (i) Form of amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (h) Participation Agreement among Lord Abbett Series Fund, Inc.,
                Lord Abbett Distributor LLC and MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

            (i) Participation Agreement among MFS Variable Insurance Trust, MONY
                Life Insurance Company and Massachusetts Financial Services Co., incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (j) Participation Agreement among Morgan Stanley Dean Witter
                Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (k) Participation Agreement among Oppenheimer Variable Account
                Funds, Oppenheimer, Inc., MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (l) Participation Agreement between PBHG Insurance Series Fund and
                MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (m) Participation Agreement among PIMCO Variable Insurance Trust,
                MONY Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

            (n) Form of participation agreement for MONY Life Insurance Company with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

     (9)(i) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

        (ii) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered, incorporated herein by reference to post-effective no. 12 to the registration statement on Form N-4 (File no. 333-72714) filed on April 27, 2007.

       (iii) Opinion and Consent of Dodie Kent, MONY Life Insurance Company as to the legality of the securities being registered, is filed herewith.

     (10)   (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company and MONY Variable Account A is filed herewith.

            (b) Powers of Attorney, incorporated herein by reference to
                Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Claus-Michael Dill, Director
(vii)    Power of Attorney for Denis Duverne, Director
(viii)   Power of Attorney for Mary R. (Nina) Henderson, Director
(ix)     Power of Attorney for James F. Higgins, Director
(x)      Power of Attorney for W. Edwin Jarmain, Director
(xi)     Power of Attorney for Christina Johnson Wolff, Director
(xii)    Power of Attorney for Scott D. Miller, Director
(xiii)   Power of Attorney for Joseph H. Moglia, Director
(xiv)    Power of Attorney for Peter J. Tobin, Director

            (c) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-4 (File No. 333-72714), filed on April 26, 2006.

            (d) Powers of Attorney incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form N-4 (File no. 333-72714) filed on April 27, 2007.

            (e)   Powers of Attorney filed herewith.

     (11) No financial statements have been omitted from Item 23.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Calculations. Not applicable.

Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

The AXA Organizational Charts 2007 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 31, 2008 there were 200 owners of Qualified Contracts and 1,532 owners of Non-Qualified Contracts of the MONY Variable Annuity contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13221.

ITEM 31. MANAGEMENT SERVICES

      Not applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2008.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2008.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 24, 2008

                                  EXHIBIT INDEX

EXHIBIT
NO.         DESCRIPTION                                              TAG VALUES
--------    -----------------------------------------------          -----------
(9)(iii)    Opinion and Consent of Counsel                           EX-99.9iii

(10)(a)     Consent of PricewaterhouseCoopers LLP,                   EX-99.10a
            independent registered public accounting firm
(10)(e)     Powers of Attorney                                       EX-99.10e